UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(formerly known as VanEck Vectors ETF Trust)
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2021

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT June 30, 2021 (unaudited)

VANECK VECTORS®

Africa Index ETF	AFK®
Brazil Small-Cap ETF	BRF®
China Growth Leaders ETF	GLCN
ChinaAMC SME-ChiNext ETF	CNXT®
Egypt Index ETF	EGPT®
India Growth Leaders ETF	GLIN
Indonesia Index ETF	IDX®
Israel ETF	ISRA®
Russia ETF	RSX®
Russia Small-Cap ETF	RSXJ®
Vietnam ETF	VNM®

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2021.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

June 30, 2021
(unaudited)

Dear Fellow Shareholders:

The way we think about the financial markets—since no one knows the future for sure—is to identify potential scenarios. Last year, we said that roaring global growth would push interest rates to 1.5%-2.0% during 2021. This already happened in the first and second quarters! Now that we are into the third quarter, what next?

The mainstream, high-probability scenario (“Goldilocks”) continues to be that the rate increases pause and stock markets continue to make new highs. To support this idea of strong-but-tapering growth, the first major country that went through the COVID-19 cycle has continued to level off after its boom. Following some temporary weakness in February, China’s manufacturing PMI (Purchasing Managers’ Index) had a greater than expected rise in March (the services PMI soared), thereafter it tended to be on the weaker side. In May, however, while the official manufacturing PMI was a touch stronger than expected, the services PMI showed a significant (and surprising) pullback, raising concerns about the rebalancing. For updates on this, please follow our Emerging Markets Fixed Income Strategy Chief Economist Natalia Gurushina’s daily emails and our monthly China updates.

Another scenario is the “Wage Inflation” scenario. I like to distinguish between commodity price inflation and wage inflation. Commodity prices have been rallying strongly since last summer with almost all commodity prices continuing to touch multi-year highs. But wage inflation is more important for financial markets. Wage inflation is the driver of a longer-lasting inflation and can be hard to extinguish. The level of stimulus from the U.S. Federal Reserve we saw in 2020 was unprecedented, as is the spending planned by the new Biden administration. We may find that we are witnessing a paradigm change in the “environment” of the financial markets and a new “dynamic” compared with the last 10 years. And a burst of commodity price inflation isn’t the concern in this “Wage Inflation” scenario, rather the concern is that investment consequences could endure not only through 2021, but also well into 2022. My investment colleagues are divided on whether wage inflation is possible in an over-stimulated yet deflationary world. We’ll see in 2022.

The “Too Hot” scenario remains that, with this tremendous stimulus, we expect to see interest rates rise unexpectedly further in the second half of 2021. In fact, I believe there is a chance that 10-year U.S. interest rates can exceed 2.5% by the end of 2021—“Rate Surprise”—and that investors should have this scenario on their radar screens. This could lead to turbulence in financial markets. By definition, bonds will fall further. But again, this may be okay for equities.

Last, there is a “Too Cold” scenario. With rates below 1.5% in early July, we are suddenly facing the risk of a deflationary slowdown. Perhaps the markets think that the Fed will tighten—it did slightly signal this at the last meeting—or that the economy will react badly to the lack of new stimulus in 2022. I would call this a flavor of Goldilocks for the financial markets, but not without worries.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Vectors ETF Trust

July 20, 2021

1

VANECK VECTORS ETFs

PRESIDENT’S LETTER

(unaudited) (continued)

PS The investing outlook can change suddenly, as it certainly did in 2020. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2021 to June 30, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2021 - June 30, 2021*
Africa Index ETF
Actual	$1,000.00	$1,069.30	0.76%	$3.90
Hypothetical**	$1,000.00	$1,021.03	0.76%	$3.81
Brazil Small-Cap ETF
Actual	$1,000.00	$1,153.30	0.59%	$3.15
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96
China Growth Leaders ETF
Actual	$1,000.00	$1,011.40	0.60%	$2.99
Hypothetical**	$1,000.00	$1,021.82	0.60%	$3.01
ChinaAMC SME-ChiNext ETF
Actual	$1,000.00	$1,110.90	0.65%	$3.40
Hypothetical**	$1,000.00	$1,021.57	0.65%	$3.26
Egypt Index ETF
Actual	$1,000.00	$984.20	0.99%	$4.87
Hypothetical**	$1,000.00	$1,019.89	0.99%	$4.96
India Growth Leaders ETF
Actual	$1,000.00	$1,183.40	0.94%	$5.09
Hypothetical**	$1,000.00	$1,020.13	0.94%	$4.71
Indonesia Index ETF
Actual	$1,000.00	$882.80	0.57%	$2.66
Hypothetical**	$1,000.00	$1,021.97	0.57%	$2.86
3

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2021 - June 30, 2021*
Israel ETF
Actual	$1,000.00	$1,065.20	0.59%	$3.02
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96
Russia ETF
Actual	$1,000.00	$1,217.90	0.59%	$3.24
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96
Russia Small-Cap ETF
Actual	$1,000.00	$1,014.10	0.75%	$3.75
Hypothetical**	$1,000.00	$1,021.08	0.75%	$3.76
Vietnam ETF
Actual	$1,000.00	$1,179.80	0.59%	$3.19
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2021), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
4

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Burkina Faso: 1.9%
IAMGOLD Corp. (USD) *	423,094	$1,248,127
Canada: 5.8%
B2Gold Corp. (USD)	30,844	129,853
Barrick Gold Corp. (USD)	65,840	1,361,571
Ivanhoe Mines Ltd. *	311,838	2,253,856
		3,745,280
China: 1.6%
China Molybdenum Co. Ltd. (HKD) # †	1,722,000	1,020,190
Egypt: 5.2%
Centamin Plc (GBP) #	520,071	728,516
Commercial International Bank Egypt SAE (USD) (GDR) *	805,390	2,645,706
		3,374,222
Germany: 4.5%
Jumia Technologies AG (ADR) *	96,818	2,936,490
India: 1.0%
MakeMyTrip Ltd. (USD) * †	21,976	660,379
Indonesia: 0.7%
Golden Agri-Resources Ltd. (SGD) #	2,536,200	434,822
Kenya: 9.2%
Equity Group Holdings Plc # *	3,782,900	1,568,219
Safaricom Plc #	11,410,000	4,380,825
		5,949,044
Morocco: 12.0%
Attijariwafa Bank	68,188	3,504,848
Bank of Africa	64,424	1,217,058
Banque Centrale Populaire #	55,046	1,640,393
Co. Sucrerie Marocaine et de Raffinage	45,465	1,389,152
		7,751,451
Nigeria: 7.0%
Guaranty Trust Holding Co. Plc *	36,907,056	2,504,587
Zenith Bank Plc	37,767,343	2,035,802
		4,540,389
Norway: 0.3%
Scatec Solar ASA 144A #	7,940	210,559
South Africa: 35.8%
Absa Group Ltd. # *	55,016	522,639
Anglo American Platinum Ltd. #	5,351	618,058
Anglo American Plc (GBP) #	69,606	2,766,207
Aspen Pharmacare Holdings Ltd. *	22,817	259,015
	Number of Shares	Value
South Africa (continued)
AVI Ltd.	20,360	$101,310
Bid Corp. Ltd. *	17,354	376,291
Bidvest Group Ltd. #	20,931	279,598
Capitec Bank Holdings Ltd. #	2,716	320,187
Clicks Group Ltd. †	13,175	226,698
Coronation Fund Managers Ltd. #	19,993	67,885
Discovery Ltd. # *	32,696	288,316
Exxaro Resources Ltd.	11,954	140,999
FirstRand Ltd. #	236,988	889,229
Foschini Group Ltd. # *	12,483	138,472
Gold Fields Ltd. (ADR)	58,745	522,830
Growthpoint Properties Ltd.	229,186	239,158
Harmony Gold Mining Co. Ltd. (ADR)	35,115	130,979
Impala Platinum Holdings Ltd. #	48,857	803,646
Investec Plc (GBP) #	44,454	177,334
Kumba Iron Ore Ltd. # †	4,801	214,560
Life Healthcare Group Holdings Ltd. *	76,102	121,092
Momentum Metropolitan Holdings	51,215	69,943
Mr Price Group Ltd. # †	16,161	237,342
MTN Group Ltd. # * †	112,015	809,333
MTN Nigeria Communications Plc (NGN) #	6,602,633	2,458,675
MultiChoice Group Ltd.	21,730	178,573
Naspers Ltd. #	25,014	5,274,585
Nedbank Group Ltd. # *	21,856	261,486
Netcare Ltd. *	89,603	89,360
Northam Platinum Ltd. # *	16,541	249,886
Old Mutual Ltd.	243,623	230,336
Pick n Pay Stores Ltd. #	24,666	91,210
Rand Merchant Investment Holdings Ltd. #	53,732	117,979
Remgro Ltd.	38,985	312,890
Resilient REIT Ltd.	23,511	85,869
Sanlam Ltd.	135,164	580,934
Sasol Ltd. (ADR) * †	38,543	590,864
Shoprite Holdings Ltd. #	35,264	383,733
Sibanye Stillwater Ltd. (ADR) †	36,926	617,772
SPAR Group Ltd.	10,641	134,805
Standard Bank Group Ltd. #	96,503	861,906
Tiger Brands Ltd. †	9,493	138,950
Woolworths Holdings Ltd. # *	49,720	187,991
		23,168,925

See Notes to Financial Statements

5

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Switzerland: 2.2%
Mediclinic International Plc (GBP) # *	29,741	$122,182
Nestle Nigeria Plc (NGN) #	364,258	1,273,042
		1,395,224
Tanzania: 0.8%
AngloGold Ashanti Ltd. (ADR)	28,130	522,655
United Arab Emirates: 4.6%
Maroc Telecom (MAD)	195,725	3,002,724
United Kingdom: 4.2%
East African Breweries Ltd. (KES) *	513,600	860,363
Endeavour Mining Plc (CAD)	71,132	1,529,140
Vodacom Group Ltd. (ZAR) # †	32,199	290,231
		2,679,734
United States: 0.4%
Royal Caribbean Cruises Ltd. *	3,083	262,918
	Number of Shares	Value
Zambia: 2.6%
First Quantum Minerals Ltd. (CAD)	71,804	$1,656,659
Zimbabwe: 0.0%
Cassava Smartech Zimbabwe Ltd. # *	32,900	3,475
Delta Corp. Ltd. #	15,980	8,187
		11,662
Total Common Stocks (Cost: $52,802,068)		64,571,454

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $442,502)
Money Market Fund: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio	442,502	442,502
Total Investments: 100.5% (Cost: $53,244,570)		65,013,956
Liabilities in excess of other assets: (0.5)%		(330,541)
NET ASSETS: 100.0%		$64,683,415

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KES	Kenyan Shilling
MAD	Moroccan Dirham
NGN	Nigerian Naira
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,125,505.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,700,898 which represents 45.9% of net assets.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $210,559, or 0.3% of net assets.

See Notes to Financial Statements

6

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	17.2%	$11,120,360
Consumer Discretionary	15.0	9,698,178
Consumer Staples	8.4	5,418,564
Energy	0.2	140,999
Financials	30.8	19,821,151
Health Care	0.9	591,649
Industrials	0.4	279,598
Materials	26.3	16,965,370
Real Estate	0.5	325,026
Utilities	0.3	210,559
	100.0%	$64,571,454

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Burkina Faso	$1,248,127	$—	$—	$1,248,127
Canada	3,745,280	—	—	3,745,280
China	—	1,020,190	—	1,020,190
Egypt	2,645,706	728,516	—	3,374,222
Germany	2,936,490	—	—	2,936,490
India	660,379	—	—	660,379
Indonesia	—	434,822	—	434,822
Kenya	—	5,949,044	—	5,949,044
Morocco	6,111,058	1,640,393	—	7,751,451
Nigeria	4,540,389	—	—	4,540,389
Norway	—	210,559	—	210,559
South Africa	5,148,668	18,020,257	—	23,168,925
Switzerland	—	1,395,224	—	1,395,224
Tanzania	522,655	—	—	522,655
United Arab Emirates	3,002,724	—	—	3,002,724
United Kingdom	2,389,503	290,231	—	2,679,734
United States	262,918	—	—	262,918
Zambia	1,656,659	—	—	1,656,659
Zimbabwe	—	11,662	—	11,662
Money Market Fund	442,502	—	—	442,502
Total Investments	$35,313,058	$29,700,898	$—	$65,013,956

See Notes to Financial Statements

7

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 88.5%
Automobiles & Components: 0.9%
Mahle-Metal Leve SA	32,400	$217,116
Tupy SA *	57,100	272,539
		489,655
Capital Goods: 4.1%
Embraer SA (ADR) * †	123,229	1,865,687
Iochpe Maxion SA *	77,702	250,425
		2,116,112
Commercial & Professional Services: 1.3%
Ambipar Participacoes e Empreendimentos SA	31,450	287,703
Boa Vista Servicos SA	169,250	373,971
		661,674
Consumer Durables & Apparel: 12.6%
Arezzo Industria e Comercio SA	45,300	860,680
Cia Hering	87,400	601,141
Construtora Tenda SA	50,150	252,575
Cury Construtora e Incorporadora SA	63,900	131,557
Cyrela Brazil Realty SA Empreendimentos e Participacoes	239,200	1,122,467
Direcional Engenharia SA	69,550	195,766
Even Construtora e Incorporadora SA	92,850	195,265
Ez Tec Empreendimentos e Participacoes SA	128,152	801,562
Grendene SA	174,850	352,597
Grupo De Moda Soma SA *	188,200	603,142
Guararapes Confeccoes SA *	71,500	299,438
MRV Engenharia e Participacoes SA	187,150	614,452
Vivara Participacoes SA	77,650	513,628
		6,544,270
Consumer Services: 8.9%
Afya Ltd. (USD) * †	25,010	644,757
Anima Holding SA *	214,350	595,153
Arco Platform Ltd. (USD) * †	13,227	405,540
Arcos Dorados Holdings, Inc. (USD) * †	76,140	454,556
BK Brasil Operacao e Assessoria a Restaurantes SA *	118,300	283,513
Cogna Educacao *	1,423,150	1,238,940
CVC Brasil Operadora e Agencia de Viagens SA *	154,252	859,678
Ser Educacional SA 144A	41,225	155,325
		4,637,462
	Number of Shares	Value
Diversified Financials: 0.8%
Vinci Partners Investments Ltd. (USD) *	26,826	$388,977
Energy: 2.3%
3R Petroleum Oleo E Gas SA *	69,100	629,900
Enauta Participacoes SA	67,150	243,148
Modec, Inc. # †	16,600	307,403
		1,180,451
Food & Staples Retailing: 0.8%
Dimed SA Distribuidora da Medicamentos	60,500	260,182
Empreendimentos Pague Menos SA *	74,800	169,187
		429,369
Food, Beverage & Tobacco: 5.0%
Adecoagro SA (USD) *	44,673	448,517
Camil Alimentos SA	59,200	113,549
Minerva SA	226,900	427,450
Sao Martinho SA	137,250	997,269
SLC Agricola SA	61,000	629,402
		2,616,187
Health Care Equipment & Services: 5.0%
Fleury SA	208,600	1,087,079
Instituto Hermes Pardini SA *	38,650	163,185
Odontoprev SA	201,450	527,744
Qualicorp Consultoria e Corretora de Seguros SA	141,150	820,428
		2,598,436
Insurance: 1.7%
IRB Brasil Resseguros SA	779,950	904,803
Materials: 4.2%
Duratex SA	215,675	1,032,021
ERO Copper Corp. * †	35,634	747,693
Largo Resources Ltd. *	24,483	381,189
		2,160,903
Media & Entertainment: 1.1%
Meliuz SA	58,600	580,722
Real Estate: 7.6%
Aliansce Sonae Shopping Centers SA	129,938	758,655
BR Malls Participacoes SA *	581,250	1,184,984
BR Properties SA	173,950	320,705
FII BTG Pactual Corporate Office Fund	19,753	321,684
Iguatemi Empresa de Shopping Centers SA	72,900	592,868
Jereissati Participacoes SA	33,300	225,825
JHSF Participacoes SA	214,800	313,965

See Notes to Financial Statements

8

	Number of Shares	Value
Real Estate (continued)
LOG Commercial Properties e Participacoes SA	32,700	$208,936
		3,927,622
Retailing: 2.7%
C&A Modas Ltda *	62,300	179,868
Enjoei.com.br Atividades de Internet SA *	88,400	182,530
Grupo SBF SA *	77,550	596,539
Lojas Quero - Quero SA	94,700	436,201
		1,395,138
Semiconductors & Semiconductor Equipment: 0.6%
SMART Global Holdings, Inc. *	6,833	325,797
Software & Services: 0.4%
SONDA SA	352,313	199,618
Technology Hardware & Equipment: 0.5%
Ituran Location and Control Ltd. (USD)	9,693	264,037
Telecommunication Services: 2.5%
Oi SA (ADR) * †	869,411	1,295,422
Transportation: 14.2%
Azul SA (ADR) * †	60,897	1,607,681
Cia de Locacao das Americas *	235,800	1,299,465
EcoRodovias Infraestrutura e Logistica SA *	145,940	347,993
Gol Linhas Aereas Inteligentes SA (ADR) * †	129,900	1,197,678
Hidrovias do Brasil SA *	410,100	530,167
Movida Participacoes SA *	113,300	448,525
Santos Brasil Participacoes SA *	508,750	923,642
Sequoia Logistica e Transportes SA *	71,900	406,785
SIMPAR SA	53,900	602,742
		7,364,678
Utilities: 11.3%
Alupar Investimento SA	165,437	877,443
Cia de Saneamento de Minas Gerais	160,238	499,032
Cia de Saneamento do Parana *	254,700	1,063,597
Light SA	200,900	616,377
Omega Geracao SA *	86,000	657,043
Transmissora Alianca de Energia Eletrica SA	290,250	2,153,329
		5,866,821
Total Common Stocks (Cost: $35,433,673)		45,948,154
	Number of Shares	Value
PREFERRED SECURITIES: 10.0%
Banks: 3.4%
Banco ABC Brasil SA 6.30% *	67,370	$215,094
Banco do Estado do Rio Grande do Sul SA 6.55%	153,550	409,360
Banco Pan SA 1.03%	235,300	1,138,228
		1,762,682
Capital Goods: 1.2%
Marcopolo SA 3.37% *	362,109	246,803
Randon SA Implementos e Participacoes 5.56%	135,250	369,002
		615,805
Materials: 4.1%
Metalurgica Gerdau SA 3.00%	486,800	1,353,581
Unipar Carbocloro SA 5.06%	40,877	807,875
		2,161,456
Utilities: 1.3%
Cia Energetica de Sao Paulo 11.06%	136,900	658,930

Total Preferred Securities (Cost: $2,460,835)		5,198,873

RIGHTS: 0.1% (Cost: $0)
Consumer Durables & Apparel: 0.1%
CVC Brasil Operadora e Agencia de Viagens SA, BRL 19.12, expiring 07/26/21 *	19,039	32,805

CLOSED-END FUND: 1.3% (Cost: $611,451) CSHG Logistica FI Imobiliario	19,389	657,241

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $38,505,959)		51,837,073

See Notes to Financial Statements

9

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3% (Cost: $1,720,618)
Money Market Fund: 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio	1,720,618	$1,720,618
Total Investments: 103.2% (Cost: $40,226,577)		53,557,691
Liabilities in excess of other assets: (3.2)%		(1,647,901)
NET ASSETS: 100.0%		$51,909,790

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,759,838.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $307,403 which represents 0.6% of net assets.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $155,325, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	3.6%	$1,876,144
Consumer Discretionary	26.6	13,756,570
Consumer Staples	5.9	3,045,556
Energy	2.3	1,180,451
Financials	5.9	3,056,462
Health Care	5.0	2,598,436
Industrials	20.8	10,758,269
Information Technology	1.5	789,452
Materials	8.3	4,322,360
Real Estate	7.5	3,927,622
Utilities	12.6	6,525,751
	100.0%	$51,837,073

See Notes to Financial Statements

10

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$489,655	$—	$—	$489,655
Capital Goods	2,116,112	—	—	2,116,112
Commercial & Professional Services	661,674	—	—	661,674
Consumer Durables & Apparel	6,544,270	—	—	6,544,270
Consumer Services	4,637,462	—	—	4,637,462
Diversified Financials	388,977	—	—	388,977
Energy	873,048	307,403	—	1,180,451
Food & Staples Retailing	429,369	—	—	429,369
Food, Beverage & Tobacco	2,616,187	—	—	2,616,187
Health Care Equipment & Services	2,598,436	—	—	2,598,436
Insurance	904,803	—	—	904,803
Materials	2,160,903	—	—	2,160,903
Media & Entertainment	580,722	—	—	580,722
Real Estate	3,927,622	—	—	3,927,622
Retailing	1,395,138	—	—	1,395,138
Semiconductors & Semiconductor Equipment	325,797	—	—	325,797
Software & Services	199,618	—	—	199,618
Technology Hardware & Equipment	264,037	—	—	264,037
Telecommunication Services	1,295,422	—	—	1,295,422
Transportation	7,364,678	—	—	7,364,678
Utilities	5,866,821	—	—	5,866,821
Preferred Securities *	5,198,873	—	—	5,198,873
Rights *	32,805	—	—	32,805
Closed-End Fund	657,241	—	—	657,241
Money Market Fund	1,720,618	—	—	1,720,618
Total Investments	$53,250,288	$307,403	$—	$53,557,691

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

11

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.3%
Automobiles & Components: 1.8%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. #	5,378	$187,708
FAW Jiefang Group Co. Ltd. # *	161,806	270,945
Shandong Linglong Tyre Co. Ltd. #	19,600	132,632
Weifu High-Technology Group Co. Ltd. #	26,400	85,066
		676,351
Capital Goods: 7.4%
CNHTC Jinan Truck Co. Ltd. #	10,500	43,920
Dajin Heavy Industry Corp. #	9,900	11,442
Fujian Longma Environmental Sanitation Equipment Co. Ltd. #	10,800	25,424
Hangxiao Steel Structure Co. Ltd. #	45,800	25,317
Hangzhou Zhongtai Cryogenic Technology Corp. #	5,900	11,005
Jiangsu Hengli Hydraulic Co. Ltd. #	16,016	212,719
Jiangsu Nanfang Bearing Co. Ltd. #	12,700	19,921
Jinlei Technology Co. Ltd. #	8,200	33,542
Nanjing Kangni Mechanical & Electrical Co. Ltd. # *	29,300	22,441
Nantong Jianghai Capacitor Co. Ltd. #	16,800	40,230
Nanxing Machinery Co. Ltd. #	5,600	12,788
NARI Technology Co. Ltd. #	81,120	291,600
Ningbo Orient Wires & Cables Co. Ltd. #	13,500	42,059
Ningbo United Group Co. Ltd. #	13,300	13,702
Ocean’s King Lighting Science & Technology Co. Ltd. #	15,600	32,842
Riyue Heavy Industry Co. Ltd. # *	10,500	43,976
Sany Heavy Industry Co. Ltd. #	240,900	1,082,694
SEC Electric Machinery Co. Ltd.	4,000	10,401
	Number of Shares	Value
Capital Goods (continued)
Shanghai Huaming Intelligent Terminal Equipment Co. Ltd. #	7,200	$13,735
Shenzhen Click Technology Co. Ltd. #	6,100	11,049
Shenzhen JT Automation Equipment Co. Ltd. #	7,400	20,075
Sichuan Kexin Mechanical and Electrical Equipment Co. Ltd. #	10,300	14,070
Sunfly Intelligent Technology Co. Ltd. #	9,700	16,589
Yantai Eddie Precision Machinery Co. Ltd. #	8,436	55,934
Zhejiang Dingli Machinery Co. Ltd. # *	7,602	69,010
Zhuzhou Kibing Group Co. Ltd. #	63,800	183,215
Zoomlion Heavy Industry Science and Technology Co. Ltd. #	304,700	435,269
		2,794,969
Commercial & Professional Services: 3.0%
A-Living Smart City Services Co. Ltd. 144A #	18,250	90,566
China Design Group Co. Ltd. #	20,880	25,684
Country Garden Services Holdings Co. Ltd. (HKD) #	63,000	679,634
Ever Sunshine Lifestyle Services Group Ltd. (HKD) #	26,000	64,537
S-Enjoy Service Group Co. Ltd. (HKD) # *	10,000	30,405
Shanghai M&G Stationery, Inc. #	13,900	181,679
Times Neighborhood Holdings Ltd. (HKD) # †	22,000	18,830
UE Furniture Co. Ltd. #	3,400	5,410
Zhejiang Weiming Environment Protection Co. Ltd. # *	11,956	42,232
Zhongyuan Environment- Protection Co. Ltd. #	9,700	9,141
		1,148,118

See Notes to Financial Statements

12

	Number of Shares	Value
Consumer Durables & Apparel: 1.3%
Baoxiniao Holding Co. Ltd. #	37,800	$37,254
Biem.L.Fdlkk Garment Co. Ltd. # *	11,300	44,757
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. #	12,200	49,530
Healthcare Co. Ltd. # *	6,200	28,797
Hisense Home Appliances Group Co. Ltd. #	25,300	56,249
Huisen Household International Group Ltd. (HKD) #	24,000	7,639
Jason Furniture Hangzhou Co. Ltd. #	8,600	102,885
Ningbo Peacebird Fashion Co. Ltd.	2,100	17,350
Q Technology Group Co. Ltd. (HKD) #	17,000	34,805
Shanghai Yaoji Technology Co. Ltd. #	10,300	34,863
Xiamen Comfort Science & Technology Group Co. Ltd. #	21,600	75,567
Xinlong Holding Group Co. Ltd. # *	18,300	15,067
		504,763
Diversified Financials: 2.3%
360 DigiTech, Inc. (ADR) *	3,738	156,398
China Galaxy Securities Co. Ltd. # *	72,400	120,686
CSC Financial Co. Ltd. (HKD) 144A # * †	242,500	293,801
Hithink RoyalFlush Information Network Co. Ltd. #	14,824	258,315
Kunwu Jiuding Investment Holdings Co. Ltd. # *	3,800	10,296
Shaanxi International Trust Co. Ltd. #	64,700	32,240
		871,736
Energy: 0.2%
China Merchants Energy Shipping Co. Ltd. #	114,960	82,200
Food, Beverage & Tobacco: 23.5%
Angel Yeast Co. Ltd. #	20,600	173,201
Anhui Yingjia Distillery Co. Ltd. #	6,800	46,616
China Feihe Ltd. (HKD) 144A #	133,000	286,694
COFCO Joycome Foods Ltd. (HKD) #	75,000	30,014
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
Foshan Haitian Flavouring & Food Co. Ltd. #	39,052	$778,528
Fujian Sunner Development Co. Ltd. #	24,900	91,995
Ganso Co. Ltd. (CNY) #	3,400	9,177
Guangdong Guanghong Holdings Co. Ltd. #	10,300	8,830
Henan Shuanghui Investment & Development Co. Ltd. (CNY) #	94,693	465,670
Hunan New Wellful Co. Ltd. #	16,000	16,591
Jiangsu King’s Luck Brewery JSC Ltd. #	20,800	174,303
Jiangxi Zhengbang Technology Co. Ltd. #	57,400	106,110
JiuGui Liquor Co. Ltd. # *	9,500	375,342
Kemen Noodle Manufacturing Co. Ltd. #	7,400	15,848
Luzhou Laojiao Co. Ltd. #	30,328	1,105,411
Muyuan Foods Co. Ltd. #	121,224	1,140,234
Sanquan Food Co. Ltd. #	18,810	47,961
Shandong Longda Meat Foodstuff Co. Ltd. #	17,400	27,242
Shanghai Bairun Investment Holding Group Co. Ltd. #	19,740	289,075
Shanghai Xuerong Bio- Technology Co. Ltd. #	14,300	18,488
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. # *	12,211	845,041
Sichuan Swellfun Co. Ltd. #	7,700	150,497
Tangrenshen Group Co. Ltd. #	25,100	25,668
Tech-Bank Food Co. Ltd. #	55,160	59,843
Tingyi Cayman Islands Holding Corp. (HKD) #	78,000	155,690
Want Want China Holdings Ltd. (HKD) #	186,000	131,673
Wellhope Foods Co. Ltd. #	14,300	23,064
Wuliangye Yibin Co. Ltd. # *	47,430	2,182,879

See Notes to Financial Statements

13

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Food, Beverage & Tobacco (continued)
Yihai International Holding Ltd. (HKD) # * †	19,000	$127,579
		8,909,264
Health Care Equipment & Services: 7.7%
Aier Eye Hospital Group Co. Ltd. #	115,784	1,269,407
AK Medical Holdings Ltd. (HKD) 144A # †	20,000	35,276
Andon Health Co. Ltd. #	12,200	14,116
Beijing Chunlizhengda Medical Instruments Co. Ltd. (HKD) # * †	12,950	43,423
Blue Sail Medical Co. Ltd. # *	31,600	101,897
Dian Diagnostics Group Co. Ltd. #	25,400	150,377
Edan Instruments, Inc. #	18,100	44,498
Guangdong Biolight Meditech Co. Ltd. #	5,100	15,335
Guangzhou Wondfo Biotech Co. Ltd. #	10,530	105,404
Jafron Biomedical Co. Ltd. #	28,650	382,543
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	27,600	162,742
Kangji Medical Holdings Ltd. (HKD) # †	11,500	19,110
Ningbo David Medical Device Co. Ltd. #	6,500	16,108
Ovctek China, Inc. #	24,009	384,207
Shanghai Kindly Enterprise Development Group Co. Ltd. # *	11,100	44,682
Shanghai Tofflon Science & Technology Co. Ltd. #	10,200	64,129
Tibet Rhodiola Pharmaceutical Holding Co. #	3,600	35,107
Well Lead Medical Co. Ltd. #	9,080	19,608
		2,907,969
Materials: 7.3%
Anhui Conch Cement Co. Ltd. #	100,767	639,982
Beijing Lier High-temperature Materials Co. Ltd. #	36,700	24,871
Chengdu Guibao Science & Technology Co. Ltd. #	3,200	8,690
	Number of Shares	Value
Materials (continued)
Chongqing Zaisheng Technology Corp. Ltd. #	17,200	$30,818
Citic Pacific Special Steel Group Co. Ltd. #	58,870	189,806
CNSIG Inner Mongolia Chemical Industry Co. Ltd. #	20,000	43,286
Fangda Special Steel Technology Co. Ltd. #	43,200	45,304
Fujian Green Pine Co. Ltd. #	14,700	47,990
Gansu Qilianshan Cement Group Co. Ltd. #	23,800	38,804
Gansu Shangfeng Cement Co. Ltd. #	13,700	37,069
Guangzhou Tinci Materials Technology Co. Ltd. #	21,250	350,063
HBIS Resources Co. Ltd. #	10,600	31,257
Huafon Chemical Co. Ltd. #	197,700	434,130
Huaxin Cement Co. Ltd. #	54,100	147,111
Hunan Haili Chemical Industry Co. Ltd. #	15,470	18,404
Jiangsu Yangnong Chemical Co. Ltd. #	7,900	136,438
Jiangxi Wannianqing Cement Co. Ltd. #	18,000	31,860
Kingfa Sci & Tech Co. Ltd. #	64,800	208,991
Nantong Acetic Acid Chemical Co. Ltd. #	6,000	13,323
Ningxia Building Materials Group Co. Ltd. #	10,000	17,582
Shandong Dawn Polymer Co. Ltd. #	6,500	17,844
Shandong Head Co. Ltd. #	12,920	94,264
West China Cement Ltd. (HKD) # †	100,000	15,320
Xiamen Jihong Technology Co. Ltd. # *	9,400	41,282
Yintai Gold Co. Ltd. #	55,260	81,308
Zhejiang Double Arrow Rubber Co. Ltd. #	12,300	15,649
		2,761,446
Media & Entertainment: 6.4%
Autohome, Inc. (ADR)	5,221	333,935

See Notes to Financial Statements

14

	Number of Shares	Value
Media & Entertainment (continued)
BAIOO Family Interactive Ltd. (HKD) 144A # * †	54,000	$11,325
G-bits Network Technology Xiamen Co. Ltd. #	1,700	139,311
Hangzhou Electronic Soul Network Technology Co. Ltd. #	3,500	13,853
HUYA, Inc. (ADR) * †	3,100	54,715
Joy Spreader Interactive Technology Ltd. (HKD) # * †	36,000	14,697
Kunlun Tech Co. Ltd. # *	31,200	78,989
NanJi E-Commerce Co. Ltd. #	80,700	121,939
Tencent Holdings Ltd. (HKD) #	21,300	1,603,409
XD, Inc. (HKD) # *	5,200	45,781
		2,417,954
Pharmaceuticals, Biotechnology & Life Sciences: 5.3%
Beijing Beilu Pharmaceutical Co. Ltd. #	15,700	22,001
Changchun High & New Technology Industry Group, Inc. #	13,000	777,864
China Medical System Holdings Ltd. (HKD) #	51,000	134,023
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. # *	14,600	60,451
Daan Gene Co. Ltd. #	43,200	141,843
Jilin Aodong Pharmaceutical Group Co. Ltd. #	27,500	65,907
Joincare Pharmaceutical Group Industry Co. Ltd. #	41,516	88,160
Livzon Pharmaceutical Group, Inc. #	23,400	181,117
Luoxin Pharmaceuticals Group Stock Co. Ltd. # *	37,400	57,674
Shandong Wohua Pharmaceutical Co. Ltd. #	11,200	12,995
Shanghai Kehua Bio- Engineering Co. Ltd. #	16,100	44,627
Xiamen Kingdomway Group Co. #	9,500	65,782
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (HKD) 144A # †	12,600	$13,896
Zhejiang Huahai Pharmaceutical Co. Ltd. #	33,900	109,432
Zhejiang NHU Co. Ltd. #	56,160	249,021
		2,024,793
Real Estate: 2.8%
Beijing Electronic Zone High-tech Group Co. Ltd. #	19,700	12,846
Central China New Life Ltd. (HKD) # †	15,000	15,228
Deluxe Family Co. Ltd. #	61,300	34,658
Evergrande Property Services Group Ltd. (HKD) 144A # * †	143,500	179,419
Hefei Urban Construction Development Co. Ltd. # *	13,600	16,733
Logan Group Co. Ltd. (HKD) #	54,000	80,757
Longfor Group Holdings Ltd. (HKD) 144A #	70,000	389,833
Midea Real Estate Holding Ltd. (HKD) 144A # †	9,800	20,732
Powerlong Real Estate Holdings Ltd. (HKD) #	65,000	55,696
Rongan Property Co. Ltd. #	24,800	10,172
Seazen Holdings Co. Ltd. #	28,300	181,928
Sichuan Languang Justbon Services Group Co. Ltd. (HKD) # *	3,900	26,045
Tianjin Jinbin Development Co. Ltd. # *	52,500	17,074
		1,041,121
Retailing: 11.1%
Alibaba Group Holding Ltd. (ADR) *	7,407	1,679,759
Cango, Inc. (ADR) * †	3,003	16,787
Easyhome New Retail Group Co. Ltd. # *	154,700	145,328
JD.com, Inc. (ADR) *	19,702	1,572,417
Pop Mart International Group Ltd. (HKD) 144A # †	13,400	132,809

See Notes to Financial Statements

15

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Retailing (continued)
Shanghai Yuyuan Tourist Mart Group Co. Ltd. #	86,500	$154,897
Vipshop Holdings Ltd. (ADR) *	24,842	498,826
		4,200,823
Semiconductors & Semiconductor Equipment: 9.6%
Gigadevice Semiconductor Beijing, Inc. #	18,480	536,629
JA Solar Technology Co. Ltd. # *	40,100	303,576
LONGi Green Energy Technology Co. Ltd. #	169,236	2,322,099
Xinyi Solar Holdings Ltd. (HKD) # †	184,000	395,967
Yangzhou Yangjie Electronic Technology Co. Ltd. #	9,800	91,668
		3,649,939
Software & Services: 0.6%
Beijing Forever Technology Co. Ltd. # *	17,500	22,208
Chinasoft International Ltd. (HKD) # * †	108,000	196,399
		218,607
Technology Hardware & Equipment: 9.0%
Beijing Wanji Technology Co. Ltd. #	5,700	29,334
BYD Electronic International Co. Ltd. (HKD) # †	26,000	170,867
Cowell e Holdings, Inc. (HKD) # *	14,000	9,176
Eoptolink Technology, Inc. Ltd. #	17,923	86,616
Luxshare Precision Industry Co. Ltd. # *	176,905	1,258,933
	Number of Shares	Value
Technology Hardware & Equipment (continued)
Shanghai Baosight Software Co. Ltd. #	20,020	$157,588
Shenzhen H&T Intelligent Control Co. Ltd. #	40,900	151,640
Shenzhen TVT Digital Technology Co. Ltd. #	8,100	15,702
Sunny Optical Technology Group Co. Ltd. (HKD) #	28,000	884,136
Suntront Techonology Co. Ltd. #	39,000	27,469
Suzhou TFC Optical Communication Co. Ltd. #	8,100	31,742
Wingtech Technology Co. Ltd. #	24,000	359,430
Wuhu Token Science Co. Ltd. #	82,800	105,820
Wuxi Xinje Electric Co. Ltd. #	3,400	33,397
ZheJiang Dali Technology Co. Ltd. #	23,160	68,542
		3,390,392
Telecommunication Services: 0.0%
BizConf Telecom Co. Ltd. #	4,000	17,592

Total Common Stocks (Cost: $29,962,317)		37,618,037

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $295,640)
Money Market Fund: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio	295,640	295,640
Total Investments: 100.1% (Cost: $30,257,957)		37,913,677
Liabilities in excess of other assets: (0.1)%		(19,476)
NET ASSETS: 100.0%		$37,894,201

Definitions:

ADR	American Depositary Receipt
CNY	Chinese Yuan
HKD	Hong Kong Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $33,277,449 which represents 87.8% of net assets.
*	Non-income producing

See Notes to Financial Statements

16

†	Security fully or partially on loan. Total market value of securities on loan is $1,617,615.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,454,351, or 3.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	6.5%	$2,435,546
Consumer Discretionary	14.3	5,381,938
Consumer Staples	23.7	8,909,264
Energy	0.2	82,200
Financials	2.3	871,736
Health Care	13.1	4,932,761
Industrials	10.5	3,943,087
Information Technology	19.3	7,258,938
Materials	7.3	2,761,446
Real Estate	2.8	1,041,121
	100.0%	$37,618,037

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$676,351	$—	$676,351
Capital Goods	10,401	2,784,568	—	2,794,969
Commercial & Professional Services	—	1,148,118	—	1,148,118
Consumer Durables & Apparel	17,350	487,413	—	504,763
Diversified Financials	156,398	715,338	—	871,736
Energy	—	82,200	—	82,200
Food, Beverage & Tobacco	—	8,909,264	—	8,909,264
Health Care Equipment & Services	—	2,907,969	—	2,907,969
Materials	—	2,761,446	—	2,761,446
Media & Entertainment	388,650	2,029,304	—	2,417,954
Pharmaceuticals, Biotechnology & Life Sciences	—	2,024,793	—	2,024,793
Real Estate	—	1,041,121	—	1,041,121
Retailing	3,767,789	433,034	—	4,200,823
Semiconductors & Semiconductor Equipment	—	3,649,939	—	3,649,939
Software & Services	—	218,607	—	218,607
Technology Hardware & Equipment	—	3,390,392	—	3,390,392
Telecommunication Services	—	17,592	—	17,592
Money Market Fund	295,640	—	—	295,640
Total Investments	$4,636,228	$33,277,449	$—	$37,913,677

See Notes to Financial Statements

17

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Automobiles & Components: 3.5%
BYD Co. Ltd. #	49,122	$1,901,098
Banks: 2.2%
Bank of Ningbo Co. Ltd. #	195,732	1,180,020
Capital Goods: 18.5%
AVIC Electromechanical Systems Co. Ltd. #	120,900	188,276
Contemporary Amperex Technology Co. Ltd. # *	67,500	5,569,119
Eve Energy Co. Ltd. #	68,796	1,104,717
Han's Laser Technology Industry Group Co. Ltd. #	50,970	318,378
Shenzhen Inovance Technology Co. Ltd. #	99,285	1,138,713
Sungrow Power Supply Co. Ltd. #	58,100	1,032,362
Xinjiang Goldwind Science & Technology Co. Ltd. #	153,830	288,940
Zhejiang Sanhua Intelligent Controls Co. Ltd. #	107,824	399,754
		10,040,259
Consumer Durables & Apparel: 0.5%
Hangzhou Robam Appliances Co. Ltd. #	27,880	200,600
Zhejiang Supor Co. Ltd. #	9,323	91,979
		292,579
Consumer Services: 0.9%
Offcn Education Technology Co. Ltd. # *	78,600	253,893
Songcheng Performance Development Co. Ltd. #	84,521	219,777
		473,670
Diversified Financials: 6.3%
China Great Wall Securities Co. Ltd. #	56,000	96,419
East Money Information Co. Ltd. #	482,317	2,442,391
First Capital Securities Co. Ltd. # *	210,980	232,901
Guosen Securities Co. Ltd. #	173,043	287,739
Hithink RoyalFlush Information Network Co. Ltd. #	12,300	214,333
	Number of Shares	Value
Diversified Financials (continued)
Western Securities Co. Ltd. #	109,754	$140,077
		3,413,860
Food, Beverage & Tobacco: 8.8%
Beijing Dabeinong Technology Group Co. Ltd. #	167,600	176,190
Fujian Sunner Development Co. Ltd. #	35,600	131,528
Guangdong Haid Group Co. Ltd. # *	47,200	595,574
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. # *	34,238	1,097,295
Jiangxi Zhengbang Technology Co. Ltd. #	82,400	152,325
Muyuan Foods Co. Ltd. #	143,540	1,350,138
Shanghai Bairun Investment Holding Group Co. Ltd. #	23,000	336,815
Wens Foodstuffs Group Co. Ltd. #	291,260	647,525
Yihai Kerry Arawana Holdings Co. Ltd. #	24,800	325,647
		4,813,037
Health Care Equipment & Services: 9.8%
Aier Eye Hospital Group Co. Ltd. #	137,711	1,509,806
Intco Medical Technology Co. Ltd. #	12,500	241,436
Jafron Biomedical Co. Ltd. #	25,700	343,154
Lepu Medical Technology Beijing Co. Ltd. #	68,913	342,352
Meinian Onehealth Healthcare Holdings Co. Ltd. # *	167,316	235,711
Ovctek China, Inc. #	27,400	438,471
Shenzhen Mindray Bio- Medical Electronics Co. Ltd. #	25,700	1,905,917
Winner Medical Co. Ltd. #	3,000	57,423
Winning Health Technology Group Co. Ltd. #	99,066	249,201
		5,323,471
Household & Personal Products: 0.4%
By-health Co. Ltd. #	45,000	228,991
Materials: 6.9%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	100,603	861,157

See Notes to Financial Statements

18

	Number of Shares	Value
Materials (continued)
Ganfeng Lithium Co. Ltd. #	48,400	$903,823
Huafon Chemical Co. Ltd. #	83,100	182,479
Lomon Billions Group Co. Ltd. #	67,300	359,379
Rongsheng Petrochemical Co. Ltd. #	186,000	496,486
Yunnan Energy New Material Co. Ltd. #	27,000	976,221
		3,779,545
Media & Entertainment: 4.2%
Beijing Enlight Media Co. Ltd. #	66,542	111,302
Focus Media Information Technology Co. Ltd. #	629,284	915,112
Giant Network Group Co. Ltd. #	49,680	102,205
Mango Excellent Media Co. Ltd. #	40,270	427,237
Perfect World Co. Ltd. #	76,750	283,660
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. #	74,100	275,520
Zhejiang Century Huatong Group Co. Ltd. # *	197,260	195,865
		2,310,901
Pharmaceuticals, Biotechnology & Life Sciences: 11.9%
Asymchem Laboratories Tianjin Co. Ltd. # *	9,000	518,267
Betta Pharmaceuticals Co. Ltd. #	14,100	235,896
BGI Genomics Co. Ltd. #	13,200	242,207
Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	19,200	68,682
Chongqing Zhifei Biological Products Co. Ltd. #	42,769	1,234,166
Hangzhou Tigermed Consulting Co. Ltd. #	31,800	949,413
Hualan Biological Engineering, Inc. #	53,837	305,395
Imeik Technology Development Co. Ltd. #	3,100	378,096
Pharmaron Beijing Co. Ltd. #	14,000	469,372
Shanghai RAAS Blood Products Co. Ltd. #	184,263	213,504
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Shenzhen Kangtai Biological Products Co. Ltd. #	18,400	$423,569
Shenzhen New Industries Biomedical Engineering Co. Ltd. #	16,900	161,006
Walvax Biotechnology Co. Ltd. #	93,600	892,935
Zhejiang NHU Co. Ltd. #	81,644	362,021
		6,454,529
Retailing: 0.4%
Suning.com Co. Ltd. #	245,538	219,509
Semiconductors & Semiconductor Equipment: 5.5%
Ingenic Semiconductor Co. Ltd. #	11,500	179,476
JA Solar Technology Co. Ltd. # *	31,000	234,685
NAURA Technology Group Co. Ltd. # *	13,500	578,845
SG Micro Corp. #	8,400	328,589
Tianjin Zhonghuan Semiconductor Co. Ltd. #	129,120	771,075
Tianshui Huatian Technology Co. Ltd. #	129,000	307,012
Unigroup Guoxin Microelectronics Co. Ltd. #	25,900	617,460
		3,017,142
Software & Services: 4.2%
Beijing Shiji Information Technology Co. Ltd. #	26,866	97,699
Glodon Co. Ltd. #	59,575	627,471
Iflytek Co. Ltd. #	104,650	1,092,904
Sangfor Technologies, Inc. #	11,400	456,913
		2,274,987
Technology Hardware & Equipment: 14.0%
Anker Innovations Technology Co. Ltd. #	2,400	62,148
Avary Holding Shenzhen Co. Ltd. #	31,700	175,937
Chaozhou Three-Circle Group Co. Ltd. #	68,900	451,952
GoerTek, Inc. #	142,116	938,994
Guangzhou Shiyuan Electronic Technology Co. Ltd. #	20,100	386,544

See Notes to Financial Statements

19

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Technology Hardware & Equipment (continued)
Lens Technology Co. Ltd. #	80,668	$366,853
Lingyi iTech Guangdong Co. #	145,000	206,104
Luxshare Precision Industry Co. Ltd. # *	269,882	1,920,599
Maxscend Microelectronics Co. Ltd. #	11,788	979,595
Shennan Circuits Co. Ltd. #	9,820	168,753
Shenzhen Sunway Communication Co. Ltd. #	48,601	231,953
Suzhou Dongshan Precision Manufacturing Co. Ltd. #	77,400	249,523
Wuhan Guide Infrared Co. Ltd. #	46,440	198,222
	Number of Shares	Value
Technology Hardware & Equipment (continued)
Wuxi Lead Intelligent Equipment Co. Ltd. #	58,820	$547,022
Yealink Network Technology Corp. Ltd. #	16,000	207,390
Zhejiang Dahua Technology Co. Ltd. #	103,505	337,790
Zhongji Innolight Co. Ltd. #	29,700	176,922
		7,606,301
Transportation: 2.2%
SF Holding Co. Ltd. #	97,500	1,020,046
Yunda Holding Co. Ltd. # *	72,924	152,654
		1,172,700
Total Common Stocks (Cost: $25,724,017)		54,502,599
Total Investments: 100.2% (Cost: $25,724,017)		54,502,599
Liabilities in excess of other assets: (0.2)%		(123,158)
NET ASSETS: 100.0%		$54,379,441

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $54,502,599 which represents 100.2% of net assets.
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	4.2%	$2,310,901
Consumer Discretionary	5.3	2,886,856
Consumer Staples	9.2	5,042,028
Financials	8.5	4,593,880
Health Care	21.6	11,778,000
Industrials	20.6	11,212,959
Information Technology	23.7	12,898,430
Materials	6.9	3,779,545
	100.0%	$54,502,599

The summary of inputs used to value the Fund's investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$54,502,599	—	$54,502,599

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

20

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 8.2%
Commercial International Bank Egypt SAE (USD) (GDR) *	532,300	$1,748,606
Capital Goods: 4.8%
ElSewedy Electric Co. #	1,887,664	1,020,707
Consumer Durables & Apparel: 2.6%
Oriental Weavers #	1,035,257	550,310
Consumer Services: 6.2%
Cairo Investment & Real Estate Development Co. SAE #	1,234,702	868,651
Taaleem Management Services Co. SAE *	1,326,095	460,479
		1,329,130
Diversified Financials: 10.6%
CI Capital Holding for Financial Investments	2,248,315	464,131
Egyptian Financial Group-Hermes Holding Co. # *	877,489	741,826
Egyptian Financial Group-Hermes Holding Co. (USD) (GDR) *	276,109	496,996
Pioneers Holding for Financial Investments SAE # *	2,006,683	576,308
		2,279,261
Food, Beverage & Tobacco: 11.0%
Eastern Co. SAE #	2,235,335	1,686,997
Juhayna Food Industries # *	1,790,948	671,360
		2,358,357
	Number of Shares	Value
Health Care Equipment & Services: 7.2%
Cleopatra Hospital # *	3,709,259	$1,094,850
Ibnsina Pharma SAE *	1,867,831	442,710
		1,537,560
Materials: 16.9%
Alexandria Mineral Oils Co. # *	1,675,211	337,603
Centamin Plc (GBP) #	606,040	848,942
Egypt Kuwait Holding Co. SAE (USD) # *	1,452,532	1,443,093
Ezz Steel Co. SAE *	634,205	516,819
Sidi Kerir Petrochemicals Co. #	635,581	484,255
		3,630,712
Real Estate: 21.1%
Emaar Misr for Development SAE # *	2,545,849	386,694
Heliopolis Housing #	1,616,296	480,723
Medinet Nasr Housing #	3,548,879	762,415
Palm Hills Developments SAE #	6,470,167	734,833
Six of October Development & Investment #	831,646	907,031
Talaat Moustafa Group #	2,958,264	1,249,707
		4,521,403
Software & Services: 6.3%
Fawry for Banking & Payment Technology Services SAE # *	1,117,959	1,354,866
Telecommunication Services: 5.1%
Telecom Egypt Co. #	1,278,945	1,095,941
Total Common Stocks (Cost: $19,333,443)		21,426,853
Total Investments: 100.0% (Cost: $19,333,443)		21,426,853
Other assets less liabilities: 0.0%		4,427
NET ASSETS: 100.0%		$21,431,280

Definitions:
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,297,112 which represents 80.7% of net assets.

See Notes to Financial Statements

21

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.1%	$1,095,941
Consumer Discretionary	8.8	1,879,440
Consumer Staples	11.0	2,358,357
Financials	18.8	4,027,867
Health Care	7.2	1,537,560
Industrials	4.8	1,020,707
Information Technology	6.3	1,354,866
Materials	16.9	3,630,712
Real Estate	21.1	4,521,403
	100.0%	$21,426,853

The summary of inputs used to value the Fund's investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$1,748,606	$—	$—	$1,748,606
Capital Goods	—	1,020,707	—	1,020,707
Consumer Durables & Apparel	—	550,310	—	550,310
Consumer Services	460,479	868,651	—	1,329,130
Diversified Financials	961,127	1,318,134	—	2,279,261
Food, Beverage & Tobacco	—	2,358,357	—	2,358,357
Health Care Equipment & Services	442,710	1,094,850	—	1,537,560
Materials	516,819	3,113,893	—	3,630,712
Real Estate	—	4,521,403	—	4,521,403
Software & Services	—	1,354,866	—	1,354,866
Telecommunication Services	—	1,095,941	—	1,095,941
Total Investments	$4,129,741	$17,297,112	$—	$21,426,853

See Notes to Financial Statements

22

VANECK VECTORS INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Automobiles & Components: 8.3%
Bajaj Auto Ltd. # *	52,448	$2,919,786
Balkrishna Industries Ltd. #	33,219	1,001,916
Ceat Ltd. # *	6,504	119,059
Hero MotoCorp Ltd. #	56,195	2,196,073
		6,236,834
Banks: 1.3%
AU Small Finance Bank Ltd. 144A # *	71,807	1,002,197
Capital Goods: 6.0%
Ashoka Buildcon Ltd. # *	55,241	82,404
Astral Ltd. #	29,464	789,766
Carborundum Universal Ltd. #	44,358	362,179
Escorts Ltd. #	23,348	383,959
GMM Pfaudler Ltd. #	2,570	162,229
Havells India Ltd. #	90,160	1,190,376
Hindustan Aeronautics Ltd. #	35,879	494,048
IndiaMart InterMesh Ltd. 144A # *	3,375	317,879
KNR Constructions Ltd. # *	55,710	179,044
PNC Infratech Ltd. # *	39,070	151,807
Polycab India Ltd. # *	13,902	369,737
		4,483,428
Diversified Financials: 3.5%
Central Depository
Services India Ltd. #	38,838	512,029
Equitas Holdings Ltd. #	112,088	142,054
ICICI Securities Ltd. 144A #	35,933	310,346
Manappuram Finance Ltd. #	180,335	410,164
Multi Commodity Exchange of India Ltd. #	17,830	365,259
Muthoot Finance Ltd. #	46,045	918,751
		2,658,603
Food, Beverage & Tobacco: 0.0%
Radico Khaitan Ltd. #	100	1,022
Health Care Equipment & Services: 0.8%
Dr Lal PathLabs Ltd. 144A #	13,267	584,678
Materials: 23.3%
Alkyl Amines Chemicals #	5,355	259,329
APL Apollo Tubes Ltd. # *	25,445	558,257
Asian Paints Ltd. #	98,106	3,955,144
Atul Ltd. # *	6,500	785,641
Balaji Amines Ltd. #	4,385	157,922
BASF India Ltd. #	4,821	168,795
Bhansali Engineering Polymers Ltd. #	26,021	61,848
	Number of Shares	Value
Materials (continued)
Deepak Nitrite Ltd. # *	32,563	$793,517
JK Cement Ltd. # *	9,739	373,814
JK Lakshmi Cement Ltd. # *	24,732	192,353
Navin Fluorine International Ltd. #	14,976	756,352
NMDC Ltd. #	456,034	1,132,749
Phillips Carbon Black Ltd. #	33,589	103,267
PI Industries Ltd. #	34,625	1,357,180
Polyplex Corp. Ltd. #	5,151	96,272
Rossari Biotech Ltd. # *	5,898	94,801
Shree Cement Ltd. # *	4,232	1,567,777
Steel Authority of India Ltd. #	651,582	1,147,900
Supreme Industries Ltd. #	26,070	759,531
UltraTech Cement Ltd. #	35,490	3,239,006
		17,561,455
Media & Entertainment: 1.0%
Chennai Super Kings Cricket Ltd. # * ∞ ø	1,298,085	319,413
Sun TV Network Ltd. #	37,358	266,788
TV18 Broadcast Ltd. # *	246,974	142,711
		728,912
Pharmaceuticals, Biotechnology & Life Sciences: 26.6%
Aarti Drugs Ltd. #	13,714	130,713
Ajanta Pharma Ltd. #	11,128	321,922
Alembic Pharmaceuticals Ltd. # *	24,342	322,653
Alkem Laboratories Ltd. #	10,932	470,986
Aurobindo Pharma Ltd. #	122,906	1,597,824
Cipla Ltd. # *	222,641	2,912,927
Divi’s Laboratories Ltd. # *	55,194	3,275,538
Dr Reddy’s Laboratories Ltd. #	52,991	3,874,604
Gland Pharma Ltd. 144A # *	57,780	2,664,977
Glenmark Pharmaceuticals Ltd. #	63,551	558,571
Granules India Ltd. #	58,080	260,087
IOL Chemicals and Pharmaceuticals Ltd. #	8,866	72,652
Ipca Laboratories Ltd. #	28,299	771,817
JB Chemicals & Pharmaceuticals Ltd. #	25,824	579,171
Laurus Labs Ltd. 144A #	116,626	1,082,232
Pfizer Ltd. #	6,584	502,740

See Notes to Financial Statements

23

VANECK VECTORS INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Procter & Gamble Health Ltd. #	3,422	$255,677
Sequent Scientific Ltd. # *	70,166	295,957
		19,951,048
Software & Services: 26.3%
Happiest Minds Technologies Ltd. #	15,006	203,039
HCL Technologies Ltd. #	244,242	3,235,691
Infosys Ltd. (ADR)	175,563	3,720,180
Intellect Design Arena Ltd. # *	23,084	225,266
Larsen & Toubro Infotech Ltd. 144A #	18,363	1,007,019
Mastek Ltd. #	5,678	173,436
Mindtree Ltd. #	18,007	630,621
Mphasis Ltd. #	35,927	1,033,418
	Number of Shares	Value
Software & Services (continued)
Oracle Financial Services Software Ltd. #	9,912	$487,353
Ramco Systems Ltd. # *	5,601	45,909
Tanla Platforms Ltd. #	28,573	307,995
Tata Consultancy Services Ltd. #	77,905	3,510,831
Tata Elxsi Ltd. #	15,093	875,203
Wipro Ltd. #	566,993	4,161,133
		19,617,094
Telecommunication Services: 1.2%
Indus Towers Ltd. #	287,730	925,234
Utilities: 1.9%
Gujarat State Petronet Ltd. #	127,660	573,311
Persistent Systems Ltd. #	21,563	853,960
		1,427,271
Total Common Stocks (Cost: $53,097,368)		75,177,776
Total Investments: 100.2% (Cost: $53,097,368)		75,177,776
Liabilities in excess of other assets: (0.2)%		(130,778)
NET ASSETS: 100.0%		$75,046,998

Definitions:
ADR	American Depositary Receipt

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $71,457,596 which represents 95.2% of net assets.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
ø	Restricted Security – the aggregate value of restricted securities is $319,413, or 0.4% of net assets

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $6,969,328, or 9.3% of net assets.

Restricted securities held by the fund as of June 30, 2021 are as follows:

	Acquisition	Number of	Acquisition		% of
Security	Date	Shares	Cost	Value	Net Assets
Chennai Super Kings Cricket Ltd.	10/08/2015	1,298,085	$35,108	$ 319,413	0.4%

	% of
Summary of Investments by Sector	Investments	Value
Communication Services	2.2%	$1,654,146
Consumer Discretionary	8.3	6,236,833
Consumer Staples	0.0	1,023
Financials	4.8	3,660,799
Health Care	28.5	21,410,929
Industrials	6.0	4,483,426
Information Technology	24.9	18,741,893
Materials	23.4	17,561,456
Utilities	1.9	1,427,271
	100.0%	$75,177,776

See Notes to Financial Statements

24

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$6,236,834	$—	$6,236,834
Banks	—	1,002,197	—	1,002,197
Capital Goods	—	4,483,428	—	4,483,428
Diversified Financials	—	2,658,603	—	2,658,603
Food, Beverage & Tobacco	—	1,022	—	1,022
Health Care Equipment & Services	—	584,678	—	584,678
Materials	—	17,561,455	—	17,561,455
Media & Entertainment	—	409,499	319,413	728,912
Pharmaceuticals, Biotechnology & Life Sciences	—	19,951,048	—	19,951,048
Software & Services	3,720,180	15,896,914	—	19,617,094
Telecommunication Services	—	925,234	—	925,234
Utilities	—	1,427,271	—	1,427,271
Total Investments	$3,720,180	$71,138,183	$319,413	$75,177,776

See Notes to Financial Statements

25

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 5.9%
Astra International Tbk PT #	5,596,100	$1,909,906
Banks: 26.0%
Bank Central Asia Tbk PT #	1,216,900	2,530,791
Bank Mandiri Persero Tbk PT #	5,249,202	2,140,079
Bank Negara Indonesia Persero Tbk PT #	3,232,132	1,034,146
Bank Rakyat Indonesia Persero Tbk PT #	9,415,200	2,559,946
Bank Syariah Indonesia Tbk PT *	1,244,500	197,404
		8,462,366
Diversified Financials: 0.8%
First Pacific Co. Ltd. (HKD) #	807,250	275,557
Energy: 8.4%
Adaro Energy Tbk PT #	6,929,600	576,765
Banpu PCL (NVDR) #	2,066,797	1,007,345
Bukit Asam Tbk PT #	1,697,200	234,368
United Tractors Tbk PT #	662,669	927,100
		2,745,578
Food, Beverage & Tobacco: 12.0%
Charoen Pokphand Indonesia Tbk PT #	3,126,200	1,348,980
Golden Agri-Resources Ltd. (SGD) #	1,869,800	320,570
Gudang Garam Tbk PT # *	200,100	610,445
Indofood CBP Sukses Makmur Tbk PT #	960,100	539,908
Indofood Sukses Makmur Tbk PT #	1,902,200	810,628
Japfa Comfeed Indonesia Tbk PT #	2,286,500	273,215
		3,903,746
Health Care Equipment & Services: 1.4%
Mitra Keluarga Karyasehat Tbk PT #	2,344,797	453,196
Household & Personal Products: 2.6%
Unilever Indonesia Tbk PT #	2,479,500	846,734
Materials: 18.4%
Aneka Tambang Tbk #	3,644,300	579,726
Barito Pacific Tbk PT #	11,330,100	669,083
Chandra Asri Petrochemical Tbk PT #	927,300	628,524
Indah Kiat Pulp & Paper Tbk PT #	1,114,100	573,383
Indocement Tunggal Prakarsa Tbk PT #	781,600	555,837
	Number of Shares	Value
Materials (continued)
Merdeka Copper Gold Tbk PT # *	5,458,500	$1,109,702
Nickel Mines Ltd. #	632,049	469,126
Pabrik Kertas Tjiwi Kimia Tbk PT #	539,600	290,587
Semen Indonesia Persero Tbk PT #	1,259,300	826,319
Vale Indonesia Tbk PT #	904,100	287,865
		5,990,152
Pharmaceuticals, Biotechnology & Life Sciences: 2.6%
Kalbe Farma Tbk PT #	8,733,500	844,316
Real Estate: 2.6%
Bumi Serpong Damai Tbk PT # *	3,944,500	261,839
Ciputra Development Tbk PT #	3,779,795	242,736
Lippo Karawaci Tbk PT # *	13,823,800	146,943
Pakuwon Jati Tbk PT # *	6,468,800	196,528
		848,046
Retailing: 2.9%
Ace Hardware Indonesia Tbk PT #	2,972,400	256,681
Jardine Cycle & Carriage Ltd. (SGD) #	42,788	681,354
		938,035
Telecommunication Services: 13.9%
Sarana Menara Nusantara Tbk PT #	10,610,000	908,133
Smartfren Telecom Tbk PT # *	41,380,800	337,271
Telkom Indonesia Persero Tbk PT (ADR) †	97,242	2,107,234
Tower Bersama Infrastructure Tbk PT #	3,926,800	870,254
XL Axiata Tbk PT #	1,579,975	291,394
		4,514,286
Transportation: 1.5%
Jasa Marga Persero Tbk PT # *	943,450	229,329
Transcoal Pacific Tbk PT	433,300	262,221
		491,550
Utilities: 1.0%
Perusahaan Gas Negara Tbk PT # *	4,516,600	313,600
Total Common Stocks (Cost: $44,074,067)		32,537,068
Total Investments: 100.0% (Cost: $44,074,067)		32,537,068
Other assets less liabilities: 0.0%		14,353
NET ASSETS: 100.0%		$32,551,421

See Notes to Financial Statements

26

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,970,209 which represents 92.1% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,001,853.

Summary of Investments by Sector	% of Investments	Value
Communication Services	13.9%	$4,514,286
Consumer Discretionary	8.8	2,847,941
Consumer Staples	14.6	4,750,480
Energy	8.4	2,745,578
Financials	26.8	8,737,923
Health Care	4.0	1,297,512
Industrials	1.5	491,550
Materials	18.4	5,990,152
Real Estate	2.6	848,046
Utilities	1.0	313,600
	100.0%	$32,537,068

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$1,909,906	$—	$1,909,906
Banks	197,404	8,264,962	—	8,462,366
Diversified Financials	—	275,557	—	275,557
Energy	—	2,745,578	—	2,745,578
Food, Beverage & Tobacco	—	3,903,746	—	3,903,746
Health Care Equipment & Services	—	453,196	—	453,196
Household & Personal Products	—	846,734	—	846,734
Materials	—	5,990,152	—	5,990,152
Pharmaceuticals, Biotechnology & Life Sciences	—	844,316	—	844,316
Real Estate	—	848,046	—	848,046
Retailing	—	938,035	—	938,035
Telecommunication Services	2,107,234	2,407,052	—	4,514,286
Transportation	262,221	229,329	—	491,550
Utilities	—	313,600	—	313,600
Total Investments	$2,566,859	$29,970,209	$—	$32,537,068

See Notes to Financial Statements

27

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Banks: 13.8%
Bank Hapoalim BM # *	397,786	$3,195,288
Bank Leumi Le-Israel BM # *	566,490	4,306,780
First International Bank Of Israel Ltd. # *	19,566	627,120
Israel Discount Bank Ltd. # *	391,859	1,867,695
Mizrahi Tefahot Bank Ltd. # *	54,384	1,676,124
		11,673,007
Capital Goods: 5.4%
Ashtrom Group Ltd. #	10,931	248,313
Caesarstone Ltd.	6,497	95,896
Elbit Systems Ltd. (USD)	9,724	1,261,689
Elco Ltd. #	3,141	186,982
Electra Ltd. #	397	225,313
Inrom Construction Industries Ltd. #	19,757	90,978
Kornit Digital Ltd. (USD) *	12,469	1,550,271
RADA Electronic Industries Ltd. (USD) *	17,756	216,268
Shapir Engineering and Industry Ltd. #	34,368	262,273
Shikun & Binui Ltd. # *	70,703	457,347
		4,595,330
Commercial & Professional Services: 0.4%
Danel Adir Yeoshua Ltd. #	1,495	313,424
Consumer Durables & Apparel: 0.9%
Azorim-Investment Development & Construction Co. Ltd. # *	20,358	81,828
Delta Galil Industries Ltd. #	3,372	139,770
Electra Consumer Products 1970 Ltd. #	3,637	209,268
Maytronics Ltd. #	14,741	307,408
		738,274
Consumer Services: 0.6%
888 Holdings Plc #	70,441	373,879
Fattal Holdings 1998 Ltd. # *	1,760	167,311
		541,190
Diversified Financials: 1.5%
Altshuler Shaham Provident Funds & Pension Ltd. #	22,545	135,597
Isracard Ltd. # *	76,428	313,455
Plus500 Ltd. (GBP) #	32,280	595,885
Tel Aviv Stock Exchange Ltd. #	32,251	199,309
		1,244,246
	Number of Shares	Value
Energy: 1.1%
Delek Group Ltd. # *	3,466	$232,743
Energean Plc (GBP) * †	31,811	313,770
Oil Refineries Ltd. # *	640,149	165,095
Paz Oil Co. Ltd. # *	1,727	212,124
		923,732
Food & Staples Retailing: 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. #	2,826	186,007
Shufersal Ltd. #	49,152	391,511
		577,518
Food, Beverage & Tobacco: 0.5%
Strauss Group Ltd. #	15,934	446,287
Health Care Equipment & Services: 7.4%
Inmode Ltd. *	13,085	1,238,888
Mediterranean Towers Ltd. #	31,065	91,897
Nano-X Imaging Ltd. (USD) * †	11,132	356,780
Novocure Ltd. *	20,638	4,577,921
		6,265,486
Insurance: 3.9%
Clal Insurance Enterprises Holdings Ltd. # *	23,288	462,773
Harel Insurance Investments & Financial Services Ltd. #	41,889	415,337
IDI Insurance Co. Ltd. #	3,099	103,749
Lemonade, Inc. * †	12,391	1,355,699
Menora Mivtachim Holdings Ltd. #	9,776	193,527
Migdal Insurance & Financial Holdings Ltd. # *	137,777	189,920
Phoenix Holdings Ltd. #	62,240	582,215
		3,303,220
Materials: 2.1%
ICL Group Ltd. #	215,393	1,462,283
Israel Corp. Ltd. # *	1,225	371,392
		1,833,675
Media & Entertainment: 2.8%
Perion Network Ltd. (USD) * †	10,430	223,411
Playtika Holding Corp. *	79,909	1,905,031
Tremor International Ltd. (GBP) * †	22,494	221,249
		2,349,691
Pharmaceuticals, Biotechnology & Life Sciences: 4.8%
Compugen Ltd. (USD) * †	23,952	198,322
Taro Pharmaceutical Industries Ltd. (USD) *	3,360	241,786

See Notes to Financial Statements

28

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Teva Pharmaceutical Industries Ltd. (ADR) *	366,137	$3,624,756
		4,064,864
Real Estate: 6.2%
AFI Properties Ltd. # *	3,852	166,998
Airport City Ltd. # *	16,635	279,062
Alony Hetz Properties & Investments Ltd. #	42,453	592,025
Amot Investments Ltd. #	54,542	358,263
Azrieli Group Ltd. #	14,222	1,002,610
Big Shopping Centers Ltd. # *	2,828	362,473
Blue Square Real Estate Ltd. #	1,279	98,247
Gav-Yam Lands Corp. Ltd. #	24,678	236,356
Gazit-Globe Ltd. #	18,599	134,158
Israel Canada T.R Ltd. # *	33,300	135,526
Isras Investment Co. Ltd. #	512	118,088
Mega Or Holdings Ltd. #	6,487	209,002
Melisron Ltd. # *	8,313	569,338
Mivne Real Estate KD Ltd. #	197,721	573,591
Prashkovsky Investments and Construction Ltd. #	2,607	75,072
Property & Building Corp. Ltd. # *	780	95,039
Summit Real Estate Holdings Ltd. # *	9,652	145,501
YH Dimri Construction & Development Ltd. #	1,333	79,520
		5,230,869
Retailing: 3.9%
Delek Automotive Systems Ltd. #	11,365	149,537
Fiverr International Ltd. (USD) *	11,643	2,823,311
Fox Wizel Ltd. #	2,139	245,296
Tadiran Group Ltd. #	1,156	137,289
		3,355,433
Semiconductors & Semiconductor Equipment: 8.2%
Camtek Ltd. (USD) *	7,764	292,781
CEVA, Inc. *	6,324	299,125
DSP Group, Inc. *	6,645	98,346
Nova Measuring Instruments Ltd. (USD) *	6,539	672,798
SolarEdge Technologies, Inc. *	16,706	4,617,037
	Number of Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd. (USD) *	33,263	$978,930
		6,959,017
Software & Services: 29.6%
Amdocs Ltd.	40,706	3,149,016
Check Point Software Technologies Ltd. (USD) *	38,119	4,426,760
Cognyte Software Ltd. (USD) *	24,386	597,457
CyberArk Software Ltd. *	13,305	1,733,242
Formula Systems 1985 Ltd. #	2,558	229,539
Hilan Ltd. #	4,177	201,559
JFrog Ltd. (USD) * †	16,950	771,564
LivePerson, Inc. *	15,349	970,671
Magic Software Enterprises Ltd. (USD) †	7,198	116,824
Matrix IT Ltd. #	9,819	265,622
Nice Ltd. (ADR) * †	18,155	4,492,636
One Software Technologies Ltd. #	8,645	129,725
Sapiens International Corp. NV (USD)	9,894	259,915
Varonis Systems, Inc. *	35,636	2,053,346
Verint Systems, Inc. * †	19,334	871,383
Wix.com Ltd. (USD) *	16,755	4,863,641
		25,132,900
Technology Hardware & Equipment: 2.7%
AudioCodes Ltd. (USD)	8,700	287,883
BATM Advanced Communications Ltd. (GBP) *	90,861	110,709
Ceragon Networks Ltd. (USD) * †	24,796	93,481
Gilat Satellite Networks Ltd. (USD)	13,016	132,503
Ituran Location and Control Ltd. (USD)	4,427	120,591
Nano Dimension Ltd. (ADR) * †	93,760	772,582
Radware Ltd. (USD) *	11,551	355,540
Stratasys Ltd. *	15,425	398,891
		2,272,180
Telecommunication Services: 1.3%
Bezeq The Israeli Telecommunication Corp. Ltd. # *	784,374	854,857
Cellcom Israel Ltd. # *	22,318	97,151
Partner Communications Co. Ltd. # *	29,888	136,948
		1,088,956

See Notes to Financial Statements

29

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Utilities: 2.3%
Energix-Renewable Energies Ltd. #	77,280	$296,668
Enlight Renewable Energy Ltd. # *	247,920	532,180
Kenon Holdings Ltd. #	5,751	198,567
OPC Energy Ltd. # *	20,112	196,492
Ormat Technologies, Inc.	10,141	705,104
		1,929,011
Total Common Stocks (Cost: $53,448,735)		84,838,310
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $2,218,701)
Money Market Fund: 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2,218,701	$2,218,701
Total Investments: 102.7% (Cost: $55,667,436)		87,057,011
Liabilities in excess of other assets: (2.7)%		(2,319,106)
NET ASSETS: 100.0%		$84,737,905

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,390,506 which represents 35.9% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,991,930.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.1%	$3,438,647
Consumer Discretionary	5.4	4,634,897
Consumer Staples	1.2	1,023,805
Energy	1.1	923,732
Financials	19.1	16,220,473
Health Care	12.2	10,330,350
Industrials	5.8	4,908,754
Information Technology	40.5	34,364,097
Materials	2.1	1,833,675
Real Estate	6.2	5,230,869
Utilities	2.3	1,929,011
	100.0%	$84,838,310

See Notes to Financial Statements

30

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$11,673,007	$—	$11,673,007
Capital Goods	3,124,124	1,471,206	—	4,595,330
Commercial & Professional Services	—	313,424	—	313,424
Consumer Durables & Apparel	—	738,274	—	738,274
Consumer Services	—	541,190	—	541,190
Diversified Financials	—	1,244,246	—	1,244,246
Energy	313,770	609,962	—	923,732
Food & Staples Retailing	—	577,518	—	577,518
Food, Beverage & Tobacco	—	446,287	—	446,287
Health Care Equipment & Services	6,173,589	91,897	—	6,265,486
Insurance	1,355,699	1,947,521	—	3,303,220
Materials	—	1,833,675	—	1,833,675
Media & Entertainment	2,349,691	—	—	2,349,691
Pharmaceuticals, Biotechnology & Life Sciences	4,064,864	—	—	4,064,864
Real Estate	—	5,230,869	—	5,230,869
Retailing	2,823,311	532,122	—	3,355,433
Semiconductors & Semiconductor Equipment	6,959,017	—	—	6,959,017
Software & Services	24,306,455	826,445	—	25,132,900
Technology Hardware & Equipment	2,272,180	—	—	2,272,180
Telecommunication Services	—	1,088,956	—	1,088,956
Utilities	705,104	1,223,907	—	1,929,011
Money Market Fund	2,218,701	—	—	2,218,701
Total Investments	$56,666,505	$30,390,506	$—	$87,057,011

See Notes to Financial Statements

31

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.2%
Banks: 14.5%
Sberbank of Russia PJSC (ADR) #	8,860,604	$147,236,550
TCS Group Holding Plc (USD) (GDR) #	1,193,127	104,450,394
VTB Bank PJSC (USD) (GDR) #	18,686,812	24,873,511
		276,560,455
Diversified Financials: 2.0%
Moscow Exchange MICEX-RTS PJSC #	15,924,492	37,224,449
Energy: 35.0%
Gazprom PJSC (ADR) #	20,275,011	154,772,094
Lukoil PJSC (ADR) #	1,496,901	138,930,931
Novatek PJSC (USD) (GDR) #	520,683	114,255,549
Rosneft Oil Co. PJSC (USD) (GDR) #	12,891,382	99,984,631
Surgutneftegas PJSC (ADR) #	10,772,415	53,509,322
Tatneft PJSC (ADR) #	2,459,046	107,503,855
		668,956,382
Food & Staples Retailing: 5.7%
Magnit PJSC (USD) (GDR) #	4,240,630	61,508,243
X5 Retail Group NV (USD) (GDR) #	1,342,885	47,115,257
		108,623,500
Materials: 26.4%
Alrosa PJSC #	30,202,190	55,579,670
Evraz Plc (GBP) #	6,509,586	53,334,654
MMC Norilsk Nickel PJSC (ADR) #	3,442,588	117,458,221
Novolipetsk Steel PJSC (USD) (GDR) #	1,373,419	43,293,631
PhosAgro PJSC (USD) (GDR) #	1,452,730	29,391,081
Polymetal International Plc (GBP) #	3,695,258	79,469,566
Polyus PJSC (USD) (GDR) #	787,754	76,296,445
Severstal PAO (USD) (GDR) #	2,323,886	50,016,211
		504,839,479
Media & Entertainment: 6.4%
Mail.Ru Group Ltd. (USD) (GDR) # *	1,456,670	33,114,131
Yandex NV (USD) * †	1,274,164	90,147,103
		123,261,234
Retailing: 2.5%
Ozon Holdings Plc (ADR) * †	804,511	47,160,435
Telecommunication Services: 4.3%
Mobile TeleSystems PJSC (ADR)	5,182,098	47,986,227
	Number of Shares	Value
Telecommunication Services (continued)
Rostelecom PJSC #	12,670,959	$17,711,692
VEON Ltd. (ADR) *	9,282,455	16,986,893
		82,684,812
Utilities: 1.4%
Inter RAO UES PJSC #	428,122,610	27,468,583
Irkutsk Electronetwork Co. JSC (USD) # * ∞	7,410,870	38,863
		27,507,446
Total Common Stocks (Cost: $1,628,188,372)		1,876,818,192

PREFERRED SECURITIES: 2.3% (Cost: $43,089,240)
Energy: 2.3%
Transneft PJSC 5.78% #	18,754	44,400,759

Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $1,671,277,612)		1,921,218,951

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4% (Cost: $46,239,693)
Money Market Fund: 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio	46,239,693	46,239,693
Total Investments: 102.9% (Cost: $1,717,517,305)		1,967,458,644
Liabilities in excess of other assets: (2.9)%		(55,236,762)
NET ASSETS: 100.0%		$1,912,221,882

See Notes to Financial Statements

32

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,718,938,293 which represents 89.9% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $60,933,316.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	10.7%	$205,946,046
Consumer Discretionary	2.5	47,160,435
Consumer Staples	5.7	108,623,500
Energy	37.1	713,357,141
Financials	16.3	313,784,904
Materials	26.3	504,839,479
Utilities	1.4	27,507,446
	100.0%	$1,921,218,951

The summary of inputs used to value the Fund's investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$276,560,455	$—	$276,560,455
Diversified Financials	—	37,224,449	—	37,224,449
Energy	—	668,956,382	—	668,956,382
Food & Staples Retailing	—	108,623,500	—	108,623,500
Materials	—	504,839,479	—	504,839,479
Media & Entertainment	90,147,103	33,114,131	—	123,261,234
Retailing	47,160,435	—	—	47,160,435
Telecommunication Services	64,973,120	17,711,692	—	82,684,812
Utilities	—	27,468,583	38,863	27,507,446
Preferred Securities *	—	44,400,759	—	44,400,759
Money Market Fund	46,239,693	—	—	46,239,693
Total Investments	$248,520,351	$1,718,899,430	$38,863	$1,967,458,644

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

33

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.9%
Banks: 6.6%
Credit Bank of Moscow PJSC # *	22,858,900	$2,027,617
Commercial & Professional Services: 5.4%
HeadHunter Group Plc (ADR) †	38,912	1,648,701
Consumer Services: 1.2%
Summit Ascent Holdings Ltd. # * †	4,352,000	380,932
Diversified Financials: 4.8%
Safmar Financial Investment # *	9,663	60,078
VNV Global AB # *	126,036	1,405,280
		1,465,358
Energy: 4.6%
Sovcomflot OAO # *	1,104,360	1,405,852
Food & Staples Retailing: 3.6%
Lenta Plc (GDR) # *	326,689	1,102,529
Materials: 15.7%
Eurasia Mining Plc # *	5,118,566	1,401,806
Mechel PJSC # *	576,068	595,761
Petropavlovsk Plc (GBP) # * †	5,274,401	1,727,689
Raspadskaya OJSC #	197,785	590,944
Seligdar PJSC #	786,200	481,840
		4,798,040
Real Estate: 8.1%
Etalon Group Plc (USD) (GDR) #	654,996	1,066,004
LSR Group PJSC #	133,184	1,413,049
		2,479,053
Retailing: 9.9%
Detsky Mir PJSC 144A #	1,210,858	2,507,018
M.Video PJSC #	63,641	536,644
		3,043,662
Software & Services: 3.4%
QIWI Plc (ADR) †	97,624	1,040,672
	Number of Shares	Value
Telecommunication Services: 8.1%
Sistema PJSFC (USD) (GDR) #	286,604	$2,468,925
Transportation: 16.2%
Aeroflot PJSC # *	2,188,532	2,048,935
Globaltrans Investment Plc (USD) (GDR) #	251,035	1,799,044
Novorossiysk Commercial Sea Port PJSC #	11,777,000	1,110,824
		4,958,803
Utilities: 11.3%
Mosenergo PJSC #	25,584,800	821,949
OGK-2 PJSC #	95,967,600	1,031,448
TGC-1 PJSC #	2,232,800,000	376,791
Unipro PJSC #	32,466,000	1,225,664
		3,455,852
Total Common Stocks (Cost: $27,943,310)		30,275,996

PREFERRED SECURITIES: 1.6% (Cost: $452,974)
Utilities: 1.6%
Rosseti Lenenergo PJSC 9.08%	225,116	473,474

Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $28,396,284)		30,749,470

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.5% (Cost: $1,994,583)
Money Market Fund: 6.5%
State Street Navigator Securities Lending Government Money Market Portfolio	1,994,583	1,994,583
Total Investments: 107.0% (Cost: $30,390,867)		32,744,053
Liabilities in excess of other assets: (7.0)%		(2,131,925)
NET ASSETS: 100.0%		$30,612,128

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,586,623 which represents 90.1% of net assets.
*	Non-income producing

See Notes to Financial Statements

34

†	Security fully or partially on loan. Total market value of securities on loan is $4,152,878.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,507,018, or 8.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	8.0%	$2,468,925
Consumer Discretionary	11.1	3,424,594
Consumer Staples	3.6	1,102,529
Energy	4.6	1,405,852
Financials	11.4	3,492,975
Industrials	21.4	6,607,504
Information Technology	3.4	1,040,672
Materials	15.6	4,798,040
Real Estate	8.1	2,479,053
Utilities	12.8	3,929,326
	100.0%	$30,749,470

The summary of inputs used to value the Fund's investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$2,027,617	$—	$2,027,617
Commercial & Professional Services	1,648,701	—	—	1,648,701
Consumer Services	—	380,932	—	380,932
Diversified Financials	—	1,465,358	—	1,465,358
Energy	—	1,405,852	—	1,405,852
Food & Staples Retailing	—	1,102,529	—	1,102,529
Materials	—	4,798,040	—	4,798,040
Real Estate	—	2,479,053	—	2,479,053
Retailing	—	3,043,662	—	3,043,662
Software & Services	1,040,672	—	—	1,040,672
Telecommunication Services	—	2,468,925	—	2,468,925
Transportation	—	4,958,803	—	4,958,803
Utilities	—	3,455,852	—	3,455,852
Preferred Securities *	473,474	—	—	473,474
Money Market Fund	1,994,583	—	—	1,994,583
Total Investments	$5,157,430	$27,586,623	$—	$32,744,053

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

35

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.5%
Banks: 7.3%
Bank for Foreign Trade of Vietnam JSC #	6,050,832	$30,601,337
Saigon Thuong Tin Commercial JSB # *	8,158,500	10,845,320
		41,446,657
Capital Goods: 1.7%
Gelex Group JSC # *	2,138,225	2,044,832
Hoang Huy Investment Financial Services JSC #	3,686,180	3,503,454
JAKS Resources Bhd # *	35,574,700	4,115,800
		9,664,086
Consumer Durables & Apparel: 14.1%
Eclat Textile Co. Ltd. #	1,078,160	25,385,597
Feng TAY Enterprise Co. Ltd. #	2,826,000	24,791,649
Hansae Co. Ltd. # †	267,067	5,799,709
Taiwan Paiho Ltd. # *	6,537,000	23,913,118
		79,890,073
Diversified Financials: 5.1%
SSI Securities Corp. #	8,243,915	19,696,479
Viet Capital Securities JSC #	4,108,900	9,321,422
		29,017,901
Food, Beverage & Tobacco: 16.2%
Hoang Anh Gia Lai International Agriculture JSC *	11,734,800	5,506,423
Masan Group Corp. #	7,494,930	36,275,025
Thanh Thanh Cong - Bien Hoa JSC #	7,228,581	6,589,366
Vietnam Dairy Products JSC #	11,082,941	43,538,592
		91,909,406
Health Care Equipment & Services: 4.4%
MANI, Inc. # †	1,069,400	24,543,849
Insurance: 1.3%
Bao Viet Holdings #	2,966,496	7,525,842
Materials: 8.3%
An Phat Holdings JSC # *	3,163,600	8,055,102
Hoa Phat Group JSC #	13,497,052	30,249,667
Hoa Sen Group # *	4,773,900	8,689,703
		46,994,472
Real Estate: 27.8%
Kinh Bac City Development Share Holding Corp. *	3,355,100	5,597,664
	Number of Shares	Value
Real Estate (continued)
No Va Land Investment Group Corp. *	6,967,294	$36,628,544
Phat Dat Real Estate Development Corp. # *	3,940,100	15,982,522
Vincom Retail JSC # *	10,638,622	14,678,606
Vingroup JSC # *	8,312,222	42,971,789
Vinhomes JSC 144A # *	8,143,752	41,748,770
		157,607,895
Technology Hardware & Equipment: 10.9%
BH Co. Ltd. # †	558,716	10,249,342
Dreamtech Co. Ltd. #	607,205	6,416,333
INTOPS Co. Ltd. #	233,779	6,362,991
KH Vatec Co. Ltd. # * †	434,674	8,453,343
MCNEX Co. Ltd. # †	306,691	12,900,754
Seojin System Co. Ltd. # * †	202,859	7,793,465
Synopex, Inc. # *	1,624,245	5,328,347
UTI, Inc. #	277,803	3,937,043
		61,441,618
Transportation: 1.3%
Vietjet Aviation JSC # *	1,418,740	7,491,723
Utilities: 1.1%
PetroVietnam Power Corp. #	11,150,610	5,841,759
Total Common Stocks (Cost: $378,594,959)		563,375,281

RIGHTS: 0.3% (Cost: $0)
Capital Goods: 0.3%
Gelex Group JSC, VND 12,000.00, expiring 07/05/21 # *	6,033,925	1,572,973

EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)
DCVFMVN Diamond ETF #	62,610	69,926

Total Investments: 99.8% (Cost: $378,637,117)		565,018,180
Other assets less liabilities: 0.2%		1,348,487
NET ASSETS: 100.0%		$566,366,667

Definitions:

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $517,285,549 which represents 91.3% of net assets.
*	Non-income producing

See Notes to Financial Statements

36

†	Security fully or partially on loan. Total market value of securities on loan is $20,511,166.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $41,748,770, or 7.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	14.2%	$79,890,073
Consumer Staples	16.3	91,909,406
Exchange Traded Fund	0.0	69,926
Financials	13.7	77,990,400
Health Care	4.4	24,543,849
Industrials	3.3	18,728,782
Information Technology	10.9	61,441,618
Materials	8.3	46,994,472
Real Estate	27.9	157,607,895
Utilities	1.0	5,841,759
	100.0%	$565,018,180

The summary of inputs used to value the Fund's investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$41,446,657	$—	$41,446,657
Capital Goods	—	9,664,086	—	9,664,086
Consumer Durables & Apparel	—	79,890,073	—	79,890,073
Diversified Financials	—	29,017,901	—	29,017,901
Food, Beverage & Tobacco	5,506,423	86,402,983	—	91,909,406
Health Care Equipment & Services	—	24,543,849	—	24,543,849
Insurance	—	7,525,842	—	7,525,842
Materials	—	46,994,472	—	46,994,472
Real Estate	42,226,208	115,381,687	—	157,607,895
Technology Hardware & Equipment	—	61,441,618	—	61,441,618
Transportation	—	7,491,723	—	7,491,723
Utilities	—	5,841,759	—	5,841,759
Rights *	—	1,572,973	—	1,572,973
Exchange Traded Fund	—	69,926	—	69,926
Total Investments	$47,732,631	$517,285,549	$—	$565,018,180

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

37

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	China Growth Leaders ETF	ChinaAMC SME- ChiNext ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$64,571,454	$51,837,073	$37,618,037	$54,502,599
Short-term investments held as collateral for securities loaned (3)	442,502	1,720,618	295,640	—
Cash	112,143	86,696	—	—
Cash denominated in foreign currency, at value (4)	31,865	—	1,424,498	432,404(a)
Receivables:
Investment securities sold	—	—	314	—
Shares of beneficial interest sold	9,533	—	—	—
Due from Adviser	—	—	5,494	8,184
Dividends and interest	80,527	172,572	38,012	930
Prepaid expenses	107	167	126	66
Total assets	65,248,131	53,817,126	39,382,121	54,944,183

Liabilities:
Payables:
Investment securities purchased	—	—	314	—
Collateral for securities loaned	442,502	1,720,618	295,640	—
Line of credit	—	—	792,834	363,866
Due to Adviser	25,773	13,628	—	—
Due to Custodian	—	51,046	342,016	104,048
Deferred Trustee fees	13,872	37,984	6,047	1,244
Accrued expenses	82,569	84,060	51,069	95,584
Total liabilities	564,716	1,907,336	1,487,920	564,742
NET ASSETS	$64,683,415	$51,909,790	$37,894,201	$54,379,441
Shares outstanding	3,000,000	2,100,000	800,000	1,000,000
Net asset value, redemption and offering price per share	$21.56	$24.72	$47.37	$54.38

Net Assets consist of:
Aggregate paid in capital	$116,507,872	$199,776,829	$27,064,765	$37,776,742
Total distributable earnings (loss)	(51,824,457)	(147,867,039)	10,829,436	16,602,699
NET ASSETS	$64,683,415	$51,909,790	$37,894,201	$54,379,441
(1) Value of securities on loan	$2,125,505	$3,759,838	$1,617,615	$—
(2) Cost of investments - Unaffiliated issuers	$52,802,068	$38,505,959	$29,962,317	$25,724,017
(3) Cost of short-term investments held as collateral for securities loaned	$442,502	$1,720,618	$295,640	$—
(4) Cost of cash denominated in foreign currency	$33,984	$—	$1,378,212	$435,191

(a)	Includes $36,504 on foreign investor minimum settlement reserve funds (see Note 2H).

See Notes to Financial Statements

38

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

	Egypt Index ETF	India Growth Leaders ETF (a)	Indonesia Index ETF	Israel ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$21,426,853	$75,177,776	$32,537,068	$84,838,310
Short-term investments held as collateral for securities loaned (3)	—	—	—	2,218,701
Cash	713,700	29,000	11,113	38,310
Cash denominated in foreign currency, at value (4)	134,020	215,233	13,827	—
Receivables:
Dividends and interest	141,122	28,887	127,639	58,527
Prepaid expenses	67	236	79	132
Total assets	22,415,762	75,451,132	32,689,726	87,153,980

Liabilities:
Payables:
Collateral for securities loaned	—	—	—	2,218,701
Line of credit	917,148	174,660	—	106,971
Due to Adviser	7,176	26,875	4,947	24,716
Due to Custodian	—	—	—	2,346
Deferred Trustee fees	6,149	15,775	31,730	4,673
Accrued expenses	54,009	186,824	101,628	58,668
Total liabilities	984,482	404,134	138,305	2,416,075
NET ASSETS	$21,431,280	$75,046,998	$32,551,421	$84,737,905
Shares outstanding	849,974	1,924,967	1,800,000	1,775,000
Net asset value, redemption and offering price per share	$25.21	$38.99	$18.08	$47.74

Net Assets consist of:
Aggregate paid in capital	$57,927,697	$142,202,149	$154,061,492	$62,680,705
Total distributable earnings (loss)	(36,496,417)	(67,155,151)	(121,510,071)	22,057,200
NET ASSETS	$21,431,280	$75,046,998	$32,551,421	$84,737,905
(1) Value of securities on loan	$—	$—	$2,001,853	$7,991,930
(2) Cost of investments - Unaffiliated issuers	$19,333,443	$53,097,368	$44,074,067	$53,448,735
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$—	$2,218,701
(4) Cost of cash denominated in foreign currency	$134,321	$218,058	$13,841	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

39

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

	Russia ETF	Russia Small-Cap ETF	Vietnam ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,921,218,951	$30,749,470	$565,018,180
Short-term investments held as collateral for securities loaned (3)	46,239,693	1,994,583	—
Cash	—	5	—
Cash denominated in foreign currency, at value (4)	940,224	33,908	6,385,880
Receivables:
Investment securities sold	14,582,086	—	247,338
Shares of beneficial interest sold	—	—	—
Due from Adviser	—	10,577	—
Dividends and interest	5,357,537	137,737	541,101
Prepaid expenses	2,584	74	924
Total assets	1,988,341,075	32,926,354	572,193,423

Liabilities:
Payables:
Investment securities purchased	4,568,783	—	189,387
Collateral for securities loaned	46,239,693	1,994,583	—
Line of credit	8,348,154	100,493	5,190,162
Shares of beneficial interest redeemed	14,380,050	—	—
Due to Adviser	805,726	—	225,989
Due to Custodian	608,930	—	—
Deferred Trustee fees	199,428	3,703	54,854
Accrued expenses	968,429	215,447	166,364
Total liabilities	76,119,193	2,314,226	5,826,756
NET ASSETS	$1,912,221,882	$30,612,128	$566,366,667
Shares outstanding	65,900,000	833,318	27,400,000
Net asset value, redemption and offering price per share	$29.02	$36.74	$20.67

Net Assets consist of:
Aggregate paid in capital	$3,118,976,174	$42,304,800	$687,373,615
Total distributable earnings (loss)	(1,206,754,292)	(11,692,672)	(121,006,948)
NET ASSETS	$1,912,221,882	$30,612,128	$566,366,667
(1) Value of securities on loan	$60,933,316	$4,152,878	$20,511,166
(2) Cost of investments - Unaffiliated issuers	$1,671,277,612	$28,396,284	$378,637,117
(3) Cost of short-term investments held as collateral for securities loaned	$46,239,693	$1,994,583	$—
(4) Cost of cash denominated in foreign currency	$940,226	$33,911	$6,389,856

See Notes to Financial Statements

40

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2021 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	China Growth Leaders ETF	ChinaAMC SME- ChiNext ETF
Income:
Dividends	$1,054,167	$859,868	$315,069	$177,136
Interest	39	—	2,750	947
Securities lending income	9,795	19,957	6,466	—
Foreign taxes withheld	(117,545)	(25,667)	(26,974)	(17,782)
Total income	946,456	854,158	297,311	160,301

Expenses:
Management fees	140,966	121,402	107,851	123,487
Professional fees	28,758	29,311	49,961	30,704
Custody and accounting fees	31,323	37,584	48,216	37,202
Reports to shareholders	8,056	5,897	4,484	4,219
Trustees’ fees and expenses	517	349	344	538
Registration fees	2,985	2,985	4,105	2,985
Insurance	1,053	1,150	1,104	996
Interest	649	264	7,045	2,190
Other	347	557	522	324
Total expenses	214,654	199,499	223,632	202,645
Waiver of management fees	—	(56,064)	(94,193)	(42,112)
Net expenses	214,654	143,435	129,439	160,533
Net investment income (loss)	731,802	710,723	167,872	(232)

Net realized gain (loss) on:
Investments	368,946	1,686,558	2,021,092	463,059
In-kind redemptions	639,128	583,049	877,459	—
Foreign currency transactions and foreign denominated assets and liabilities	(48,259)	(2,373)	65,066	8,994
Net realized gain	959,815	2,267,234	2,963,617	472,053

Net change in unrealized appreciation (depreciation) on:
Investments	1,643,956	4,053,905	(2,525,112)	4,964,516
Foreign currency transactions and foreign denominated assets and liabilities	(3,132)	10,597	(31,469)	(5,914)
Net change in unrealized appreciation (depreciation)	1,640,824	4,064,502	(2,556,581)	4,958,602
Net Increase in Net Assets Resulting from Operations	$3,332,441	$7,042,459	$574,908	$5,430,423

See Notes to Financial Statements

41

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2021 (unaudited)

	Egypt Index ETF	India Growth Leaders ETF (a)	Indonesia Index ETF	Israel ETF
Income:
Dividends	$580,214	$491,969	$550,042	$344,336
Interest	23	12	45	—
Securities lending income	—	—	1,597	99,888
Foreign taxes withheld	(27,752)	(98,474)	(87,796)	(71,490)
Total income	552,485	393,507	463,888	372,734

Expenses:
Management fees	52,291	176,885	87,646	196,446
Professional fees	27,595	72,187	28,062	29,942
Custody and accounting fees	13,283	54,520	20,403	38,214
Reports to shareholders	3,726	5,651	4,576	4,160
Trustees’ fees and expenses	202	5,474	300	832
Registration fees	2,985	3,974	2,985	2,985
Insurance	981	2,127	1,008	1,958
Interest	4,943	3,420	7	292
Tax expense	—	26,893	—	—
Other	409	9,664	376	434
Total expenses	106,415	360,795	145,363	275,263
Waiver of management fees	(3,166)	(29,776)	(45,424)	(43,145)
Net expenses	103,249	331,019	99,939	232,118
Net investment income	449,236	62,488	363,949	140,616

Net realized gain (loss) on:
Investments	(1,328,778)	8,086,845	(3,562,618)	(350,269)
In-kind redemptions	25,371	121,654	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(62,789)	(69,841)	3,105	(10,527)
Net realized gain (loss)	(1,366,196)	8,138,658	(3,559,513)	(360,796)

Net change in unrealized appreciation (depreciation) on:
Investments	583,627	3,721,584	(1,131,031)	5,134,262
Foreign currency transactions and foreign denominated assets and liabilities	136	(4,499)	(103)	(64)
Net change in unrealized appreciation (depreciation)	583,763	3,717,085	(1,131,134)	5,134,198
Net Increase (Decrease) in Net Assets Resulting from Operations	$(333,197)	$11,918,231	$(4,326,698)	$4,914,018

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

42

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2021 (unaudited)

	Russia ETF	Russia Small-Cap ETF	Vietnam ETF
Income:
Dividends	$41,766,272	$418,122	$1,732,166
Interest	722	53	112
Securities lending income	63,175	17,381	78,791
Foreign taxes withheld	(3,750,383)	(29,269)	(22,604)
Total income	38,079,786	406,287	1,788,465

Expenses:
Management fees	4,365,654	80,667	1,244,797
Professional fees	29,939	28,157	31,548
Custody and accounting fees	669,307	72,202	117,853
Reports to shareholders	14,272	3,931	21,016
Trustees’ fees and expenses	14,477	304	3,645
Registration fees	1,809	1,443	1,443
Insurance	8,551	1,000	5,845
Interest	17,927	96	29,956
Other	2,699	304	882
Total expenses	5,124,635	188,104	1,456,985
Waiver of management fees	—	(67,006)	—
Net expenses	5,124,635	121,098	1,456,985
Net investment income	32,955,151	285,189	331,480

Net realized gain (loss) on:
Investments	(10,813,246)	(707,084)	34,459,851
In-kind redemptions	62,501,112	584,347	—
Foreign currency transactions and foreign denominated assets and liabilities	21,546	(1,064)	(462,911)
Net realized gain (loss)	51,709,412	(123,801)	33,996,940

Net change in unrealized appreciation (depreciation) on:
Investments	259,041,137	365,981	50,904,809
Foreign currency transactions and foreign denominated assets and liabilities	(8,880)	(797)	(11,292)
Net change in unrealized appreciation (depreciation)	259,032,257	365,184	50,893,517
Net Increase in Net Assets Resulting from Operations	$343,696,820	$526,572	$85,221,937

See Notes to Financial Statements

43

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$731,802	$1,270,569	$710,723	$973,858
Net realized gain (loss)	959,815	(3,318,086)	2,267,234	(3,003,224)
Net change in unrealized appreciation (depreciation)	1,640,824	2,864,307	4,064,502	(20,827,035)
Net increase (decrease) in net assets resulting from operations	3,332,441	816,790	7,042,459	(22,856,401)

Distributions to shareholders from:
Distributable earnings	—	(1,990,000)	—	(899,895)

Share transactions**:
Proceeds from sale of shares	10,982,542	4,077,573	976,221	—
Cost of shares redeemed	(2,063,203)	(696,293)	(10,770,781)	(19,205,846)
Increase (decrease) in net assets resulting from share transactions	8,919,339	3,381,280	(9,794,560)	(19,205,846)
Total increase (decrease) in net assets	12,251,780	2,208,070	(2,752,101)	(42,962,142)
Net Assets, beginning of period	52,431,635	50,223,565	54,661,891	97,624,033
Net Assets, end of period	$64,683,415	$52,431,635	$51,909,790	$54,661,891

**Shares of Common Stock Issued (no par value)
Shares sold	500,000	200,000	50,000	—
Shares redeemed	(100,000)	(50,000)	(500,000)	(1,000,000)
Net increase (decrease)	400,000	150,000	(450,000)	(1,000,000)

See Notes to Financial Statements

44

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	China Growth Leaders ETF		ChinaAMC SME-ChiNext ETF
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$167,872	$409,151	$(232)	$25,106
Net realized gain	2,963,617	14,074,652	472,053	2,816,152
Increase from payment from Advisor (See Note 3).	—	57,732	—	17,518
Net change in unrealized appreciation (depreciation)	(2,556,581)	(7,326,282)	4,958,602	15,527,475
Net increase in net assets resulting from operations	574,908	7,215,253	5,430,423	18,386,251

Distributions to shareholders from:
Distributable earnings	—	(6,633,990)	—	(3,800)

Share transactions**:
Proceeds from sale of shares	—	47,623,122	—	30,434,278
Cost of shares redeemed	(14,198,662)	(64,107,257)	—	(29,674,046)
Increase (decrease) in net assets resulting from share transactions	(14,198,662)	(16,484,135)	—	760,232
Total increase (decrease) in net assets	(13,623,754)	(15,902,872)	5,430,423	19,142,683
Net Assets, beginning of period	51,517,955	67,420,827	48,949,018	29,806,335
Net Assets, end of period	$37,894,201	$51,517,955	$54,379,441	$48,949,018

**Shares of Common Stock Issued (no par value)
Shares sold	—	1,150,000	—	900,000
Shares redeemed	(300,000)	(1,650,000)	—	(900,000)
Net decrease	(300,000)	(500,000)	—	—

See Notes to Financial Statements

45

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Egypt Index ETF		India Growth Leaders ETF (a)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$449,236	$560,227	$62,488	$439,070
Net realized gain (loss)	(1,366,196)	(4,035,403)	8,138,658	(36,507,666)
Net change in unrealized appreciation (depreciation)	583,763	(769,924)	3,717,085	26,440,940
Net increase (decrease) in net assets resulting from operations	(333,197)	(4,245,100)	11,918,231	(9,627,656)

Distributions to shareholders from:
Distributable earnings	—	(499,984)	—	(178,129)

Share transactions**:
Proceeds from sale of shares	10,557,637	2,595,503	—	—
Cost of shares redeemed	(8,005,873)	(10,031,819)	(5,229,616)	(43,873,347)
Increase (decrease) in net assets resulting from share transactions	2,551,764	(7,436,316)	(5,229,616)	(43,873,347)
Total increase (decrease) in net assets	2,218,567	(12,181,400)	6,688,615	(53,679,132)
Net Assets, beginning of period	19,212,713	31,394,113	68,358,383	122,037,515
Net Assets, end of period	$21,431,280	$19,212,713	$75,046,998	$68,358,383

**Shares of Common Stock Issued (no par value)
Shares sold	425,000	100,000	—	—
Shares redeemed	(325,000)	(425,000)	(150,000)	(1,650,000)
Net increase (decrease)	100,000	(325,000)	(150,000)	(1,650,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

46

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Indonesia Index ETF		Israel ETF
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$363,949	$676,211	$140,616	$144,345
Net realized gain (loss)	(3,559,513)	(1,807,076)	(360,796)	3,191,368
Net change in unrealized appreciation (depreciation)	(1,131,134)	(2,555,570)	5,134,198	13,431,597
Net increase (decrease) in net assets resulting from operations	(4,326,698)	(3,686,435)	4,914,018	16,767,310

Distributions to shareholders from:
Distributable earnings	—	(600,075)	—	(127,803)

Share transactions**:
Proceeds from sale of shares	1,029,098	27,619,482	4,756,678	4,500,656
Cost of shares redeemed	—	(28,309,693)	—	(3,880,690)
Increase (decrease) in net assets resulting from share transactions	1,029,098	(690,211)	4,756,678	619,966
Total increase (decrease) in net assets	(3,297,600)	(4,976,721)	9,670,696	17,259,473
Net Assets, beginning of period	35,849,021	40,825,742	75,067,209	57,807,736
Net Assets, end of period	$32,551,421	$35,849,021	$84,737,905	$75,067,209

**Shares of Common Stock Issued (no par value)
Shares sold	50,000	1,600,000	100,000	125,000
Shares redeemed	—	(1,650,000)	—	(100,000)
Net increase (decrease)	50,000	(50,000)	100,000	25,000

See Notes to Financial Statements

47

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF		Russia Small-Cap ETF
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$32,955,151	$48,224,508	$285,189	$1,051,035
Net realized gain (loss)	51,709,412	(34,947,117)	(123,801)	(3,460,060)
Net change in unrealized appreciation (depreciation)	259,032,257	(7,601,234)	365,184	3,555,678
Net increase in net assets resulting from operations	343,696,820	5,676,157	526,572	1,146,653

Distributions to shareholders from:
Distributable earnings	—	(52,666,240)	—	(1,399,971)
Return of capital	—	(334,141)	—	—
Total distributions	—	(53,000,381)	—	(1,399,971)

Share transactions**:
Proceeds from sale of shares	170,548,022	878,463,560	—	—
Cost of shares redeemed	(223,207,426)	(491,881,612)	(1,912,200)	(3,085,140)
Increase (decrease) in net assets resulting from share transactions	(52,659,404)	386,581,948	(1,912,200)	(3,085,140)
Total increase (decrease) in net assets	291,037,416	339,257,724	(1,385,628)	(3,338,458)
Net Assets, beginning of period	1,621,184,466	1,281,926,742	31,997,756	35,336,214
Net Assets, end of period	$1,912,221,882	$1,621,184,466	$30,612,128	$31,997,756

**Shares of Common Stock Issued (no par value)
Shares sold	6,350,000	39,500,000	—	—
Shares redeemed	(8,500,000)	(22,800,000)	(50,000)	(100,000)
Net increase (decrease)	(2,150,000)	16,700,000	(50,000)	(100,000)

See Notes to Financial Statements

48

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Vietnam ETF
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)
Operations:
Net investment income	$331,480	$2,030,474
Net realized gain (loss)	33,996,940	(52,628,479)
Net change in unrealized appreciation (depreciation)	50,893,517	78,556,844
Net increase in net assets resulting from operations	85,221,937	27,958,839

Distributions to shareholders from:
Distributable earnings	—	(1,644,752)
Return of capital	—	(182,249)
Total distributions	—	(1,827,001)

Share transactions**:
Proceeds from sale of shares	23,855,304	35,837,932
Cost of shares redeemed	—	(47,640,582)
Increase (decrease) in net assets resulting from share transactions	23,855,304	(11,802,650)
Total increase in net assets	109,077,241	14,329,188
Net Assets, beginning of period	457,289,426	442,960,238
Net Assets, end of period	$566,366,667	$457,289,426

**Shares of Common Stock Issued (no par value)
Shares sold	1,300,000	2,450,000
Shares redeemed	—	(3,950,000)
Net increase (decrease)	1,300,000	(1,500,000)

See Notes to Financial Statements

49

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Africa Index ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$20.17		$20.50	$20.08	$24.81	$20.09	$18.11
Income from investment operations:
Net investment income	0.28	(a)	0.52 (a)	1.09 (a)	0.57 (a)	0.39 (a)	0.58
Net realized and unrealized gain (loss) on investments	1.11		(0.05)	0.62	(4.96)	4.82	1.93
Total from investment operations	1.39		0.47	1.71	(4.39)	5.21	2.51
Less distributions from:
Net investment income	—		(0.80)	(1.29)	(0.34)	(0.49)	(0.53)
Net asset value, end of period	$21.56		$20.17	$20.50	$20.08	$24.81	$20.09
Total return (b)	6.93	% (c)	2.29%	8.52%	(17.70)%	26.02%	13.94%
Ratios to average net assets
Gross expenses	0.76	% (d)	0.92%	0.90%	0.91%	0.87%	0.83%
Net expenses	0.76	% (d)	0.79%	0.79%	0.78%	0.84%	0.79%
Net expenses excluding interest expense	0.76	% (d)	0.78%	0.78%	0.78%	0.78%	0.78	% (e)
Net investment income	2.60	% (d)	3.00%	5.13%	2.44%	1.73%	2.85%
Supplemental data
Net assets, end of period (in millions)	$65		$52	$50	$55	$76	$66
Portfolio turnover rate (f)	17	% (c)	37%	46%	23%	38%	45%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Excludes reimbursement from prior year custodial charge of 0.01%.
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

50

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Brazil Small-Cap ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019		2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$21.44		$27.50	$20.09		$23.33	$16.10	$10.44
Income from investment operations:
Net investment income	0.31	(a)	0.33 (a)	0.58	(a)	0.68 (a)	0.48 (a)	0.51
Net realized and unrealized gain (loss) on investments	2.97		(6.04)	7.42		(3.34)	7.81	5.83
Payment from Adviser	—		—	0.11	(b)	—	—	—
Total from investment operations	3.28		(5.71)	8.11		(2.66)	8.29	6.34
Less distributions from:
Net investment income	—		(0.35)	(0.70)		(0.58)	(1.06)	(0.68)
Net asset value, end of period	$24.72		$21.44	$27.50		$20.09	$23.33	$16.10
Total return (c)	15.33	% (d)	(20.75)%	40.81	% (b)	(11.66)%	51.71%	60.92%
Ratios to average net assets
Gross expenses	0.82	% (e)	0.84%	0.73%		0.73%	0.68%	0.69%
Net expenses	0.59	% (e)	0.60%	0.63%		0.60%	0.60%	0.60%
Net expenses excluding interest expense	0.59	% (e)	0.59%	0.59%		0.59%	0.59%	0.59%
Net investment income	2.93	% (e)	1.73%	2.52%		3.25%	2.24%	3.14%
Supplemental data
Net assets, end of period (in millions)	$52		$55	$98		$88	$108	$83
Portfolio turnover rate (f)	27	% (d)	31%	38%		45%	53%	44%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2019, 0.55% of total return, representing $0.11 per share, consisted of a payment from the Adviser (See Note 3).
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

51

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Growth Leaders ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020		2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$46.83		$42.14		$31.58	$48.37	$37.08	$44.76
Income from investment operations:
Net investment income	0.18	(a)	0.38	(a)	0.63 (a)	0.41 (a)	0.41 (a)	0.41
Net realized and unrealized gain (loss) on investments	0.36		10.29		10.55	(14.35)	11.40	(7.64)
Payment from Adviser	—		0.05	(b)	—	—	—	—
Total from investment operations	0.54		10.72		11.18	(13.94)	11.81	(7.23)
Less distributions from:
Net investment income	—		(0.07)		(0.62)	(0.31)	(0.52)	(0.15)
Net realized capital gains	—		(5.96)		—	(2.54)	—	(0.28)
Return of capital	—		—		—	—	—	(0.02)
Total distributions	—		(6.03)		(0.62)	(2.85)	(0.52)	(0.45)
Net asset value, end of period	$47.37		$46.83		$42.14	$31.58	$48.37	$37.08
Total return (c)	1.14	% (d)	25.95	% (b)	35.40%	(28.79)%	31.86%	(16.16)%
Ratios to average net assets
Gross expenses	1.04	% (e)	1.27%		1.07%	1.17%	0.82%	1.06%
Net expenses	0.60	% (e)	0.60%		0.61%	0.85%	0.78%	0.71%
Net expenses excluding interest expense (f)	0.60	% (e)	0.60%		0.61%	0.72%	0.72%	0.72	% (g)
Net investment income	0.78	% (e)	0.90%		1.60%	0.95%	0.96%	1.26%
Supplemental data
Net assets, end of period (in millions)	$38		$52		$67	$54	$94	$85
Portfolio turnover rate (h)	31	% (d)	199%		42%	34%	37%	50%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2020, 0.12% of total return, representing $0.05 per share, consisted of a payment from the Adviser (See Note 3).
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Effective January 10, 2019, the Fund includes interest expense in the calculation of the expense limitation. The ratio only excludes interest expense accrued prior to January 10, 2019 and not waived under the expense limit agreement.
(g)	Excludes reimbursement from prior year custodial charge of 0.02%.
(h)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

52

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	ChinaAMC SME-ChiNext ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020		2019	2018	2017		2016
	(unaudited)
Net asset value, beginning of period	$48.95		$29.81		$20.97	$34.79	$29.20		$41.74
Income from investment operations:
Net investment income (loss)	—	(a)(b)	0.03	(a)	0.10 (a)	0.03 (a)	(0.01	) (a)	(0.06)
Net realized and unrealized gain (loss) on investments	5.43		19.09		8.88	(13.85)	5.67		(12.48)
Payment from Adviser	—		0.02	(c)	—	—	—		—
Total from investment operations	5.43		19.14		8.98	(13.82)	5.66		(12.54)
Less distributions from:
Net investment income	—		— (b)		(0.14)	—	(0.07)		—
Net asset value, end of period	$54.38		$48.95		$29.81	$20.97	$34.79		$29.20
Total return (d)	11.09	% (e)	64.23	% (c)	42.80%	(39.72)%	19.37%		(30.04)%
Ratios to average net assets
Gross expenses	0.82	% (f)	1.15%		1.08%	1.33%	1.38%		1.16%
Net expenses	0.65	% (f)	0.65%		0.65%	0.82%	0.82%		0.81%
Net expenses excluding interest expense (g)	0.65	% (f)	0.65%		0.65%	0.78%	0.78%		0.78%
Net investment income (loss)	0.00	% (f)	0.07%		0.39%	0.09%	(0.04)%		(0.07)%
Supplemental data
Net assets, end of period (in millions)	$54		$49		$30	$16	$23		$23
Portfolio turnover rate (h)	8	% (e)	96%		43%	36%	34%		39%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	For the year ended December 31, 2020, 0.07% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Effective January 10, 2019, the Fund includes interest expense in the calculation of the expense limitation. The ratio only excludes interest expense accrued prior to January 10, 2019 and not waived under the expense limit agreement.
(h)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

53

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Egypt Index ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$25.62		$29.20	$28.28	$32.89	$26.02	$39.01
Income from investment operations:
Net investment income	0.54	(a)	0.61 (a)	0.59 (a)	0.60 (a)	0.81 (a)	1.17
Net realized and unrealized gain (loss) on investments	(0.95)		(3.56)	0.93 (b)	(4.73)	6.31	(14.16)
Total from investment operations	(0.41)		(2.95)	1.52	(4.13)	7.12	(12.99)
Less distributions from:
Net investment income	—		(0.63)	(0.60)	(0.48)	(0.25)	—
Net asset value, end of period	$25.21		$25.62	$29.20	$28.28	$32.89	$26.02
Total return (c)	(1.58	)% (d)	(10.09)%	5.42%	(12.56)%	27.39%	(33.30)%
Ratios to average net assets
Gross expenses	1.02	% (e)	1.11%	1.11%	1.19%	1.09%	1.14%
Net expenses	0.99	% (e)	0.98%	1.01%	0.98%	0.94%	1.01%
Net expenses excluding interest expense	0.94	% (e)	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	4.30	% (e)	2.43%	1.88%	1.73%	2.82%	1.17%
Supplemental data
Net assets, end of period (in millions)	$21		$19	$31	$33	$76	$41
Portfolio turnover rate (f)	47	% (d)	27%	76%	41%	41%	56%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

54

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	India Growth Leaders ETF (a)
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018		2017	2016
	(unaudited)
Net asset value, beginning of period	$32.94		$32.76	$42.36	$68.40		$41.03	$43.66
Income from investment operations:
Net investment income (loss)	0.03	(b)	0.15 (b)	0.50 (b)	(0.02	) (b)	0.02 (b)	0.39
Net realized and unrealized gain (loss) on investments	6.02		0.11	(9.68)	(25.97)		27.42	(2.45)
Total from investment operations	6.05		0.26	(9.18)	(25.99)		27.44	(2.06)
Less distributions from:
Net investment income	—		(0.08)	(0.42)	(0.05)		(0.07)	(0.57)
Net asset value, end of period	$38.99		$32.94	$32.76	$42.36		$68.40	$41.03
Total return (c)	18.34	% (d)	0.80%	(21.65)%	(38.00)%		66.88%	(4.70)%
Ratios to average net assets
Gross expenses	1.02	% (e)	1.24%	0.86%	0.83%		0.72%	0.78%
Net expenses	0.94	% (e)	1.05%	0.86%	0.83%		0.72%	0.78%
Net expenses excluding interest expense and taxes	0.85	% (e)	0.85%	0.83%	0.80%		0.70%	0.78	% (f)
Net investment income (loss)	0.18	% (e)	0.55%	1.35%	(0.03)%		0.04%	0.96%
Supplemental data
Net assets, end of period (in millions)	$75		$68	$122	$187		$405	$184
Portfolio turnover rate (g)	45	% (d)	133%	51%	39%		42%	29%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Excludes reimbursement from prior year custodial charge of 0.01%.
(g)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

55

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Indonesia Index ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$20.49		$22.68	$21.85	$24.75	$21.31	$18.36
Income from investment operations:
Net investment income	0.20	(a)	0.36 (a)	0.40 (a)	0.36 (a)	0.35 (a)	0.28
Net realized and unrealized gain (loss) on investments	(2.61)		(2.21)	0.90	(2.78)	3.55	2.92
Total from investment operations	(2.41)		(1.85)	1.30	(2.42)	3.90	3.20
Less distributions from:
Net investment income	—		(0.34)	(0.47)	(0.48)	(0.46)	(0.25)
Net asset value, end of period	$18.08		$20.49	$22.68	$21.85	$24.75	$21.31
Total return (b)	(11.72	)% (c)	(8.20)%	5.97%	(9.79)%	18.35%	17.49%
Ratios to average net assets
Gross expenses	0.83	% (d)	0.97%	0.80%	0.75%	0.73%	0.68%
Net expenses	0.57	% (d)	0.57%	0.57%	0.57%	0.57%	0.58%
Net expenses excluding interest expense	0.57	% (d)	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	2.08	% (d)	2.03%	1.78%	1.61%	1.53%	1.05%
Supplemental data
Net assets, end of period (in millions)	$33		$36	$41	$45	$62	$85
Portfolio turnover rate (e)	16	% (c)	13%	10%	14%	14%	12%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

56

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Israel ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$44.82		$35.03	$28.05	$30.37	$26.84	$28.81
Income from investment operations:
Net investment income	0.08	(a)	0.08 (a)	0.19 (a)	0.27 (a)	0.30 (a)	0.27
Net realized and unrealized gain (loss) on investments	2.84		9.79	7.27	(2.38)	3.71	(1.80)
Total from investment operations	2.92		9.87	7.46	(2.11)	4.01	(1.53)
Less distributions from:
Net investment income	—		(0.08)	(0.48)	(0.21)	(0.48)	(0.26)
Return of capital	—		—	—	—	—	(0.18)
Total distributions	—		(0.08)	(0.48)	(0.21)	(0.48)	(0.44)
Net asset value, end of period	$47.74		$44.82	$35.03	$28.05	$30.37	$26.84
Total return (b)	6.52	% (c)	28.14%	26.64%	(6.94)%	14.96%	(5.34)%
Ratios to average net assets
Gross expenses	0.70	% (d)	0.80%	0.94%	1.02%	0.92%	0.92%
Net expenses	0.59	% (d)	0.60%	0.62%	0.60%	0.59%	0.60%
Net expenses excluding interest expense	0.59	% (d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	0.36	% (d)	0.24%	0.60%	0.85%	1.04%	0.94%
Supplemental data
Net assets, end of period (in millions)	$85		$75	$58	$46	$43	$36
Portfolio turnover rate (e)	21	% (c)	22%	14%	23%	21%	19%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

57

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$23.82		$24.96	$18.79	$21.14	$21.09	$14.69
Income from investment operations:
Net investment income	0.49	(a)	0.97 (a)	1.20 (a)	0.88 (a)	0.71 (a)	0.38
Net realized and unrealized gain (loss) on investments	4.71		(1.31)	6.39	(2.26)	0.25	6.36
Total from investment operations	5.20		(0.34)	7.59	(1.38)	0.96	6.74
Less distributions from:
Net investment income	—		(0.79)	(1.42)	(0.97)	(0.91)	(0.34)
Return of capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.80)	(1.42)	(0.97)	(0.91)	(0.34)
Net asset value, end of period	$29.02		$23.82	$24.96	$18.79	$21.14	$21.09
Total return (b)	21.79	% (c)	(1.38)%	40.40%	(6.47)%	4.62%	45.91%
Ratios to average net assets
Gross expenses	0.59	% (d)	0.61%	0.67%	0.65%	0.72%	0.79%
Net expenses	0.59	% (d)	0.61%	0.67%	0.65%	0.67%	0.65%
Net expenses excluding interest expense and a portion of depositary receipt fees (e)	0.59	% (d)	0.60%	0.65%	0.64%	0.66%	0.65%
Net investment income	3.78	% (d)	4.45%	5.40%	4.09%	3.40%	2.48%
Supplemental data
Net assets, end of period (in millions)	$1,912		$1,621	$1,282	$1,326	$1,807	$2,605
Portfolio turnover rate (f)	11	% (c)	25%	15%	20%	15%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Effective May 1, 2016, the ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets (See Note3).
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

58

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia Small-Cap ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$36.22		$35.94	$27.61	$40.68	$38.04	$19.31
Income from investment operations:
Net investment income	0.32	(a)	1.12 (a)	1.53 (a)	1.17 (a)	1.17 (a)	0.77
Net realized and unrealized gain (loss) on investments	0.20		0.74	8.45	(13.02)	2.94	18.77
Total from investment operations	0.52		1.86	9.98	(11.85)	4.11	19.54
Less distributions from:
Net investment income	—		(1.58)	(1.65)	(1.22)	(1.47)	(0.81)
Net asset value, end of period	$36.74		$36.22	$35.94	$27.61	$40.68	$38.04
Total return (b)	1.41	% (c)	5.23%	36.17%	(29.09)%	11.01%	101.07%
Ratios to average net assets
Gross expenses	1.17	% (d)	1.31%	1.20%	0.94%	0.82%	0.86%
Net expenses	0.75	% (d)	0.75%	0.77%	0.76%	0.76%	0.75%
Net expenses excluding interest expense and a portion of depositary receipt fees (e)	0.75	% (d)	0.75%	0.75%	0.75%	0.75%	0.73%
Net investment income	1.77	% (d)	3.45%	4.67%	3.22%	2.87%	3.28%
Supplemental data
Net assets, end of period (in millions)	$31		$32	$35	$33	$58	$89
Portfolio turnover rate (f)	17	% (c)	47%	30%	49%	39%	72%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Effective May 1, 2016, the ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets (See Note3).
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

59

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Vietnam ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$17.52		$16.05	$14.84	$17.45	$12.97	$14.78
Income from investment operations:
Net investment income	0.01	(a)	0.08 (a)	0.14 (a)	0.17 (a)	0.20 (a)	0.39
Net realized and unrealized gain (loss) on investments	3.14		1.46	1.19	(2.66)	4.46	(1.83)
Total from investment operations	3.15		1.54	1.33	(2.49)	4.66	(1.44)
Less distributions from:
Net investment income	—		(0.06)	(0.12)	(0.12)	(0.18)	(0.37)
Return of capital	—		(0.01)	—	—	— (b)	—
Total distributions	—		(0.07)	(0.12)	(0.12)	(0.18)	(0.37)
Net asset value, end of period	$20.67		$17.52	$16.05	$14.84	$17.45	$12.97
Total return (c)	17.98	% (d)	9.72%	8.86%	(14.15)%	35.76%	(9.78)%
Ratios to average net assets
Expenses	0.59	% (e)	0.61%	0.66%	0.68%	0.66%	0.66%
Expenses excluding interest expense	0.57	% (e)	0.60%	0.63%	0.64%	0.63%	0.63%
Net investment income	0.13	% (e)	0.55%	0.89%	0.98%	1.37%	2.14%
Supplemental data
Net assets, end of period (in millions)	$566		$457	$443	$318	$349	$258
Portfolio turnover rate (f)	29	% (d)	33%	33%	49%	50%	47%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

60

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Africa Index ETF	Diversified
Brazil Small-Cap ETF	Diversified
China Growth Leaders ETF	Diversified
ChinaAMC SME-ChiNext ETF	Diversified
Egypt Index ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Russia ETF	Non-Diversified
Russia Small-Cap ETF	Non-Diversified
Vietnam ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF. China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF seek to achieve their investment objectives by primarily investing directly in A-shares through the Hong Kong-Shanghai Stock Connect program and via the A-share quota granted to the Sub-Adviser. India Growth Leaders ETF makes its investments through MV SCIF Mauritius (the “Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net
61

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation— The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF (the “Fund”) in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the Fund include the financial results of its wholly owned subsidiary. All interfund account balances and transactions have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.
62

E.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2021 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At June 30, 2021, ChinaAMC SME-ChiNext included $36,504 in cash, at value on the Statements of Assets and Liabilities, which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2022, to waive

63

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses; and for Russia ETF and Russia Small-Cap ETF, depositary receipt fees up to 0.10% and 0.08% of average daily net assets, respectively) from exceeding the expense limitations listed in the table below. Effective January 10, 2019, China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF no longer exclude interest expense from their expense limitations. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2021.

The expense limitations and management fee rates for the period ended June 30, 2021, are as follows:

	Expense	Management
Fund	Limitations	Fees
Africa Index ETF	0.78%	0.50%
Brazil Small-Cap ETF	0.59	0.50
China Growth Leaders ETF	0.60	0.50
ChinaAMC SME-ChiNext ETF	0.65	0.50
Egypt Index ETF	0.94	0.50
India Growth Leaders ETF	0.85	0.50
Indonesia Index ETF	0.57	0.50
Israel ETF	0.59	0.50
Russia ETF	0.62	0.50
Russia Small-Cap ETF	0.67	0.50
Vietnam ETF	0.76	0.50

During the year ended December 31, 2019, the Adviser reimbursed the Brazil Small-Cap ETF $372,975 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2020, the Adviser reimbursed the China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF $57,732 and $17,518, respectively, for transactional losses. These reimbursements are reflected in the Statements of Changes in Net Assets as a net increase from payment from Adviser. The per share and total return impacts to the Funds are reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of June 30, 2021, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

64

Note 5—Investments—For the period ended June 30, 2021, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Africa Index ETF	$13,937,489	$9,675,219	$6,440,096	$1,270,576
Brazil Small-Cap ETF	13,295,549	20,194,482	237,373	2,395,917
China Growth Leaders ETF	13,411,273	23,231,348	—	4,284,120
ChinaAMC SME-ChiNext ETF	4,114,965	3,918,314	—	—
Egypt Index ETF	12,354,201	9,796,696	1,610,748	1,249,371
India Growth Leaders ETF	32,227,607	36,969,228	—	248,179
Indonesia Index ETF	5,891,931	5,523,350	1,028,793	—
Israel ETF	17,167,336	16,872,786	4,631,522	—
Russia ETF	233,607,682	189,920,790	170,543,811	223,208,573
Russia Small-Cap ETF	5,877,113	5,403,620	—	1,912,305
Vietnam ETF	166,200,025	144,218,937	1,093,806	—

Note 6—Income Taxes—As of June 30, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$55,061,256	$13,742,684	$(3,789,984)	$9,952,700
Brazil Small-Cap ETF	44,910,560	15,422,469	(6,775,338)	8,647,131
China Growth Leaders ETF	30,274,974	10,023,891	(2,385,188)	7,638,703
ChinaAMC SME-ChiNext ETF	26,997,770	29,749,009	(2,244,180)	27,504,829
Egypt Index ETF	23,316,172	3,009,018	(4,898,337)	(1,889,319)
India Growth Leaders ETF	53,395,463	22,818,021	(1,035,708)	21,782,313
Indonesia Index ETF	44,117,085	1,728,038	(13,308,055)	(11,580,017)
Israel ETF	57,012,726	33,135,004	(3,090,719)	30,044,285
Russia ETF	1,723,339,765	348,249,850	(104,130,971)	244,118,879
Russia Small-Cap ETF	32,002,958	5,451,107	(4,710,012)	741,095
Vietnam ETF	396,250,428	198,291,649	(29,523,897)	168,767,752

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2020, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Africa Index ETF	$(10,938,807)	$(53,048,090)	$(63,986,897)
Brazil Small-Cap ETF	(23,062,481)	(136,443,936)	(159,506,417)
ChinaAMC SME-ChiNext ETF	(7,874,850)	(3,495,612)	(11,370,462)
Egypt Index ETF	(12,917,767)	(20,941,173)	(33,858,940)
India Growth Leaders ETF	(20,892,662)	(76,228,158)	(97,120,820)
Indonesia Index ETF	(37,346,421)	(69,410,301)	(106,756,722)
Israel ETF	(181,378)	(7,823,335)	(8,004,713)
Russia ETF	(234,740,709)	(1,300,618,223)	(1,535,358,932)
Russia Small-Cap ETF	(3,818,481)	(9,523,363)	(13,341,844)
Vietnam ETF	(73,661,992)	(250,382,997)	(324,044,989)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes

65

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2021, the Funds did not incur any interest or penalties.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF (the "Funds"). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends derived by non-PRC resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong- Shanghai Stock Connect program, QFIIs and RQFIIs, which includes these Funds, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC MOF to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Funds could be subject to additional tax liabilities.

Investments in India: As a result of renegotiation of the India Mauritius Tax treaty, India commenced taxation on capital gains arising from disposition of shares acquired on or after April 1, 2017 in a company resident in India, with shares acquired on or before March 31, 2017 being grandfathered as exempt from capital gains taxation subject to treaty relief.  India currently assesses a capital gains tax on shares sold on the exchange of 15% on short term capital gains and 10% on long term capital gains (plus applicable surcharge and cess). Further, long-term capital gains on certain shares that were held as of January 31, 2018, may be eligible for a step up in cost basis which may reduce realized taxable gains. Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Should the Chinese government impose restrictions on the ability of China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

66

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2021 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Africa Index ETF	$2,125,505	$442,502	$1,766,701	$2,209,203
Brazil Small-Cap ETF	3,759,838	1,720,618	2,389,037	4,109,655
China Growth Leaders ETF	1,617,615	295,640	1,438,226	1,733,866
Indonesia Index ETF	2,001,853	–	2,078,528	2,078,528
Israel ETF	7,991,930	2,218,701	6,011,616	8,230,317
Russia ETF	60,933,316	46,239,693	16,301,929	62,541,622
Russia Small-Cap ETF	4,152,878	1,994,583	2,346,408	4,340,991
Vietnam ETF	20,511,166	–	21,195,713	21,195,713
67

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2021:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$442,502
Brazil Small-Cap ETF	1,720,618
China Growth Leaders ETF	295,640
Israel ETF	2,218,701
Russia ETF	46,239,693
Russia Small-Cap ETF	1,994,583

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2021, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Africa Index ETF	95	$183,397	1.44%
Brazil Small-Cap ETF	34	207,177	1.42
China Growth Leaders ETF	177	1,063,932	1.44
ChinaAMC SME-ChiNext ETF	179	329,471	1.44
Egypt Index ETF	173	765,158	1.44
India Growth Leaders ETF	107	850,387	1.43
Indonesia Index ETF	1	201,350	1.45
Israel ETF	10	155,559	1.46
Russia ETF	95	5,246,273	1.44
Russia Small-Cap ETF	13	206,341	1.44
Vietnam ETF	147	5,514,655	1.44

Outstanding loan balances as of June 30, 2021, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

68

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2021 (unaudited)

At a meeting held on June 17, 2021 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Growth Leaders ETF, ChinaAMC SME-ChiNext ETF, Egypt Index ETF, Gold Miners ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck Vectors China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2021. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2021 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a

69

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2021 (unaudited) (continued)

comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub- Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Agribusiness ETF, Rare Earth/Strategic Metals ETF, Russia ETF and Vietnam ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and/or median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Africa Index ETF, Egypt Index ETF, India Growth Leaders ETF, Rare Earth/Strategic Metals ETF, Russia Small-Cap ETF and Unconventional Oil & Gas ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its respective peer group of funds. With respect to these Funds, the Trustees reviewed the amount by which these Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefits.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Fund since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2021 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

70

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2020 to December 31, 2020 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

71

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INTLSAR

SEMI-ANNUAL REPORT June 30, 2021 (unaudited)

VANECK VECTORS®

Agribusiness ETF	MOO®
Gold Miners ETF	GDX®
Junior Gold Miners ETF	GDXJ®
Low Carbon Energy ETF	SMOG®
Natural Resources ETF	HAP®
Oil Refiners ETF	CRAK®
Oil Services ETF	OIH®
Rare Earth/Strategic Metals ETF	REMX®
Steel ETF	SLX®
Unconventional Oil & Gas ETF	FRAK®
Uranium+Nuclear Energy ETF	NLR®

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2021.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

June 30, 2021
(unaudited)

Dear Fellow Shareholders:

The way we think about the financial markets—since no one knows the future for sure—is to identify potential scenarios. Last year, we said that roaring global growth would push interest rates to 1.5%-2.0% during 2021. This already happened in the first and second quarters! Now that we are into the third quarter, what next?

The mainstream, high-probability scenario (“Goldilocks”) continues to be that the rate increases pause and stock markets continue to make new highs. To support this idea of strong-but-tapering growth, the first major country that went through the COVID-19 cycle has continued to level off after its boom. Following some temporary weakness in February, China’s manufacturing PMI (Purchasing Managers’ Index) had a greater than expected rise in March (the services PMI soared), thereafter it tended to be on the weaker side. In May, however, while the official manufacturing PMI was a touch stronger than expected, the services PMI showed a significant (and surprising) pullback, raising concerns about the rebalancing. For updates on this, please follow our Emerging Markets Fixed Income Strategy Chief Economist Natalia Gurushina’s daily emails and our monthly China updates.

Another scenario is the “Wage Inflation” scenario. I like to distinguish between commodity price inflation and wage inflation. Commodity prices have been rallying strongly since last summer with almost all commodity prices continuing to touch multi-year highs. But wage inflation is more important for financial markets. Wage inflation is the driver of a longer-lasting inflation and can be hard to extinguish. The level of stimulus from the U.S. Federal Reserve we saw in 2020 was unprecedented, as is the spending planned by the new Biden administration. We may find that we are witnessing a paradigm change in the “environment” of the financial markets and a new “dynamic” compared with the last 10 years. And a burst of commodity price inflation isn’t the concern in this “Wage Inflation” scenario, rather the concern is that investment consequences could endure not only through 2021, but also well into 2022. My investment colleagues are divided on whether wage inflation is possible in an over-stimulated yet deflationary world. We’ll see in 2022.

The “Too Hot” scenario remains that, with this tremendous stimulus, we expect to see interest rates rise unexpectedly further in the second half of 2021. In fact, I believe there is a chance that 10-year U.S. interest rates can exceed 2.5% by the end of 2021—“Rate Surprise”—and that investors should have this scenario on their radar screens. This could lead to turbulence in financial markets. By definition, bonds will fall further. But again, this may be okay for equities.

Last, there is a “Too Cold” scenario. With rates below 1.5% in early July, we are suddenly facing the risk of a deflationary slowdown. Perhaps the markets think that the Fed will tighten—it did slightly signal this at the last meeting—or that the economy will react badly to the lack of new stimulus in 2022. I would call this a flavor of Goldilocks for the financial markets, but not without worries.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Vectors ETF Trust

July 20, 2021

1

VANECK VECTORS ETFs

PRESIDENT’S LETTER

(unaudited) (continued)

PS The investing outlook can change suddenly, as it certainly did in 2020. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2021 to June 30, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2021 - June 30, 2021*
Agribusiness ETF
Actual	$1,000.00	$1,170.70	0.52%	$2.80
Hypothetical**	$1,000.00	$1,022.22	0.52%	$2.61
Gold Miners ETF
Actual	$1,000.00	$942.80	0.51%	$2.46
Hypothetical**	$1,000.00	$1,022.27	0.51%	$2.56
Junior Gold Miners ETF
Actual	$1,000.00	$858.80	0.51%	$2.35
Hypothetical**	$1,000.00	$1,022.27	0.51%	$2.56
Low Carbon Energy ETF
Actual	$1,000.00	$973.40	0.54%	$2.64
Hypothetical**	$1,000.00	$1,022.12	0.54%	$2.71
Natural Resources ETF
Actual	$1,000.00	$1,194.00	0.49%	$2.67
Hypothetical**	$1,000.00	$1,022.36	0.49%	$2.46
Oil Refiners ETF
Actual	$1,000.00	$1,179.70	0.59%	$3.19
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96
Oil Services ETF
Actual	$1,000.00	$1,423.40	0.35%	$2.10
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
3

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2021 - June 30, 2021*
Rare Earth/Strategic Metals ETF
Actual	$1,000.00	$1,306.40	0.52%	$2.97
Hypothetical**	$1,000.00	$1,022.22	0.52%	$2.61
Steel ETF
Actual	$1,000.00	$1,390.20	0.55%	$3.26
Hypothetical**	$1,000.00	$1,022.07	0.55%	$2.76
Unconventional Oil & Gas ETF
Actual	$1,000.00	$1,739.90	0.54%	$3.67
Hypothetical**	$1,000.00	$1,022.12	0.54%	$2.71
Uranium+Nuclear Energy ETF
Actual	$1,000.00	$1,060.60	0.60%	$3.07
Hypothetical**	$1,000.00	$1,021.82	0.60%	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2021), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
4

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 1.5%
Incitec Pivot Ltd. #	3,024,383	$5,402,620
Treasury Wine Estates Ltd. #	1,414,120	12,395,655
		17,798,275
Brazil: 2.7%
Rumo SA *	3,027,300	11,553,314
Yara International ASA (NOK) #	383,856	20,238,676
		31,791,990
Canada: 5.8%
Nutrien Ltd. (USD) †	1,114,497	67,549,663
Chile: 1.4%
Sociedad Quimica y Minera de Chile SA (ADR) †	358,703	16,977,413
China: 4.8%
China Mengniu Dairy Co. Ltd. (HKD) # *	5,455,000	32,948,458
Wilmar International Ltd. (SGD) #	7,128,351	23,908,485
		56,856,943
Denmark: 1.1%
Bakkafrost P/F (NOK) # †	115,866	9,579,808
Schouw & Co. #	32,660	3,587,240
		13,167,048
Germany: 7.3%
Bayer AG #	1,309,199	79,603,104
K+S AG # *	480,710	6,553,804
		86,156,908
Indonesia: 0.2%
Golden Agri-Resources Ltd. (SGD) #	10,838,545	1,858,227
Israel: 0.8%
ICL Group Ltd. (USD) †	1,419,109	9,735,088
Japan: 4.4%
Kubota Corp. # †	1,972,630	39,943,455
Maruha Nichiro Corp. #	103,200	2,199,531
NH Foods Ltd. #	186,400	7,252,659
Nippon Suisan Kaisha Ltd. #	478,300	2,283,054
		51,678,699
Malaysia: 1.7%
IOI Corp. Bhd #	5,813,955	5,266,716
Kuala Lumpur Kepong Bhd	812,270	3,983,576
PPB Group Bhd	1,357,380	5,983,393
Sime Darby Plantation Bhd #	4,516,200	4,332,279
		19,565,964
Netherlands: 0.4%
OCI NV # *	190,147	4,640,432
	Number of Shares	Value
Norway: 3.0%
Leroy Seafood Group ASA #	628,454	$5,512,491
Mowi ASA #	857,181	21,835,966
Salmar ASA #	116,665	7,749,643
		35,098,100
Russia: 0.5%
PhosAgro PJSC (USD) (GDR) #	302,515	6,120,369
Singapore: 0.7%
Charoen Pokphand Indonesia Tbk PT (IDR) #	18,050,900	7,789,103
Switzerland: 0.8%
Bucher Industries AG #	16,732	8,770,184
Taiwan: 0.3%
Taiwan Fertilizer Co. Ltd. #	1,872,000	3,956,587
Thailand: 0.9%
Charoen Pokphand Foods PCL (NVDR) #	12,111,336	10,022,495
United Kingdom: 3.6%
CNH Industrial NV (USD)	1,972,739	32,984,196
Genus Plc #	136,142	9,337,339
		42,321,535
United States: 58.0%
AGCO Corp.	130,579	17,024,890
Archer-Daniels-Midland Co.	975,574	59,119,784
Balchem Corp.	59,466	7,805,507
Bunge Ltd.	262,861	20,542,587
CF Industries Holdings, Inc.	371,751	19,126,589
Corteva, Inc.	1,327,886	58,891,744
Darling Ingredients, Inc. *	245,889	16,597,507
Deere & Co.	276,507	97,526,784
Elanco Animal Health, Inc. *	689,014	23,901,896
FMC Corp.	246,001	26,617,308
IDEXX Laboratories, Inc. *	138,574	87,516,410
Mosaic Co.	715,393	22,828,191
Neogen Corp. *	172,632	7,947,977
Pilgrim’s Pride Corp. *	122,395	2,714,721
Sanderson Farms, Inc.	34,772	6,536,093
Toro Co.	204,359	22,454,967
Tractor Supply Co.	202,631	37,701,524
Tyson Foods, Inc.	607,079	44,778,147
Zoetis, Inc.	546,996	101,938,175
		681,570,801
Total Common Stocks (Cost: $966,675,218)		1,173,425,824

See Notes to Financial Statements

5

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $8,660,946)
Money Market Fund: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio	8,660,946	$8,660,946
Total Investments: 100.6% (Cost: $975,336,164)		1,182,086,770
Liabilities in excess of other assets: (0.6)%		(6,838,365)
NET ASSETS: 100.0%		$1,175,248,405

Definitions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $343,088,380 which represents 29.2% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $46,191,985.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.2%	$37,701,524
Consumer Staples	27.2	318,777,619
Health Care	26.4	310,244,900
Industrials	19.6	230,257,790
Materials	23.6	276,443,991
	100.0%	$1,173,425,824

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$17,798,275	$—	$17,798,275
Brazil	11,553,314	20,238,676	—	31,791,990
Canada	67,549,663	—	—	67,549,663
Chile	16,977,413	—	—	16,977,413
China	—	56,856,943	—	56,856,943
Denmark	—	13,167,048	—	13,167,048
Germany	—	86,156,908	—	86,156,908
Indonesia	—	1,858,227	—	1,858,227
Israel	9,735,088	—	—	9,735,088
Japan	—	51,678,699	—	51,678,699
Malaysia	9,966,969	9,598,995	—	19,565,964
Netherlands	—	4,640,432	—	4,640,432
Norway	—	35,098,100	—	35,098,100
Russia	—	6,120,369	—	6,120,369
Singapore	—	7,789,103	—	7,789,103
Switzerland	—	8,770,184	—	8,770,184
Taiwan	—	3,956,587	—	3,956,587
Thailand	—	10,022,495	—	10,022,495
United Kingdom	32,984,196	9,337,339	—	42,321,535
United States	681,570,801	—	—	681,570,801
Money Market Fund	8,660,946	—	—	8,660,946
Total Investments	$838,998,390	$343,088,380	$—	$1,182,086,770

See Notes to Financial Statements

7

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 12.9%
Evolution Mining Ltd. # ‡	86,300,613	$291,897,026
Gold Road Resources Ltd. # ‡	44,491,168	42,077,491
Newcrest Mining Ltd. #	37,986,850	721,143,559
Northern Star Resources Ltd. # ‡	58,762,662	432,020,428
OceanaGold Corp. (CAD) * † ‡	35,556,872	67,478,518
Perseus Mining Ltd. # * † ‡	61,945,321	67,890,765
Ramelius Resources Ltd. # † ‡	41,114,014	52,274,979
Regis Resources Ltd. # ‡	38,083,786	67,493,539
Resolute Mining Ltd. # * † ‡	55,754,933	21,167,353
Silver Lake Resources Ltd. # * ‡	44,526,247	55,522,417
St Barbara Ltd. # ‡	35,760,585	45,799,556
Westgold Resources Ltd. # * ‡	21,407,917	30,234,321
		1,894,999,952
Brazil: 6.0%
Wheaton Precious Metals Corp. (USD) †	20,143,813	887,737,839
Burkina Faso: 0.5%
IAMGOLD Corp. (USD) * ‡	24,065,131	70,992,136
Canada: 45.0%
Agnico Eagle Mines Ltd. (USD)	10,464,812	632,597,885
Alamos Gold, Inc. (USD) ‡	19,836,324	151,747,879
B2Gold Corp. (USD) † ‡	53,131,391	223,683,156
Barrick Gold Corp. (USD)	79,598,320	1,646,093,258
Dundee Precious Metals, Inc. ‡	9,191,330	55,743,268
Endeavour Silver Corp. (USD) * † ‡	8,484,771	51,926,798
Equinox Gold Corp. (USD) * † ‡	15,095,479	104,913,579
First Majestic Silver Corp. (USD) † ‡	12,689,492	200,620,869
Fortuna Silver Mines, Inc. (USD) * † ‡	9,359,934	51,947,634
Franco-Nevada Corp. (USD) †	8,550,035	1,240,353,577
K92 Mining, Inc. * † ‡	11,136,582	80,581,260
Kinross Gold Corp. (USD) ‡	63,700,154	404,495,978
Kirkland Lake Gold Ltd. † ‡	13,488,347	520,341,061
New Gold, Inc. (USD) * ‡	34,380,498	62,228,701
Osisko Gold Royalties Ltd. (USD) † ‡	8,457,909	115,873,353
Pan American Silver Corp. (USD) † ‡	10,620,800	303,436,256
	Number of Shares	Value
Canada (continued)
Pretium Resources, Inc. (USD) * † ‡	9,486,912	$90,694,879
Sandstorm Gold Ltd. (USD) * † ‡	9,861,776	77,809,413
Silvercorp Metals, Inc. (USD) † ‡	8,883,433	48,770,047
SSR Mining, Inc. (USD) † ‡	11,122,470	173,399,307
Torex Gold Resources, Inc. * † ‡	4,329,500	49,927,530
Victoria Gold Corp. * † ‡	3,152,179	46,965,762
Wesdome Gold Mines Ltd. * † ‡	7,054,611	66,996,871
Yamana Gold, Inc. (USD) † ‡	48,774,377	205,827,871
		6,606,976,192
China: 3.5%
Zhaojin Mining Industry Co. Ltd. (HKD) # † ‡	131,836,000	125,344,793
Zijin Mining Group Co. Ltd. (HKD) # ‡	289,822,000	388,830,892
		514,175,685
Egypt: 0.6%
Centamin Plc (GBP) # ‡	58,409,507	81,820,126
Kyrgyzstan: 0.8%
Centerra Gold, Inc. (CAD) ‡	14,985,385	113,875,856
Peru: 0.8%
Cia de Minas Buenaventura SAA (ADR) * ‡	12,814,558	115,971,750
South Africa: 3.8%
DRDGOLD Ltd. (ADR) † ‡	4,366,876	47,467,942
Gold Fields Ltd. (ADR) † ‡	44,836,420	399,044,138
Harmony Gold Mining Co. Ltd. (ADR) † ‡	31,115,308	116,060,099
		562,572,179
Tanzania: 2.7%
AngloGold Ashanti Ltd. (ADR) † ‡	21,078,501	391,638,549
Turkey: 0.6%
Eldorado Gold Corp. (USD) * † ‡	9,182,596	91,366,830
United Kingdom: 1.9%
Endeavour Mining Plc (CAD) † ‡	12,738,133	273,834,370
United States: 20.7%
Argonaut Gold, Inc. (CAD) * ‡	15,660,453	37,560,805
Coeur Mining, Inc. * ‡	12,986,027	115,315,920
GoGold Resources, Inc. (CAD) * ‡	13,915,696	34,612,246
Hecla Mining Co. ‡	27,049,384	201,247,417
Newmont Corp.	35,859,325	2,272,764,018

See Notes to Financial Statements

8

	Number of Shares	Value
United States (continued)
Royal Gold, Inc. ‡	3,313,667	$378,089,405
		3,039,589,811
Total Common Stocks (Cost: $12,649,498,844)		14,645,551,275

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $172,349,967)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	172,349,967	172,349,967
Total Investments: 101.0% (Cost: $12,821,848,811)		14,817,901,242
Liabilities in excess of other assets: (1.0)%		(152,131,642)
NET ASSETS: 100.0%		$14,665,769,600

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,423,517,245 which represents 16.5% of net assets.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
†	Security fully or partially on loan. Total market value of securities on loan is $318,945,380.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	94.0%	$13,752,990,009
Precious Metals & Minerals	0.2	34,612,246
Silver	5.8	857,949,020
	100.0%	$14,645,551,275

See Notes to Financial Statements

9

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended June 30, 2021:

	Value 12/31/2020	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2021
Alamos Gold, Inc.	$202,348,029	$15,787,340	$(42,725,560)	$6,909,168	$1,019,684	$(30,571,098)	$151,747,879
AngloGold Ashanti Ltd.	555,316,906	43,090,813	(123,712,676)	21,190,617	10,601,551	(104,247,111)	391,638,549
Argonaut Gold, Inc.	–	38,485,394	–	–	–	(924,589)	37,560,805
B2Gold Corp.	346,458,398	24,452,244	(67,207,907)	9,339,066	4,377,310	(89,358,645)	223,683,156
Centamin Plc	115,183,901	8,626,053	(23,386,252)	(5,467,700)	1,660,692	(13,135,876)	81,820,126
Centerra Gold, Inc.	201,525,211	12,832,933	(38,040,303)	7,739,253	1,229,726	(70,181,238)	113,875,856
Cia de Minas Buenaventura SAA	182,132,887	12,686,022	(36,534,608)	(5,988,637)	–	(36,323,914)	115,971,750
Coeur Mining, Inc.	148,558,290	17,650,223	(31,267,028)	8,093,075	–	(27,718,640)	115,315,920
DRDGOLD Ltd.	–(a)	4,642,543	(11,756,473)	(1,646,777)	1,159,705	(3,494,787)	47,467,942
Dundee Precious Metals, Inc.	76,514,526	6,059,913	(15,856,993)	3,288,634	538,973	(14,262,812)	55,743,268
Eldorado Gold Corp.	136,597,279	12,990,929	(27,322,619)	(4,411,395)	–	(26,487,364)	91,366,830
Endeavour Mining Plc	223,223,248	342,256,116	(296,055,892)	2,835,609	3,510,947	1,575,289	273,834,370
Endeavour Silver Corp.	–	51,656,524	(2,212,560)	139,153	–	2,343,681	51,926,798
Equinox Gold Corp.	147,360,355	32,917,509	(28,414,656)	(359,290)	–	(46,590,339)	104,913,579
Evolution Mining Ltd.	387,584,793	28,846,200	(76,618,509)	11,072,719	5,139,769	(58,988,177)	291,897,026
First Majestic Silver Corp.	175,080,394	40,914,600	(47,151,488)	20,109,180	48,649	11,668,182	200,620,868
Fortuna Silver Mines, Inc.	89,380,326	6,293,024	(17,985,561)	4,801,862	–	(30,542,017)	51,947,634
GoGold Resources, Inc.	–	34,285,815	–	–	–	326,431	34,612,246
Gold Fields Ltd.	482,218,188	42,731,669	(112,553,013)	30,473,838	11,063,346	(43,826,544)	399,044,138
Gold Road Resources Ltd.	52,987,929	4,278,181	(10,913,980)	(1,156,194)	489,653	(3,118,445)	42,077,491
Harmony Gold Mining Co. Ltd.	169,770,136	13,458,095	(37,072,185)	8,236,153	2,298,930	(38,332,100)	116,060,099
Hecla Mining Co.	202,636,786	19,498,012	(44,528,501)	16,904,511	542,620	6,736,609	201,247,417
IAMGOLD Corp.	102,400,153	7,893,671	(20,565,183)	(5,837,543)	–	(12,898,962)	70,992,136
K92 Mining, Inc.	77,080,191	7,292,236	(16,726,745)	(32,084)	–	12,967,662	80,581,260
Kinross Gold Corp.	543,900,033	44,663,900	(117,967,337)	21,436,160	3,899,701	(87,536,778)	404,495,978
Kirkland Lake Gold Ltd.	708,338,478	52,296,444	(182,353,050)	10,390,093	4,951,436	(68,330,904)	520,341,061
New Gold, Inc.	87,233,981	6,258,908	(15,999,778)	3,498,302	–	(18,762,712)	62,228,701
Northern Star Resources Ltd.	426,875,246	268,291,612	(112,821,454)	12,170,029	4,572,667	(162,495,005)	432,020,428
OceanaGold Corp.	80,010,444	6,493,746	(16,252,384)	(4,607,767)	–	1,834,479	67,478,518
Osisko Gold Royalties Ltd.	124,618,698	10,737,400	(25,708,119)	1,622,995	664,740	4,602,379	115,873,353
Pan American Silver Corp.	427,132,341	31,960,257	(91,970,302)	28,558,648	1,516,854	(92,244,688)	303,436,256
Perseus Mining Ltd.	72,435,336	5,732,563	(14,962,625)	1,723,504	–	2,961,987	67,890,765
Pretium Resources, Inc.	126,591,808	9,567,033	(26,868,502)	2,164,907	–	(20,760,367)	90,694,879
Ramelius Resources Ltd.	62,075,381	5,005,792	(12,592,914)	(1,132,729)	–	(1,080,551)	52,274,979
Regis Resources Ltd.	87,000,503	30,925,147	(16,909,033)	(4,417,999)	861,431	(29,105,079)	67,493,539

See Notes to Financial Statements

10

Transactions in securities of affiliates for the period ended June 30, 2021: (continued)

	Value 12/31/2020	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2021
Resolute Mining Ltd.	39,928,687	2,198,055	(7,189,199)	(6,582,037)	–	(7,188,153)	21,167,353
Royal Gold, Inc.	410,914,734	36,117,413	(93,817,926)	6,663,267	2,109,370	18,211,917	378,089,405
Sandstorm Gold Ltd.	81,219,860	7,439,331	(17,000,744)	1,748,940	–	4,402,026	77,809,413
Saracen Mineral Holdings Ltd.	239,553,823	1,779,704	(237,044,851)	78,380,941	370,196	(82,669,617)	–
Silver Lake Resources Ltd.	71,711,925	5,392,983	(14,713,390)	(448,239)	–	(6,420,862)	55,522,417
Silvercorp Metals, Inc.	69,022,757	5,125,708	(13,259,331)	(1,023,068)	105,611	(11,096,019)	48,770,047
SSR Mining, Inc.	259,911,253	18,009,672	(47,190,724)	8,734,540	1,131,173	(66,065,434)	173,399,307
St Barbara Ltd.	75,627,992	4,945,307	(14,777,275)	(6,766,672)	1,215,155	(13,229,796)	45,799,556
Teranga Gold Corp.	105,818,637	795,749	(76,654,819)	1,907,918	–	(31,867,485)	–
Torex Gold Resources, Inc.	75,473,469	5,528,197	(15,300,331)	(1,261,169)	–	(14,512,636)	49,927,530
Victoria Gold Corp.	–	47,384,989	–	–	–	(419,227)	46,965,762
Wesdome Gold Mines Ltd.	68,296,995	5,991,238	(12,810,628)	(1,841,805)	–	7,361,071	66,996,871
Westgold Resources Ltd.	50,723,137	3,242,558	(9,110,183)	(1,557,588)	–	(13,063,603)	30,234,321
Yamana Gold, Inc.	320,326,946	22,558,102	(57,705,987)	8,379,051	2,516,103	(87,730,241)	205,827,871
Zhaojin Mining Industry Co. Ltd.	183,114,692	12,180,309	(35,212,081)	(2,081,255)	999,109	(32,656,872)	125,344,793
Zijin Mining Group Co. Ltd.	382,742,128	37,257,875	(103,278,354)	59,000,205	5,159,326	13,109,038	388,830,892
	$9,254,957,210	$1,517,506,051	$(2,518,080,013)	$340,892,390	$73,754,427	$(1,410,137,936)	$7,244,861,138

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$67,478,518	$1,827,521,434	$—	$1,894,999,952
Brazil	887,737,839	—	—	887,737,839
Burkina Faso	70,992,136	—	—	70,992,136
Canada	6,606,976,192	—	—	6,606,976,192
China	—	514,175,685	—	514,175,685
Egypt	—	81,820,126	—	81,820,126
Kyrgyzstan	113,875,856	—	—	113,875,856
Peru	115,971,750	—	—	115,971,750
South Africa	562,572,179	—	—	562,572,179
Tanzania	391,638,549	—	—	391,638,549
Turkey	91,366,830	—	—	91,366,830
United Kingdom	273,834,370	—	—	273,834,370
United States	3,039,589,811	—	—	3,039,589,811
Money Market Fund	172,349,967	—	—	172,349,967
Total Investments	$12,394,383,997	$2,423,517,245	$—	$14,817,901,242

See Notes to Financial Statements

11

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 15.8%
Alkane Resources Ltd. # * †	24,126,078	$20,840,333
Aurelia Metals Ltd. # †	60,172,827	18,536,334
Australian Strategic Materials Ltd. # *	1	6
Bellevue Gold Ltd. # * †	34,195,590	24,406,699
Dacian Gold Ltd. # * †	39,062,168	7,627,205
De Grey Mining Ltd. # *	55,391,475	51,261,154
Evolution Mining Ltd. #	71,251,684	240,996,605
Gold Road Resources Ltd. #	43,456,305	41,098,770
OceanaGold Corp. (CAD) * †	31,829,979	60,405,758
Perseus Mining Ltd. # *	59,781,575	65,519,345
Ramelius Resources Ltd. #	37,287,661	47,409,910
Red 5 Ltd. # * †	90,890,210	12,988,351
Regis Resources Ltd. # †	37,205,504	65,937,014
Resolute Mining Ltd. # * †	39,547,435	15,014,178
Silver Lake Resources Ltd. # *	39,864,575	49,709,502
Silver Mines Ltd. # * † ‡	66,788,181	12,541,327
St Barbara Ltd. #	30,762,448	39,398,306
West African Resources Ltd. # * †	36,822,889	27,511,432
Westgold Resources Ltd. # *	16,181,332	22,852,834
		824,055,063
Burkina Faso: 1.2%
IAMGOLD Corp. (USD) * †	21,269,071	62,743,759
Canada: 55.2%
Alamos Gold, Inc. (USD) †	18,220,039	139,383,298
Alexco Resource Corp. (USD) * ‡	7,774,137	19,435,343
Americas Gold & Silver Corp. (USD) * †	6,409,950	9,743,124
B2Gold Corp. (USD) †	41,965,748	176,675,799
Calibre Mining Corp. * †	10,210,673	13,605,435
Discovery Silver Corp. * †	12,045,794	20,622,695
Dundee Precious Metals, Inc.	6,196,782	37,582,034
Endeavour Silver Corp. (USD) * ‡	9,373,629	57,366,610
Equinox Gold Corp. (USD) * †	12,987,282	90,261,610
First Majestic Silver Corp. (USD) † ‡	13,156,587	208,005,641
Fortuna Silver Mines, Inc. (USD) * † ‡	9,518,797	52,829,323
Freegold Ventures Ltd. * †	14,909,644	7,946,673
Galiano Gold, Inc. (USD) * †	9,482,195	10,335,593
	Number of Shares	Value
Canada (continued)
Gold Royalty Corp. (USD) *	1,226,973	$6,564,306
Gold Standard Ventures Corp. (USD) * †	13,216,736	7,401,372
GoldMining, Inc. (USD) * † ‡	8,210,501	11,823,121
Gran Colombia Gold Corp. †	4,738,568	19,516,028
Great Bear Resources Ltd. * †	2,402,497	29,509,795
Great Panther Mining Ltd. (USD) * † ‡	19,582,137	12,236,877
i-80 Gold Corp. * †	3,469,269	7,032,113
Jaguar Mining, Inc. †	1,699,427	7,342,271
K92 Mining, Inc. *	10,038,663	72,637,019
Karora Resources, Inc. * † ‡	7,840,087	25,262,010
Liberty Gold Corp. * †	12,062,969	14,612,334
Lundin Gold, Inc. * †	5,720,393	48,089,551
MAG Silver Corp. (USD) * †	4,345,160	90,900,747
Marathon Gold Corp. * †	11,249,843	29,253,408
Maverix Metals, Inc. (USD) †	2,971,513	16,016,455
McEwen Mining, Inc. (USD) * †	22,115,448	30,519,318
Metalla Royalty & Streaming Ltd. (USD) * † ‡	2,188,188	18,730,889
New Found Gold Corp. * †	3,020,467	29,294,847
New Gold, Inc. (USD) * †	32,766,512	59,307,387
New Pacific Metals Corp. * †	4,969,953	23,920,633
Novagold Resources, Inc. (USD) *	10,507,426	84,164,482
Novo Resources Corp. * †	10,224,745	17,257,302
Orla Mining Ltd. * †	7,817,713	32,323,904
Osisko Gold Royalties Ltd. (USD) †	5,700,641	78,098,782
Osisko Mining, Inc. * †	14,846,884	37,048,269
Pan American Silver Corp. (USD)	10,123,306	289,222,852
Pretium Resources, Inc. (USD) *	8,608,279	82,295,147
Pure Gold Mining, Inc. * †	15,507,236	19,034,966
Roxgold, Inc. *	15,853,485	24,196,953
Sabina Gold & Silver Corp. * †	13,692,403	19,350,485
Sandstorm Gold Ltd. (USD) * † ‡	10,090,227	79,611,891
Seabridge Gold, Inc. (USD) * †	3,704,698	65,017,450
Silvercorp Metals, Inc. (USD) † ‡	9,087,898	49,892,560

See Notes to Financial Statements

12

	Number of Shares	Value
Canada (continued)
SilverCrest Metals, Inc. (USD) * †	6,864,181	$59,924,300
Skeena Resources Ltd. * †	2,463,831	25,865,948
SSR Mining, Inc. (USD) †	9,801,601	152,806,960
Sulliden Mining Capital, Inc. *	1,694,754	153,969
Torex Gold Resources, Inc. *	3,625,791	41,812,400
Victoria Gold Corp. * †	2,309,984	34,417,512
Wallbridge Mining Co. Ltd. * †	34,283,028	14,673,346
Wesdome Gold Mines Ltd. * † ‡	7,301,515	69,341,691
Yamana Gold, Inc. (USD) ‡	49,906,727	210,606,388
		2,890,881,216
China: 1.0%
Real Gold Mining Ltd. (HKD) # * ∞	19,287,400	2
Zhaojin Mining Industry Co. Ltd. (HKD) #	55,169,000	52,452,645
		52,452,647
Egypt: 1.3%
Centamin Plc (GBP) #	48,915,153	68,520,420
Indonesia: 2.9%
Merdeka Copper Gold Tbk PT # *	740,246,000	150,490,501
Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. Plc (USD)	441,257	5,339,210
Kyrgyzstan: 1.3%
Centerra Gold, Inc. (CAD) †	8,880,799	67,486,327
Mexico: 1.9%
Industrias Penoles SAB de CV *	7,236,286	100,004,342
Peru: 2.6%
Cia de Minas Buenaventura SAA (ADR) *	11,143,442	100,848,150
Hochschild Mining Plc (GBP) #	17,201,635	36,499,066
		137,347,216
Russia: 0.9%
Petropavlovsk Plc (GBP) # * †	146,451,101	47,971,695
South Africa: 2.2%
DRDGOLD Ltd. (ADR) †	2,234,078	24,284,428
Harmony Gold Mining Co. Ltd. (ADR) †	23,516,236	87,715,560
		111,999,988
	Number of Shares	Value
Turkey: 2.2%
Eldorado Gold Corp. (USD) * †	8,071,688	$80,313,296
Koza Altin Isletmeleri AS # *	2,686,752	36,240,810
		116,554,106
United Kingdom: 4.5%
Endeavour Mining Plc (CAD)	8,444,362	181,530,257
Greatland Gold Plc # * ‡	217,833,602	52,956,402
		234,486,659
United States: 6.7%
Argonaut Gold, Inc. (CAD) * †	14,563,207	34,929,116
Aura Minerals, Inc. (BRL) (BDR)	1,833,758	25,106,206
Coeur Mining, Inc. *	10,872,947	96,551,769
Gatos Silver, Inc. * †	1,151,231	20,135,030
Gold Resource Corp. ‡	3,889,950	10,036,071
Golden Star Resources Ltd. * †	3,268,327	9,249,366
Hecla Mining Co.	21,056,955	156,663,745
		352,671,303
Total Common Stocks (Cost: $5,016,825,490)		5,223,004,452

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.6% (Cost: $189,165,954)
Money Market Fund: 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio	189,165,954	189,165,954
Total Investments: 103.4% (Cost: $5,205,991,444)		5,412,170,406
Liabilities in excess of other assets: (3.4)%		(177,373,690)
NET ASSETS: 100.0%		$5,234,796,716

See Notes to Financial Statements

13

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $298,538,485.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,208,780,846 which represents 23.1% of net assets.
*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Diversified Metals & Mining	4.6%	$232,200,393
Environmental & Facilities Services	0.4	19,435,343
Gold	73.3	3,834,374,686
Precious Metals & Minerals	3.4	178,813,500
Silver	18.3	958,180,530
	100.0%	$5,223,004,452

See Notes to Financial Statements

14

Transactions in securities of affiliates for the period ended June 30, 2021:

	Value 12/31/2020	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2021
Alexco Resource Corp.	$23,466,863	$2,576,819	$(1,681,638)	$763,502	$–	$(5,690,203)	$19,435,343
Argonaut Gold, Inc.	32,376,438	2,724,354	(4,100,917)	278,696	–	3,650,545	–(a)
Endeavour Silver Corp.	45,123,019	7,237,545	(3,884,906)	1,676,815	–	7,214,137	57,366,610
First Majestic Silver Corp.	–(b)	71,937,810	(13,184,131)	6,835,373	43,879	13,936,465	208,005,641
Fortuna Silver Mines, Inc.	76,799,832	6,644,883	(5,610,950)	2,298,600	–	(27,303,042)	52,829,323
Freegold Ventures Ltd.	8,326,263	1,504,823	(536,673)	(162,150)	–	(1,185,590)	–(a)
Gold Resource Corp.	10,463,080	1,977,372	(1,096,434)	(276,978)	88,075	(1,030,969)	10,036,071
GoldMining, Inc.	18,351,915	18,946,962	(206,093)	(20,724)	–	(25,248,938)	11,823,122
Great Panther Mining Ltd.	17,099,397	1,081,061	(1,544,496)	364,612	–	(4,763,697)	12,236,877
Greatland Gold Plc	111,017,621	6,021,653	(7,187,642)	(761,324)	–	(56,133,906)	52,956,402
Karora Resources, Inc.	–(b)	5,447,634	(1,503,378)	521,890	–	1,600,850	25,262,010
Metalla Royalty & Streaming Ltd.	26,786,699	6,944,657	(5,976,832)	(1,376,885)	–	(7,646,750)	18,730,889
Pan American Silver Corp.	371,133,447	26,019,318	(43,288,662)	9,632,178	1,473,538	(74,273,429)	–(a)
Sabina Gold & Silver Corp.	43,570,859	2,689,080	(8,256,116)	(2,844,523)	–	(15,808,815)	–(a)
Sandstorm Gold Ltd.	70,654,435	7,534,898	(5,438,472)	1,605,411	–	5,255,619	79,611,891
Silver Mines Ltd.	–	12,725,052	(205,238)	33,074	–	(11,561)	12,541,327
Silvercorp Metals, Inc.	59,975,000	4,759,141	(4,551,982)	2,422,906	110,409	(12,712,505)	49,892,560
Wesdome Gold Mines Ltd.	–(b)	9,218,576	(4,114,439)	2,061,322	–	6,147,363	69,341,691
Yamana Gold, Inc.	275,275,800	25,126,084	(18,610,485)	7,253,079	2,573,270	(78,438,090)	210,606,388
	$1,190,420,668	$221,117,722	$(130,979,484)	$30,304,874	$4,289,171	$(272,442,516)	$890,676,145

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

See Notes to Financial Statements

15

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$60,405,758	$763,649,305	$—	$824,055,063
Burkina Faso	62,743,759	—	—	62,743,759
Canada	2,890,881,216	—	—	2,890,881,216
China	—	52,452,645	2	52,452,647
Egypt	—	68,520,420	—	68,520,420
Indonesia	—	150,490,501	—	150,490,501
Jersey, Channel Islands	5,339,210	—	—	5,339,210
Kyrgyzstan	67,486,327	—	—	67,486,327
Mexico	100,004,342	—	—	100,004,342
Peru	100,848,150	36,499,066	—	137,347,216
Russia	—	47,971,695	—	47,971,695
South Africa	111,999,988	—	—	111,999,988
Turkey	80,313,296	36,240,810	—	116,554,106
United Kingdom	181,530,257	52,956,402	—	234,486,659
United States	352,671,303	—	—	352,671,303
Money Market Fund	189,165,954	—	—	189,165,954
Total Investments	$4,203,389,560	$1,208,780,844	$2	$5,412,170,406

See Notes to Financial Statements

16

VANECK VECTORS LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.6%
Austria: 0.8%
Verbund AG #	28,012	$2,580,819
Brazil: 0.8%
Centrais Eletricas Brasileiras SA (ADR) †	167,090	1,445,329
Cia Energetica de Minas Gerais (ADR) †	477,801	1,137,166
		2,582,495
Canada: 3.7%
Ballard Power Systems, Inc. (USD) * †	117,182	2,123,338
Boralex, Inc.	38,888	1,185,514
Brookfield Renewable Corp. (USD)	46,369	1,944,716
Canadian Solar, Inc. (USD) * †	17,950	804,878
Innergex Renewable Energy, Inc. †	46,197	803,961
Northland Power, Inc. †	112,324	3,836,051
TransAlta Renewables, Inc. †	53,227	895,355
		11,593,813
Chile: 1.1%
Enel Americas SA (ADR) †	374,457	2,703,580
Enel Chile SA (ADR) †	248,317	732,535
		3,436,115
China: 20.3%
BYD Co. Ltd. (HKD) # †	313,500	9,408,226
China Everbright Environment Group Ltd. (HKD) #	1,746,000	989,244
China Longyuan Power Group Corp. Ltd. (HKD) #	933,000	1,606,035
Daqo New Energy Corp. (ADR) *	26,026	1,692,211
GCL-Poly Energy Holdings Ltd. (HKD) # *	14,269,000	2,762,141
Li Auto, Inc. (ADR) * †	289,899	10,129,071
NIO, Inc. (ADR) *	407,823	21,696,184
Xinyi Solar Holdings Ltd. (HKD) # †	2,504,000	5,388,589
XPeng, Inc. (ADR) * †	216,138	9,600,850
		63,272,551
Denmark: 9.7%
Orsted A/S 144A #	77,557	10,887,221
Rockwool International #	3,705	1,804,618
Vestas Wind Systems A/S #	447,709	17,494,844
		30,186,683
France: 0.3%
Neoen SA 144A # * †	17,590	790,987
	Number of Shares	Value
Germany: 1.7%
Encavis AG #	35,205	$666,087
Nordex SE # *	38,619	939,806
Siemens Gamesa Renewable Energy SA # *	112,081	3,747,754
		5,353,647
Ireland: 2.1%
Kingspan Group Plc #	70,483	6,662,421
Italy: 6.0%
Enel SpA #	1,933,881	17,973,582
ERG SpA #	27,733	822,657
		18,796,239
Japan: 0.3%
Horiba Ltd. # †	14,584	947,403
New Zealand: 1.8%
Contact Energy Ltd. #	336,688	1,949,605
Mercury NZ Ltd. #	319,264	1,487,364
Meridian Energy Ltd. #	536,570	1,999,870
		5,436,839
Norway: 0.9%
NEL ASA # * †	726,652	1,697,709
Scatec Solar ASA 144A #	45,152	1,197,375
		2,895,084
Portugal: 0.9%
EDP Renovaveis SA	119,741	2,774,698
South Korea: 5.2%
Hanwha Solutions Corp. # *	51,504	2,034,085
Samsung SDI Co. Ltd. #	22,630	14,011,087
		16,045,172
Spain: 7.0%
Acciona SA # * †	12,309	1,859,241
Atlantica Sustainable
Infrastructure Plc (USD)	24,837	924,433
Iberdrola SA # *	1,564,763	19,084,166
		21,867,840
Sweden: 2.4%
Nibe Industrier AB #	711,220	7,499,618
Switzerland: 1.6%
Landis+Gyr Group AG #	10,667	745,727
VAT Group AG 144A #	12,565	4,182,673
		4,928,400
Taiwan: 0.4%
Simplo Technology Co. Ltd. # *	85,000	1,094,597
Thailand: 0.6%
Energy Absolute PCL (NVDR)	892,700	1,701,508
United Kingdom: 1.8%
Ceres Power Holdings Plc # *	58,859	860,389
ITM Power Plc # * †	189,457	1,194,328

See Notes to Financial Statements

17

VANECK VECTORS LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United Kingdom (continued)
Johnson Matthey Plc #	81,061	$3,446,656
		5,501,373
United States: 31.2%
Badger Meter, Inc.	9,602	942,148
Bloom Energy Corp. * †	54,804	1,472,583
EnerSys	15,804	1,544,525
Enphase Energy, Inc. *	50,071	9,194,538
First Solar, Inc. *	34,987	3,166,673
Fisker, Inc. *	66,600	1,284,048
FuelCell Energy, Inc. * †	149,519	1,330,719
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	29,813	1,674,000
Installed Building Products, Inc.	7,404	905,953
NextEra Energy, Inc.	320,779	23,506,685
Nikola Corp. *	109,976	1,986,166
Ormat Technologies, Inc.	13,120	912,234
Owens Corning	37,503	3,671,544
Plug Power, Inc. * †	212,535	7,266,572
Renewable Energy Group, Inc. *	14,973	933,417
	Number of Shares	Value
United States (continued)
SolarEdge Technologies, Inc. *	19,956	$5,515,240
Sunnova Energy International, Inc. * †	37,966	1,429,800
Sunrun, Inc. * †	55,927	3,119,608
Tesla, Inc. *	38,813	26,381,196
Workhorse Group, Inc. * †	57,774	958,471
		97,196,120
Total Common Stocks (Cost: $262,809,095)		313,144,422

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4% (Cost: $7,426,842)
Money Market Fund: 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio	7,426,842	7,426,842
Total Investments: 103.0% (Cost: $270,235,937)		320,571,264
Liabilities in excess of other assets: (3.0)%		(9,279,284)
NET ASSETS: 100.0%		$311,291,980

Definitions:
ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $149,816,924 which represents 48.1% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $55,384,063.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $17,058,256, or 5.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	25.7%	$80,363,999
Energy	0.3	933,417
Financials	0.5	1,674,000
Industrials	22.2	69,588,458
Information Technology	14.8	46,265,232
Materials	1.7	5,480,742
Utilities	34.8	108,838,574
	100.0%	$313,144,422

See Notes to Financial Statements

18

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$2,580,819	$—	$2,580,819
Brazil	2,582,495	—	—	2,582,495
Canada	11,593,813	—	—	11,593,813
Chile	3,436,115	—	—	3,436,115
China	43,118,316	20,154,235	—	63,272,551
Denmark	—	30,186,683	—	30,186,683
France	—	790,987	—	790,987
Germany	—	5,353,647	—	5,353,647
Ireland	—	6,662,421	—	6,662,421
Italy	—	18,796,239	—	18,796,239
Japan	—	947,403	—	947,403
New Zealand	—	5,436,839	—	5,436,839
Norway	—	2,895,084	—	2,895,084
Portugal	2,774,698	—	—	2,774,698
South Korea	—	16,045,172	—	16,045,172
Spain	924,433	20,943,407	—	21,867,840
Sweden	—	7,499,618	—	7,499,618
Switzerland	—	4,928,400	—	4,928,400
Taiwan	—	1,094,597	—	1,094,597
Thailand	1,701,508	—	—	1,701,508
United Kingdom	—	5,501,373	—	5,501,373
United States	97,196,120	—	—	97,196,120
Money Market Fund	7,426,842	—	—	7,426,842
Total Investments	$170,754,340	$149,816,924	$—	$320,571,264

See Notes to Financial Statements

19

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Argentina: 0.0%
Cresud SACIF y A (ADR) *	2,816	$16,840
Australia: 6.5%
AGL Energy Ltd. # †	4,524	27,824
Alumina Ltd. #	30,673	37,801
Ampol Ltd. #	1,821	38,584
APA Group # †	9,018	60,238
Bega Cheese Ltd. #	22,279	98,538
BHP Group Ltd. #	38,444	1,400,097
BlueScope Steel Ltd. #	6,574	108,138
Costa Group Holdings Ltd. # *	34,939	86,818
Elders Ltd. #	11,769	102,065
Evolution Mining Ltd. #	25,699	86,922
Fortescue Metals Group Ltd. #	21,698	379,445
Glencore Plc (GBP) #	76,375	327,370
GrainCorp Ltd. #	18,134	70,277
Newcrest Mining Ltd. #	12,281	233,143
Northern Star Resources Ltd. #	17,499	128,652
Nufarm Ltd./Australia # *	25,276	86,864
Oil Search Ltd. #	14,134	40,422
Origin Energy Ltd. #	13,460	45,506
OZ Minerals Ltd. # †	4,330	72,873
Rio Tinto Plc (GBP) #	14,093	1,162,349
Santos Ltd. #	14,328	76,185
South32 Ltd. #	62,390	136,966
Woodside Petroleum Ltd. #	7,354	122,587
		4,929,664
Austria: 0.3%
Mayr Melnhof Karton AG	125	26,625
OMV AG #	1,101	62,839
Verbund AG #	702	64,677
Voestalpine AG # *	1,631	66,536
		220,677
Brazil: 3.7%
Adecoagro SA (USD) *	9,335	93,723
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,013	14,896
Cia Siderurgica Nacional SA (ADR) †	8,329	73,129
Cosan SA	6,550	31,276
Gerdau SA (ADR)	13,759	81,178
Klabin SA *	16,200	85,038
Minerva SA	21,350	39,868
Petroleo Brasileiro SA (ADR)	14,220	173,911
SLC Agricola SA	6,800	69,547
Suzano SA *	10,350	123,366
Vale SA (ADR)	44,826	1,022,481
Wheaton Precious Metals Corp. (USD)	6,760	297,913
	Number of Shares	Value
Brazil (continued)
Yara International ASA (NOK) #	13,597	$716,897
		2,823,223
British Virgin Islands: 0.1%
JAPFA LTD (SGD) #	44,900	27,589
Lee & Man Paper Manufacturing Ltd. (HKD) #	17,600	13,393
Nine Dragons Paper Holdings Ltd. (HKD) #	25,057	32,123
		73,105
Burkina Faso: 0.0%
IAMGOLD Corp. (CAD) * †	7,149	21,072
Canada: 9.6%
Agnico Eagle Mines Ltd. (USD)	3,655	220,945
Alamos Gold, Inc. †	5,907	45,174
Algonquin Power & Utilities Corp. †	3,526	52,592
B2Gold Corp.	15,809	66,387
Barrick Gold Corp. (USD)	26,745	553,087
Boralex, Inc.	490	14,938
Cameco Corp. (USD)	5,179	99,333
Canadian Natural Resources Ltd. (USD) †	9,060	328,697
Canadian Solar, Inc. (USD) * †	272	12,196
Canadian Utilities Ltd. †	1,527	42,420
Canfor Corp. *	876	20,062
Cenovus Energy, Inc.	9,559	91,553
Enbridge, Inc. (USD) †	15,480	619,819
Equinox Gold Corp. * †	3,833	26,651
First Majestic Silver Corp. †	2,946	46,582
Franco-Nevada Corp.	2,872	417,220
Innergex Renewable Energy, Inc. †	700	12,182
Ivanhoe Mines Ltd. *	7,246	52,372
Kinross Gold Corp. (USD)	18,925	120,174
Kirkland Lake Gold Ltd.	4,016	154,926
Lundin Gold, Inc. *	971	8,163
Methanex Corp. †	359	11,913
Novagold Resources, Inc. (USD) *	3,638	29,140
Nutrien Ltd. (USD)	45,115	2,734,420
Osisko Gold Royalties Ltd.	2,240	30,734
Pan American Silver Corp. (USD)	3,162	90,338
Pembina Pipeline Corp. †	4,203	133,696
Pretium Resources, Inc. *	2,824	27,047
SSR Mining, Inc. (USD)	3,294	51,353
Stella-Jones, Inc.	960	34,600
Suncor Energy, Inc. (USD)	11,656	279,394

See Notes to Financial Statements

20

	Number of Shares	Value
Canada (continued)
Sundial Growers, Inc. (USD) * †	145,906	$138,465
TC Energy Corp. (USD)	7,475	370,162
Teck Resources Ltd. (USD)	6,079	140,060
TransAlta Renewables, Inc. †	629	10,581
Village Farms International, Inc. * †	4,995	53,609
West Fraser Timber Co. Ltd.	1,515	108,875
Yamana Gold, Inc. (USD)	14,503	61,203
		7,311,063
Chile: 0.9%
Empresas CMPC SA	16,039	38,550
Lundin Mining Corp. (CAD)	8,359	75,469
Sociedad Quimica y Minera de Chile SA (ADR)	11,316	535,586
		649,605
China: 2.2%
Aluminum Corp. of China Ltd. (HKD) # *	51,400	30,467
Angang Steel Co. Ltd. (HKD) # †	18,240	11,545
Beijing Enterprises Water Group Ltd. (HKD) # †	27,100	10,266
China Coal Energy Co. Ltd. (HKD) #	15,700	9,349
China Gas Holdings Ltd. (HKD) #	20,300	61,828
China Hongqiao Group Ltd. (HKD) #	29,100	39,397
China Longyuan Power Group Corp. Ltd. (HKD) #	19,729	33,961
China Molybdenum Co. Ltd. (HKD) # †	48,700	28,852
China Petroleum & Chemical Corp. (HKD) #	194,627	98,901
China Shenhua Energy Co. Ltd. (HKD) #	25,891	50,705
ENN Energy Holdings Ltd. (HKD) #	5,800	110,211
Guangdong Investment Ltd. (HKD) #	17,200	24,700
Jiangxi Copper Co. Ltd. (HKD) #	13,800	28,177
Kunlun Energy Co. Ltd. (HKD) #	29,700	27,336
Maanshan Iron & Steel Co. Ltd. (HKD) #	11,700	5,072
	Number of Shares	Value
China (continued)
PetroChina Co. Ltd. (HKD) #	162,040	$79,337
Shandong Chenming Paper Holdings Ltd. (HKD) # †	5,700	3,550
Shandong Gold Mining Co. Ltd. (HKD) 144A # †	10,300	18,205
Sinofert Holdings Ltd. (HKD) # * †	139,000	20,043
Wilmar International Ltd. (SGD) #	225,264	755,535
Xinyi Solar Holdings Ltd. (HKD) # †	24,000	51,648
Yanzhou Coal Mining Co. Ltd. (HKD) # †	12,000	16,111
Zhaojin Mining Industry Co. Ltd. (HKD) #	17,400	16,543
Zijin Mining Group Co. Ltd. (HKD) #	86,761	116,400
		1,648,139
Cyprus: 0.1%
Novolipetsk Steel PJSC (USD) (GDR) #	1,642	51,760
Denmark: 0.9%
Bakkafrost P/F (NOK) #	3,936	325,429
Orsted A/S 144A #	1,114	156,380
Vestas Wind Systems A/S #	5,949	232,465
		714,274
Egypt: 0.0%
Centamin Plc (GBP) #	17,386	24,354
Finland: 0.5%
Metsa Board Oyj #	2,587	26,615
Neste Oyj #	3,292	201,964
Stora Enso Oyj #	8,929	163,072
		391,651
France: 1.4%
Neoen SA 144A # * †	252	11,332
Suez SA # * †	2,406	57,249
SunPower Corp. (USD) *	472	13,792
TotalEnergies SE # * †	19,094	865,102
Veolia Environnement SA #	3,141	94,967
Voltalia SA # *	163	4,353
		1,046,795
Germany: 0.8%
E.ON SE #	13,225	153,028
Encavis AG #	538	10,179
K+S AG # *	15,166	206,767
Nordex SE # *	429	10,440
Siemens Energy AG # *	3,054	92,008
Siemens Gamesa Renewable Energy SA # *	1,324	44,272

See Notes to Financial Statements

21

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Germany (continued)
Suedzucker AG #	5,015	$80,331
VERBIO Vereinigte BioEnergie AG #	186	9,418
		606,443
Greece: 0.0%
Terna Energy SA #	280	3,951
Hong Kong: 0.4%
Astra Agro Lestari Tbk PT (IDR) #	30,500	16,004
CP Pokphand Co. Ltd. #	495,000	54,162
Hong Kong & China Gas Co. Ltd. #	80,105	124,356
Power Assets Holdings Ltd. #	10,500	64,416
United Tractors Tbk PT (IDR) #	11,400	15,949
		274,887
Hungary: 0.0%
MOL Hungarian Oil & Gas Plc # *	3,820	30,434
India: 0.9%
Reliance Industries Ltd. (USD) 144A (GDR)	12,355	699,293
Indonesia: 0.2%
Golden Agri-Resources Ltd. (SGD) #	422,419	72,422
Indah Kiat Pulp & Paper Tbk PT #	37,500	19,300
Merdeka Copper Gold Tbk PT # *	148,200	30,129
Pabrik Kertas Tjiwi Kimia Tbk PT #	18,200	9,801
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	221,700	15,686
		147,338
Ireland: 0.3%
Smurfit Kappa Group Plc (GBP) #	3,762	204,398
Israel: 0.5%
Energix-Renewable Energies Ltd. #	1,309	5,025
ICL Group Ltd. #	54,968	373,173
		378,198
Italy: 0.4%
Eni SpA #	19,290	235,204
ERG SpA #	328	9,730
Snam SpA #	16,182	93,621
		338,555
Japan: 5.1%
Chubu Electric Power Co., Inc. #	5,500	67,354
Daio Paper Corp. #	1,900	31,481
ENEOS Holdings, Inc. #	23,500	98,577
	Number of Shares	Value
Japan (continued)
Hitachi Metals Ltd. # * †	2,617	$50,058
Hokuto Corp. #	2,000	34,611
Idemitsu Kosan Co. Ltd. #	1,700	41,112
Inpex Corp. # †	8,300	62,179
JFE Holdings, Inc. #	7,564	88,824
Kubota Corp. # †	91,000	1,842,644
Kumiai Chemical Industry Co. Ltd. #	7,800	59,893
Kurita Water Industries Ltd. #	665	31,996
Maruha Nichiro Corp. #	3,536	75,364
NH Foods Ltd. #	8,200	319,055
Nippon Steel Corp. #	12,400	209,860
Nippon Suisan Kaisha Ltd. #	22,014	105,079
Nisshin Seifun Group, Inc. #	19,750	289,821
Oji Holdings Corp. #	13,876	79,817
Rengo Co. Ltd. #	3,570	29,783
Sakata Seed Corp. #	2,900	95,295
Sumitomo Forestry Co. Ltd. # †	2,483	45,496
Sumitomo Metal Mining Co. Ltd. #	3,600	140,139
Tokyo Gas Co. Ltd. #	3,100	58,526
		3,856,964
Kazakhstan: 0.1%
NAC Kazatomprom JSC (USD) (GDR) *	3,385	98,165
Kyrgyzstan: 0.0%
Centerra Gold, Inc. (CAD)	3,293	25,024
Liechtenstein: 0.1%
Antofagasta Plc (GBP) #	4,503	89,426
Luxembourg: 0.4%
ArcelorMittal SA #	9,211	283,616
Malaysia: 0.8%
Genting Plantations Bhd	17,751	30,529
HAP Seng Consolidated Bhd #	51,300	96,455
IOI Corp. Bhd #	139,394	126,274
Kuala Lumpur Kepong Bhd	24,878	122,008
Petronas Dagangan Bhd #	1,200	5,379
PPB Group Bhd	42,800	188,664
Press Metal Aluminium Holdings Bhd #	43,200	49,765
		619,074
Mexico: 0.7%
Fresnillo Plc (GBP) #	2,771	29,590
Gruma SAB de CV	16,270	182,071
Grupo Mexico SAB de CV	40,664	191,490

See Notes to Financial Statements

22

	Number of Shares	Value
Mexico (continued)
Industrias Penoles SAB de CV *	1,882	$26,009
Southern Copper Corp. (USD)	1,110	71,395
		500,555
Netherlands: 1.1%
OCI NV # *	6,011	146,695
Royal Dutch Shell Plc (GBP) #	28,325	549,132
Tenaris SA (ADR)	3,081	67,474
Ternium SA (ADR)	2,562	98,534
		861,835
Norway: 1.6%
Equinor ASA #	8,216	174,021
Mowi ASA #	35,647	908,077
Norsk Hydro ASA #	17,821	113,842
		1,195,940
Peru: 0.0%
Cia de Minas Buenaventura SAA (ADR) *	3,205	29,005
Poland: 0.2%
KGHM Polska Miedz SA #	1,775	87,473
Polski Koncern Naftowy ORLEN SA #	2,223	44,890
Polskie Gornictwo Naftowe i Gazownictwo SA #	12,365	21,670
		154,033
Portugal: 0.1%
EDP Renovaveis SA	1,285	29,776
Galp Energia SGPS SA #	3,301	35,895
Navigator Co. SA/The # †	3,243	11,109
		76,780
Russia: 2.5%
Evraz Plc (GBP) #	6,853	56,148
Gazprom PJSC (ADR) #	46,137	352,193
Lukoil PJSC (ADR) #	2,912	270,270
MMC Norilsk Nickel PJSC (ADR) #	7,848	267,767
Novatek PJSC (USD) (GDR) #	1,439	315,766
PhosAgro PJSC (USD) (GDR) #	10,774	217,975
Polymetal International Plc (GBP) #	5,393	115,981
Polyus PJSC (USD) (GDR) #	13	1,259
Rosneft Oil Co. PJSC (USD) (GDR) #	810	6,282
Severstal PAO (USD) (GDR) #	2,475	53,269
Surgutneftegas PJSC (ADR) #	27,304	135,626
Tatneft PJSC (ADR) #	1,970	86,124
		1,878,660
	Number of Shares	Value
Saudi Arabia: 0.0%
S-Oil Corp. (KRW) #	318	$28,957
Singapore: 0.4%
Charoen Pokphand Indonesia Tbk PT (IDR) #	571,700	246,693
Olam International Ltd. # †	55,400	66,047
		312,740
South Africa: 1.9%
Anglo American Platinum Ltd. #	838	96,792
Anglo American Plc (GBP) #	16,544	657,474
Gold Fields Ltd. (ADR)	13,286	118,245
Harmony Gold Mining Co. Ltd. (ADR)	8,061	30,067
Impala Platinum Holdings Ltd. #	11,849	194,903
Kumba Iron Ore Ltd. # †	715	31,954
Northam Platinum Ltd. # *	4,294	64,870
Sasol Ltd. # *	4,413	67,234
Sibanye Stillwater Ltd. #	41,333	172,266
		1,433,805
South Korea: 0.9%
Coway Co. Ltd. #	152	10,606
Hyundai Steel Co. #	1,115	53,231
Korea Zinc Co. Ltd. #	165	63,273
POSCO #	1,047	323,575
SK Innovation Co. Ltd. # *	403	105,670
SK, Inc. #	360	90,233
		646,588
Spain: 0.3%
Atlantica Sustainable Infrastructure Plc (USD) †	352	13,101
Enagas SA # †	1,902	43,966
Repsol SA # * †	11,024	138,508
		195,575
Sweden: 0.6%
BillerudKorsnas AB #	2,672	53,089
Boliden AB #	3,569	137,429
Holmen AB #	1,351	61,067
Lundin Energy AB # †	1,246	44,205
SSAB AB # *	7,955	34,870
Svenska Cellulosa AB #	8,741	143,471
		474,131
Taiwan: 0.5%
China Steel Corp. #	164,472	233,575
Formosa Petrochemical Corp. # *	12,920	49,375
Taiwan Fertilizer Co. Ltd. #	59,200	125,123
		408,073

See Notes to Financial Statements

23

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Tanzania: 0.2%
AngloGold Ashanti Ltd. (ADR)	6,270	$116,497
Thailand: 0.2%
Energy Absolute PCL (NVDR) #	10,800	20,585
PTT Exploration & Production PCL (NVDR) #	10,600	38,786
PTT PCL (NVDR) #	80,800	99,155
Thaifoods Group PCL (NVDR) #	168,800	26,040
		184,566
Turkey: 0.2%
Eldorado Gold Corp. (USD) *	2,703	26,895
Eregli Demir ve Celik Fabrikalari TAS #	17,814	36,941
Gubre Fabrikalari TAS *	4,234	25,124
Hektas Ticaret TAS # *	47,019	40,926
		129,886
United Kingdom: 3.3%
BP Plc #	145,427	636,901
Ceres Power Holdings Plc # *	673	9,838
CNH Industrial NV (USD)	78,920	1,319,542
DS Smith Plc #	19,015	109,943
Endeavour Mining Plc (CAD)	2,741	58,924
ITM Power Plc # * †	1,784	11,246
Mondi Plc #	7,080	186,155
Pennon Group Plc #	2,487	39,032
Severn Trent Plc #	1,427	49,333
United Utilities Group Plc #	4,017	54,146
		2,475,060
United States: 49.1%
A.O. Smith Corp.	798	57,504
Advances Drainage Systems	331	38,585
AGCO Corp.	4,887	637,167
Alcoa Corp. *	2,426	89,374
American States Water Co.	217	17,265
American Vanguard Corp.	2,150	37,646
American Water Works Co., Inc.	1,069	164,765
Andersons, Inc.	2,446	74,676
APA Corp.	2,888	62,467
Archer-Daniels-Midland Co.	44,247	2,681,368
Atmos Energy Corp.	979	94,092
Baker Hughes Co.	5,571	127,409
Bunge Ltd.	11,106	867,934
Cabot Oil & Gas Corp.	3,053	53,305
	Number of Shares	Value
United States (continued)
California Water Service Group	297	$16,495
Cal-Maine Foods, Inc.	2,961	107,218
CF Industries Holdings, Inc.	16,957	872,438
Cheniere Energy, Inc. *	1,938	168,102
Chevron Corp.	14,736	1,543,449
Clearway Energy, Inc. †	452	11,969
Cleveland-Cliffs, Inc. * †	5,990	129,144
Coeur Mining, Inc. *	3,663	32,527
ConocoPhillips	10,354	630,559
Continental Resources, Inc.	474	18,026
Corteva, Inc.	58,957	2,614,743
Cree, Inc. * †	679	66,494
Darling Ingredients, Inc. *	12,884	869,670
Deere & Co.	18,253	6,438,016
Devon Energy Corp.	4,836	141,163
Diamondback Energy, Inc.	1,382	129,756
Domtar Corp. *	803	44,133
EOG Resources, Inc.	4,460	372,142
Essential Utilities, Inc.	1,315	60,096
Evoqua Water Technologies Corp. *	705	23,815
Exxon Mobil Corp.	32,355	2,040,953
First Solar, Inc. *	524	47,427
FMC Corp.	10,250	1,109,050
Franklin Electric Co., Inc.	226	18,220
Freeport-McMoRan, Inc.	19,033	706,315
Fresh Del Monte Produce, Inc.	2,402	78,978
FuelCell Energy, Inc. * †	1,766	15,717
Graphic Packaging Holding Co.	3,904	70,819
Halliburton Co.	6,792	157,031
Hecla Mining Co.	8,049	59,885
Hess Corp.	2,088	182,324
HollyFrontier Corp.	1,142	37,572
Howmet Aerospace, Inc. *	5,376	185,311
Hydrofarm Holdings Group, Inc. * †	1,861	110,004
Imperial Oil Ltd. †	1,683	51,163
Ingredion, Inc.	5,307	480,284
International Paper Co.	5,732	351,429
Itron, Inc. *	261	26,095
Kinder Morgan, Inc.	14,884	271,335
Lindsay Corp.	861	142,306
Louisiana-Pacific Corp.	1,553	93,630
Marathon Oil Corp.	6,033	82,169
Marathon Petroleum Corp.	4,977	300,710
Mosaic Co.	27,334	872,228

See Notes to Financial Statements

24

	Number of Shares	Value
United States (continued)
New Fortress Energy, Inc. †	758	$28,713
Newmont Corp.	12,037	762,905
NextEra Energy, Inc.	11,545	846,018
NiSource, Inc.	2,995	73,377
NOV, Inc. *	2,967	45,454
Nucor Corp.	3,890	373,168
Occidental Petroleum Corp.	7,120	222,642
ONEOK, Inc.	3,401	189,232
Ormat Technologies, Inc.	264	18,356
Packaging Corp. of America	1,383	187,286
Pentair Plc	978	66,005
PG&E Corp. *	11,376	115,694
Phillips 66	3,338	286,467
Pilgrim’s Pride Corp. *	3,859	85,593
Pioneer Natural Resources Co.	1,655	268,971
Plug Power, Inc. *	2,457	84,005
PotlatchDeltic Corp.	976	51,874
Rayonier, Inc.	2,010	72,219
Reliance Steel & Aluminum Co.	830	125,247
Renewable Energy Group, Inc. *	261	16,271
Royal Gold, Inc.	987	112,617
Schlumberger NV	10,687	342,091
Scotts Miracle-Gro Co.	3,224	618,750
Seaboard Corp.	20	77,375
SJW Group	155	9,811
SolarEdge Technologies, Inc. *	304	84,016
Southern Co.	8,075	488,618
Steel Dynamics, Inc.	2,616	155,914
Targa Resources Corp.	1,748	77,699
Tractor Supply Co.	9,215	1,714,543
Tyson Foods, Inc.	22,185	1,636,366
UGI Corp.	1,594	73,818
United States Steel Corp.	3,425	82,200
Valero Energy Corp.	3,123	243,844
Watts Water Technologies, Inc.	162	23,637
Westrock Co.	3,842	204,471
Weyerhaeuser Co.	10,903	375,281
Williams Cos, Inc.	9,277	246,304
Xylem, Inc.	1,062	127,398
		37,398,717
Zambia: 0.2%
First Quantum Minerals Ltd. (CAD)	7,208	166,303
Total Common Stocks (Cost: $62,439,588)		76,245,694
	Number of Shares	Value
WARRANTS: 0.0% (Cost: $0)
Thailand: 0.0%
Thaifoods Group PCL, THB 5.50, expiring 05/14/24	12,820	$680

RIGHTS: 0.0% (Cost: $0)
Singapore: 0.0%
Olam International Ltd., SGD 1.25, expiring 07/19/21 # *	8,310	2,164
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $62,439,588)		76,248,538

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $549,004)
Money Market Fund: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio	549,004	549,004
Total Investments: 100.9% (Cost: $62,988,592)		76,797,542
Liabilities in excess of other assets: (0.9)%		(654,845)
NET ASSETS: 100.0%		$76,142,697

See Notes to Financial Statements

25

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,012,514.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,969,683 which represents 32.8% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $885,210, or 1.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.3%	$1,770,645
Consumer Staples	15.4	11,737,371
Energy	21.8	16,623,862
Health Care	0.2	138,465
Industrials	15.4	11,748,828
Information Technology	0.4	301,669
Materials	38.9	29,642,546
Real Estate	0.7	516,215
Utilities	4.9	3,768,937
	100.0%	$76,248,538

See Notes to Financial Statements

26

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$16,840	$—	$—	$16,840
Australia	—	4,929,664	—	4,929,664
Austria	26,625	194,052	—	220,677
Brazil	2,106,326	716,897	—	2,823,223
British Virgin Islands	—	73,105	—	73,105
Burkina Faso	21,072	—	—	21,072
Canada	7,311,063	—	—	7,311,063
Chile	649,605	—	—	649,605
China	—	1,648,139	—	1,648,139
Cyprus	—	51,760	—	51,760
Denmark	—	714,274	—	714,274
Egypt	—	24,354	—	24,354
Finland	—	391,651	—	391,651
France	13,792	1,033,003	—	1,046,795
Germany	—	606,443	—	606,443
Greece	—	3,951	—	3,951
Hong Kong	—	274,887	—	274,887
Hungary	—	30,434	—	30,434
India	699,293	—	—	699,293
Indonesia	—	147,338	—	147,338
Ireland	—	204,398	—	204,398
Israel	—	378,198	—	378,198
Italy	—	338,555	—	338,555
Japan	—	3,856,964	—	3,856,964
Kazakhstan	98,165	—	—	98,165
Kyrgyzstan	25,024	—	—	25,024
Liechtenstein	—	89,426	—	89,426
Luxembourg	—	283,616	—	283,616
Malaysia	341,201	277,873	—	619,074
Mexico	470,965	29,590	—	500,555
Netherlands	166,008	695,827	—	861,835
Norway	—	1,195,940	—	1,195,940
Peru	29,005	—	—	29,005
Poland	—	154,033	—	154,033
Portugal	29,776	47,004	—	76,780
Russia	—	1,878,660	—	1,878,660
Saudi Arabia	—	28,957	—	28,957
Singapore	—	312,740	—	312,740
South Africa	148,312	1,285,493	—	1,433,805
South Korea	—	646,588	—	646,588
Spain	13,101	182,474	—	195,575
Sweden	—	474,131	—	474,131
Taiwan	—	408,073	—	408,073
Tanzania	116,497	—	—	116,497
Thailand	—	184,566	—	184,566
Turkey	52,019	77,867	—	129,886
United Kingdom	1,378,466	1,096,594	—	2,475,060
United States	37,398,717	—	—	37,398,717
Zambia	166,303	—	—	166,303
Warrants	680	—	—	680
Rights	—	2,164	—	2,164
Money Market Fund	549,004	—	—	549,004
Total Investments	$51,827,859	$24,969,683	$—	$76,797,542

See Notes to Financial Statements

27

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Australia: 4.0%
Ampol Ltd. #	40,236	$852,529
Austria: 4.4%
OMV AG #	16,553	944,758
Finland: 6.2%
Neste Oyj #	21,701	1,331,353
Hungary: 4.3%
MOL Hungarian Oil & Gas Plc # *	116,738	930,047
India: 7.9%
Reliance Industries Ltd. (USD) 144A (GDR)	29,923	1,693,642
Japan: 11.2%
Cosmo Energy Holdings Co. Ltd. #	12,300	282,625
ENEOS Holdings, Inc. #	263,700	1,106,159
Idemitsu Kosan Co. Ltd. #	41,368	1,000,425
		2,389,209
New Zealand: 1.1%
Z Energy Ltd. #	124,873	239,076
Poland: 5.9%
Grupa Lotos SA #	22,924	323,699
Polski Koncern Naftowy ORLEN SA #	46,330	935,552
		1,259,251
Portugal: 4.4%
Galp Energia SGPS SA #	86,511	940,724
	Number of Shares	Value
Saudi Arabia: 3.9%
S-Oil Corp. (KRW) #	9,208	$838,491
South Korea: 8.9%
Hyundai Heavy Industries Holdings Co. Ltd. #	9,170	576,682
SK Innovation Co. Ltd. # *	5,041	1,321,793
		1,898,475
Taiwan: 4.6%
Formosa Petrochemical Corp. # *	256,000	978,329
Thailand: 4.0%
IRPC PCL (NVDR) #	2,965,100	356,078
Thai Oil PCL (NVDR) #	296,000	504,786
		860,864
Turkey: 1.7%
Turkiye Petrol Rafinerileri AS # *	32,372	354,021
United States: 27.7%
Delek US Holdings, Inc.	12,084	261,256
HollyFrontier Corp.	28,761	946,237
Marathon Petroleum Corp.	24,821	1,499,685
PBF Energy, Inc. *	16,144	247,003
Phillips 66	19,517	1,674,949
Valero Energy Corp.	16,518	1,289,725
		5,918,855
Total Common Stocks (Cost: $19,759,562)		21,429,624
Total Investments: 100.2% (Cost: $19,759,562)		21,429,624
Liabilities in excess of other assets: (0.2)%		(39,622)
NET ASSETS: 100.0%		$21,390,002

Definitions:
GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,817,127 which represents 64.6% of net assets.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,693,642, or 7.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	97.3%	$20,852,942
Industrials	2.7	576,682
	100.0%	$21,429,624

See Notes to Financial Statements

28

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$852,529	$—	$852,529
Austria	—	944,758	—	944,758
Finland	—	1,331,353	—	1,331,353
Hungary	—	930,047	—	930,047
India	1,693,642	—	—	1,693,642
Japan	—	2,389,209	—	2,389,209
New Zealand	—	239,076	—	239,076
Poland	—	1,259,251	—	1,259,251
Portugal	—	940,724	—	940,724
Saudi Arabia	—	838,491	—	838,491
South Korea	—	1,898,475	—	1,898,475
Taiwan	—	978,329	—	978,329
Thailand	—	860,864	—	860,864
Turkey	—	354,021	—	354,021
United States	5,918,855	—	—	5,918,855
Total Investments	$7,612,497	$13,817,127	$—	$21,429,624

See Notes to Financial Statements

29

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Netherlands: 5.1%
Tenaris SA (ADR) †	6,651,996	$145,678,712
United Kingdom: 4.2%
TechnipFMC Plc (USD) *	13,173,231	119,217,741
United States: 90.8%
Baker Hughes Co.	8,433,930	192,883,979
Cactus, Inc. ‡	3,292,105	120,886,096
ChampionX Corp. *	5,717,294	146,648,591
Core Laboratories NV	2,060,967	80,274,665
DMC Global, Inc. *	585,044	32,885,323
Dril-Quip, Inc. *	1,487,624	50,326,320
Frank’s International NV * †	8,987,536	27,232,234
Halliburton Co.	16,319,047	377,296,367
Helix Energy Solutions Group, Inc. * † ‡	8,227,197	46,977,295
Helmerich & Payne, Inc.	4,198,764	137,005,669
Liberty Oilfield Services, Inc. * †	5,849,350	82,826,796
Nabors Industries Ltd. * ‡	585,581	66,896,773
NexTier Oilfield Solutions, Inc. * †	5,610,743	26,707,137
NOV, Inc. *	8,031,150	123,037,218
Oceaneering International, Inc. * ‡	5,109,874	79,560,738
Oil States International, Inc. * ‡	3,499,384	27,470,164
Patterson-UTI Energy, Inc. ‡	10,923,290	108,577,502
ProPetro Holding Corp. *	4,809,898	44,058,666
	Number of Shares	Value
United States (continued)
RPC, Inc. *	7,971,307	$39,457,970
Schlumberger NV	17,158,270	549,236,223
Select Energy Services, Inc. * ‡	5,016,958	30,302,426
Transocean Ltd. * † ‡	33,186,410	150,002,573
US Silica Holdings, Inc. * ‡	3,745,741	43,300,766
		2,583,851,491
Total Common Stocks (Cost: $2,921,760,258)		2,848,747,944

WARRANTS: 0.0% (Cost: $0)
United States: 0.0%
Nabors Industries Ltd., USD 166.67, expiring 06/11/26	22,108	221,080
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $2,921,760,258)		2,848,969,024

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1% (Cost: $31,765,199)
Money Market Fund: 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio	31,765,199	31,765,199
Total Investments: 101.2% (Cost: $2,953,525,457)		2,880,734,223
Liabilities in excess of other assets: (1.2)%		(32,766,524)
NET ASSETS: 100.0%		$2,847,967,699

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $44,302,912.
*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	16.2%	$462,703,598
Oil & Gas Equipment & Services	83.8	2,386,265,426
	100.0%	$2,848,969,024

See Notes to Financial Statements

30

Transactions in securities of affiliates for the period ended June 30, 2021:

	Value 12/31/2020	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2021

Cactus, Inc.	$–(a)	$137,643,109	$(62,460,493)	$12,014,768	$336,581	$1,015,285	$120,886,096
Helix Energy Solutions Group, Inc.	–(a)	51,959,291	(25,092,679)	3,814,702	–	2,110,859	46,977,295
Nabors Industries Ltd.	–(a)	68,386,016	(24,492,962)	12,143,798	–	1,157,638	66,896,773
Oceaneering International, Inc.	–(a)	83,005,993	(34,734,707)	15,943,800	–	(191,526)	79,560,738
Oil States International, Inc.	–(a)	27,686,234	(10,454,906)	1,963,901	–	2,568,325	27,470,164
Patterson-UTI Energy, Inc.	–(a)	108,372,439	(44,606,248)	16,755,926	247,818	7,269,512	108,577,503
Select Energy Services, Inc.	–(a)	41,651,883	(22,147,467)	1,187,931	–	852,786	30,302,426
Transocean Ltd.	–(a)	150,020,100	(73,799,664)	(890,987)	–	42,214,813	150,002,573
US Silica Holdings, Inc.	–(a)	47,659,124	(17,582,618)	8,182,545	–	(3,715,461)	43,300,766
	$–	$716,384,189	$(315,371,744)	$71,116,384	$584,399	$53,282,231	$673,974,334

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$2,848,747,944	$—	$—	$2,848,747,944
Warrants *	221,080	—	—	221,080
Money Market Fund	31,765,199	—	—	31,765,199
Total Investments	$2,880,734,223	$—	$—	$2,880,734,223

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

31

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.4%
Australia: 24.0%
Galaxy Resources Ltd. # *	11,170,294	$30,734,362
Iluka Resources Ltd. #	5,428,426	37,208,543
Lynas Rare Earths Ltd. # * †	11,307,077	48,386,019
Orocobre Ltd. # * †	6,380,635	30,922,709
Pilbara Minerals Ltd. # *	31,178,644	33,851,813
		181,103,446
Canada: 6.9%
Lithium Americas Corp. (USD) * †	2,140,183	31,760,316
Standard Lithium Ltd. * †	4,990,956	20,515,195
		52,275,511
China: 39.4%
China Northern Rare Earth Group High- Tech Co. Ltd. #	17,636,498	56,404,430
Ganfeng Lithium Co. Ltd. (HKD) 144A # †	3,136,400	46,830,413
Jinduicheng Molybdenum Co. Ltd. #	34,013,215	34,096,495
Shenghe Resources Holding Co. Ltd. # *	18,803,562	50,486,847
Xiamen Tungsten Co. Ltd. #	12,505,708	40,287,337
Zhejiang Huayou Cobalt Co. Ltd. #	3,914,606	68,932,168
		297,037,690
	Number of Shares	Value
France: 4.3%
Eramet SA # * †	494,340	$32,327,625
Japan: 2.7%
Toho Titanium Co. Ltd. #	2,209,847	20,611,504
Netherlands: 4.3%
AMG Advanced Metallurgical Group NV # †	935,215	32,072,009
United States: 16.8%
AXT, Inc. * ‡	2,229,558	24,480,547
Livent Corp. * †	1,605,667	31,085,713
MP Materials Corp. * †	979,223	36,094,159
Tronox Holdings Plc	1,561,342	34,974,061
		126,634,480
Total Common Stocks (Cost: $554,127,566)		742,062,265

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2% (Cost: $24,386,569)
Money Market Fund: 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio	24,386,569	24,386,569
Total Investments: 101.6% (Cost: $578,514,135)		766,448,834
Liabilities in excess of other assets: (1.6)%		(12,345,313)
NET ASSETS: 100.0%		$754,103,521

Definitions:
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $563,152,274 which represents 74.7% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $113,360,502.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $46,830,413, or 6.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	3.3%	$24,480,547
Materials	96.7	717,581,718
	100.0%	$742,062,265

See Notes to Financial Statements

32

Transactions in securities of affiliates for the period ended June 30, 2021:

	Value 12/31/2020	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2021

AXT, Inc.	$–(a)	$20,257,375	$(6,909,873)	$411,458	$–	$980,016	$24,480,547

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$181,103,446	$—	$181,103,446
Canada	52,275,511	—	—	52,275,511
China	—	297,037,690	—	297,037,690
France	—	32,327,625	—	32,327,625
Japan	—	20,611,504	—	20,611,504
Netherlands	—	32,072,009	—	32,072,009
United States	126,634,480	—	—	126,634,480
Money Market Fund	24,386,569	—	—	24,386,569
Total Investments	$203,296,560	$563,152,274	$—	$766,448,834

See Notes to Financial Statements

33

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 14.7%
Rio Tinto Plc (ADR) †	379,510	$31,837,094
Brazil: 25.0%
Cia Siderurgica Nacional SA (ADR) †	1,178,191	10,344,517
Gerdau SA (ADR)	1,644,516	9,702,644
Vale SA (ADR)	1,494,637	34,092,670
		54,139,831
China: 0.1%
ZK International Group Co. Ltd. (USD) * †	27,551	118,194
India: 4.4%
Vedanta Ltd. (ADR) †	677,502	9,620,528
Luxembourg: 7.2%
ArcelorMittal SA (USD) †	505,005	15,685,455
Netherlands: 9.4%
Tenaris SA (ADR)	425,280	9,313,632
Ternium SA (ADR)	286,810	11,030,713
		20,344,345
South Korea: 6.1%
POSCO (ADR)	172,344	13,230,849
United States: 33.1%
Allegheny Technologies, Inc. *	138,406	2,885,765
Carpenter Technology Corp.	52,263	2,102,018
Cleveland-Cliffs, Inc. * †	443,142	9,554,142
Commercial Metals Co.	131,206	4,030,648
	Number of Shares	Value
United States (continued)
Gibraltar Inustries, Inc. *	35,503	$2,709,234
Nucor Corp.	147,879	14,186,033
Olympic Steel, Inc.	12,139	356,765
Reliance Steel & Aluminum Co.	60,683	9,157,065
Ryerson Holding Corp. *	41,863	611,200
Schnitzer Steel Industries, Inc.	29,666	1,455,117
Steel Dynamics, Inc.	158,806	9,464,838
Suncoke Energy, Inc.	90,286	644,642
TimkenSteel Corp. *	49,728	703,651
United States Steel Corp.	394,215	9,461,160
Warrior Met Coal, Inc.	55,936	962,099
Worthington Industries, Inc.	57,658	3,527,516
		71,811,893
Total Common Stocks (Cost: $203,451,607)		216,788,189

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6% (Cost: $1,399,527)
Money Market Fund: 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio	1,399,527	1,399,527
Total Investments: 100.6% (Cost: $204,851,134)		218,187,716
Liabilities in excess of other assets: (0.6)%		(1,308,275)
NET ASSETS: 100.0%		$216,879,441

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $56,928,883.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	4.3%	$9,313,632
Industrials	1.2	2,709,234
Materials	94.5	204,765,323
	100.0%	$216,788,189

See Notes to Financial Statements

34

The summary of inputs used to value the Fund's investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$216,788,189	$—	$—	$216,788,189
Money Market Fund	1,399,527	—	—	1,399,527
Total Investments	$218,187,716	$—	$—	$218,187,716

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

35

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 18.4%
ARC Resources Ltd. †	79,687	$678,913
Cenovus Energy, Inc. (USD)	96,085	920,495
Crescent Point Energy Corp. (USD) †	67,853	307,374
Enerplus Corp. (USD)	28,211	202,837
PrairieSky Royalty Ltd. †	10,829	131,263
Tourmaline Oil Corp. †	33,480	957,923
Whitecap Resources, Inc. †	69,592	346,190
		3,544,995
United States: 81.6%
Antero Resources Corp. *	27,699	416,316
APA Corp.	27,743	600,081
Cabot Oil & Gas Corp.	30,383	530,487
Cimarex Energy Co.	10,378	751,886
CNX Resources Corp. *	14,974	204,545
ConocoPhillips	25,528	1,554,655
Continental Resources, Inc.	9,153	348,089
Devon Energy Corp.	38,177	1,114,387
Diamondback Energy, Inc.	9,708	911,484
EOG Resources, Inc.	17,755	1,481,477
EQT Corp. *	25,950	577,647

	Number of Shares	Value
United States (continued)
Extraction Oil & Gas, Inc. *	2,775	$152,375
Hess Corp.	13,927	1,216,106
Marathon Oil Corp.	64,146	873,669
Matador Resources Co.	10,562	380,338
Murphy Oil Corp.	14,166	329,785
National Fuel Gas Co.	8,245	430,801
Occidental Petroleum Corp.	36,946	1,155,301
Ovintiv, Inc.	22,240	699,893
PDC Energy, Inc.	8,722	399,380
Pioneer Natural Resources Co.	7,947	1,291,546
Range Resources Corp. *	19,394	325,043
		15,745,291
Total Common Stocks (Cost: $20,538,950)		19,290,286

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $159,387)
Money Market Fund: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio	159,387	159,387
Total Investments: 100.8% (Cost: $20,698,337)		19,449,673
Liabilities in excess of other assets: (0.8)%		(163,815)
NET ASSETS: 100.0%		$19,285,858

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,253,427.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	2.2%	$430,801
Integrated Oil & Gas	10.8	2,075,795
Oil & Gas Exploration & Production	87.0	16,783,690
	100.0%	$19,290,286

The summary of inputs used to value the Fund's investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$19,290,286	$—	$—	$19,290,286
Money Market Fund	159,387	—	—	159,387
Total Investments	$19,449,673	$—	$—	$19,449,673

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

36

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Canada: 6.9%
Cameco Corp. (USD)	57,345	$1,099,877
NexGen Energy Ltd. * †	125,231	515,770
Uranium Participation Corp. * †	34,061	150,459
		1,766,106
Czech Republic: 4.6%
CEZ AS #	40,063	1,187,966
Finland: 5.5%
Fortum Oyj #	51,684	1,425,959
France: 4.4%
Electricite de France SA #	83,973	1,147,728
Italy: 4.4%
Endesa SA # †	46,280	1,123,626
Japan: 13.3%
Hokuriku Electric Power Co. #	48,800	266,582
Kansai Electric Power Co., Inc. #	123,800	1,182,393
Kyushu Electric Power Co., Inc. #	108,700	837,888
Tokyo Electric Power Co. Holdings, Inc. # *	382,300	1,139,480
		3,426,343
Kazakhstan: 2.1%
NAC Kazatomprom JSC (USD) (GDR) *	18,352	532,208
South Korea: 5.2%
KEPCO Plant Service & Engineering Co. Ltd. #	5,349	203,299
	Number of Shares	Value
South Korea (continued)
Korea Electric Power Corp. (ADR) †	104,643	$1,130,144
		1,333,443
United States: 53.7%
BWX Technologies, Inc.	13,195	766,893
Dominion Energy, Inc.	28,451	2,093,140
Duke Energy Corp.	21,467	2,119,222
Energy Fuels, Inc. * †	38,569	233,342
Entergy Corp.	15,168	1,512,250
Exelon Corp.	41,080	1,820,255
PG&E Corp. * †	132,330	1,345,796
Pinnacle West Capital Corp.	14,047	1,151,433
PNM Resources, Inc.	18,222	888,687
Public Service Enterprise Group, Inc.	28,930	1,728,278
Uranium Energy Corp. * †	56,777	151,027
		13,810,323
Total Common Stocks (Cost: $23,156,106)		25,753,702

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.4% (Cost: $355,578)
Money Market Fund: 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio	355,578	355,578
Total Investments: 101.5% (Cost: $23,511,684)		26,109,280
Liabilities in excess of other assets: (1.5)%		(377,181)
NET ASSETS: 100.0%		$25,732,099

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,868,345.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,514,921 which represents 33.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	9.8%	$2,532,225
Financials	0.6	150,459
Industrials	3.8	970,192
Utilities	85.8	22,100,826
	100.0%	$25,753,702

See Notes to Financial Statements

37

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund's investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$1,766,106	$—	$—	$1,766,106
Czech Republic	—	1,187,966	—	1,187,966
Finland	—	1,425,959	—	1,425,959
France	—	1,147,728	—	1,147,728
Italy	—	1,123,626	—	1,123,626
Japan	—	3,426,343	—	3,426,343
Kazakhstan	532,208	—	—	532,208
South Korea	1,130,144	203,299	—	1,333,443
United States	13,810,323	—	—	13,810,323
Money Market Fund	355,578	—	—	355,578
Total Investments	$17,594,359	$8,514,921	$—	$26,109,280

See Notes to Financial Statements

38

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

	Agribusiness ETF	Gold Miners ETF	Junior Gold Miners ETF	Low Carbon Energy ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,173,425,824	$7,400,690,137	$4,332,328,307	$313,144,422
Affiliated issuers (3)	—	7,244,861,139	890,676,145	—
Short-term investments held as collateral for securities loaned (4)	8,660,946	172,349,967	189,165,954	7,426,842
Cash	840,632	15,853,166	11,664,551	3
Cash denominated in foreign currency, at value (5)	425,626	898,999	379,063	37,055
Receivables:
Investment securities sold	44,967	898,327	378,839	30,073
Shares of beneficial interest sold	4,552,744	52,262,834	—	—
Dividends and interest	1,743,876	11,049,871	2,642,309	416,263
Prepaid expenses	1,494	30,879	11,158	239
Total assets	1,189,696,109	14,898,895,319	5,427,246,326	321,054,897

Liabilities:
Payables:
Investment securities purchased	4,558,001	53,177,342	378,879	30,123
Collateral for securities loaned	8,660,946	172,349,967	189,165,954	7,426,842
Line of credit	—	—	—	2,122,602
Due to Adviser	505,071	6,364,037	2,352,864	121,901
Deferred Trustee fees	560,984	1,144,969	345,181	17,555
Accrued expenses	162,702	89,404	206,732	43,894
Total liabilities	14,447,704	233,125,719	192,449,610	9,762,917
NET ASSETS	$1,175,248,405	$14,665,769,600	$5,234,796,716	$311,291,980
Shares outstanding	12,900,000	432,302,500	112,337,446	1,933,298
Net asset value, redemption and offering price per share	$91.10	$33.92	$46.60	$161.02

Net Assets consist of:
Aggregate paid in capital	$1,609,707,074	$22,416,157,297	$9,275,503,414	$251,317,391
Total distributable earnings (loss)	(434,458,669)	(7,750,387,697)	(4,040,706,698)	59,974,589
NET ASSETS	$1,175,248,405	$14,665,769,600	$5,234,796,716	$311,291,980
(1) Value of securities on loan	$46,191,985	$318,945,380	$298,538,485	$55,384,063
(2) Cost of investments - Unaffiliated issuers	$966,675,218	$6,022,720,909	$4,236,703,496	$262,809,095
(3) Cost of investments - Affiliated issuers	$—	$6,626,777,935	$780,121,994	$—
(4) Cost of short-term investments held as collateral for securities loaned	$8,660,946	$172,349,967	$189,165,954	$7,426,842
(5) Cost of cash denominated in foreign currency	$430,063	$899,234	$379,162	$37,116

See Notes to Financial Statements

39

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

				Rare Earth/
	Natural			Strategic Metals
	Resources ETF	Oil Refiners ETF	Oil Services ETF	ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$76,248,538	$21,429,624	$2,174,994,690	$717,581,718
Affiliated issuers (3)	—	—	673,974,334	24,480,547
Short-term investments held as collateral for securities loaned (4)	549,004	—	31,765,199	24,386,569
Cash	—	—	—	13,999,404
Cash denominated in foreign currency, at value (5)	144,239	—	—	1,076,816
Receivables:
Investment securities sold	19,002	—	21,906,679	5,649,995
Shares of beneficial interest sold	—	—	—	11,296
Dividends and interest	174,266	53,434	1,929,078	275,115
Prepaid expenses	134	51	1,277	356
Total assets	77,135,183	21,483,109	2,904,571,257	787,461,816

Liabilities:
Payables:
Investment securities purchased	29,827	—	—	124,532
Collateral for securities loaned	549,004	—	31,765,199	24,386,569
Line of credit	308,724	—	1,777,884	—
Shares of beneficial interest redeemed	—	—	21,906,522	8,432,231
Due to Adviser	11,252	2,331	854,879	306,559
Due to Custodian	2,239	41,714	16,725	—
Deferred Trustee fees	14,555	848	202,553	21,536
Accrued expenses	76,885	48,214	79,796	86,868
Total liabilities	992,486	93,107	56,603,558	33,358,295
NET ASSETS	$76,142,697	$21,390,002	$2,847,967,699	$754,103,521
Shares outstanding	1,650,000	725,000	13,000,543	8,824,987
Net asset value, redemption and offering price per share	$46.15	$29.50	$219.07	$85.45

Net Assets consist of:
Aggregate paid in capital	$106,930,087	$26,725,640	$4,348,276,016	$881,172,644
Total distributable earnings (loss)	(30,787,390)	(5,335,638)	(1,500,308,317)	(127,069,123)
NET ASSETS	$76,142,697	$21,390,002	$2,847,967,699	$754,103,521
(1) Value of securities on loan	$4,012,514	$—	$44,302,912	$113,360,502
(2) Cost of investments - Unaffiliated issuers	$62,439,588	$19,759,562	$2,286,040,755	$530,196,010
(3) Cost of investments - Affiliated issuers	$—	$—	$635,719,503	$23,931,556
(4) Cost of short-term investments held as collateral for securities loaned	$549,004	$—	$31,765,199	$24,386,569
(5) Cost of cash denominated in foreign currency	$144,520	$—	$—	$1,076,094

See Notes to Financial Statements

40

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

		Unconventional	Uranium+Nuclear
	Steel ETF	Oil & Gas ETF	Energy ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$216,788,189	$19,290,286	$25,753,702
Short-term investments held as collateral for securities loaned (3)	1,399,527	159,387	355,578
Cash	525,376	75,961	501,485
Cash denominated in foreign currency, at value (4)	—	3,777	—
Receivables:
Investment securities sold	15,342,583	3,746	—
Shares of beneficial interest sold	7,761,504	—	—
Dividends and interest	890,447	14,580	61,633
Prepaid expenses	119	33	50
Total assets	242,707,745	19,547,770	26,672,448

Liabilities:
Payables:
Investment securities purchased	14,901,779	3,757	498,960
Collateral for securities loaned	1,399,527	159,387	355,578
Shares of beneficial interest redeemed	9,276,531	—	—
Due to Adviser	101,008	1,150	4,666
Deferred Trustee fees	19,778	4,683	12,904
Accrued expenses	129,681	92,935	68,241
Total liabilities	25,828,304	261,912	940,349
NET ASSETS	$216,879,441	$19,285,858	$25,732,099
Shares outstanding	3,500,000	145,000	491,632
Net asset value, redemption and offering price per share	$61.97	$133.01	$52.34

Net Assets consist of:
Aggregate paid in capital	$325,577,714	$74,007,492	$107,079,468
Total distributable earnings (loss)	(108,698,273)	(54,721,634)	(81,347,369)
NET ASSETS	$216,879,441	$19,285,858	$25,732,099
(1) Value of securities on loan	$56,928,883	$1,253,427	$2,868,345
(2) Cost of investments - Unaffiliated issuers	$203,451,607	$20,538,950	$23,156,106
(3) Cost of short-term investments held as collateral for securities loaned	$1,399,527	$159,387	$355,578
(4) Cost of cash denominated in foreign currency	$—	$3,775	$—

See Notes to Financial Statements

41

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2021 (unaudited)

			Junior Gold	Low Carbon
	Agribusiness ETF	Gold Miners ETF	Miners ETF	Energy ETF
Income:
Dividends - unaffiliated issuers	$12,870,422	$83,709,979	$38,500,387	$1,368,718
Dividends - affiliated issuers	—	73,754,427	4,289,171	—
Interest	19	3,152	5,930	—
Securities lending income	137,977	311,620	2,309,323	133,437
Foreign taxes withheld	(1,172,929)	(12,066,607)	(3,296,371)	(95,866)
Total income	11,835,489	145,712,571	41,808,440	1,406,289

Expenses:
Management fees	2,739,225	37,442,491	13,970,782	751,187
Professional fees	30,723	32,017	37,980	28,574
Custody and accounting fees	21,327	86,645	107,769	15,921
Reports to shareholders	14,987	264,556	77,748	9,674
Trustees’ fees and expenses	7,508	221,438	67,057	1,044
Registration fees	2,985	8,543	9,946	2,976
Insurance	6,782	71,845	35,491	2,139
Interest	1,470	15,951	885	4,589
Other	4,315	89,826	58,620	3,434
Total expenses	2,829,322	38,233,312	14,366,278	819,538
Net investment income	9,006,167	107,479,259	27,442,162	586,751

Net realized gain (loss) on:
Investments - unaffiliated issuers	(4,831,526)	(31,991,982)	87,718,543	(777,936)
Investments – affiliated issuers	—	(122,593,184)	(9,554,317)	—
In-kind redemptions - unaffiliated issuers	79,747,566	406,440,996	118,360,108	63,949,831
In-kind redemptions - affiliated issuers	—	463,485,574	39,859,191	—
Foreign currency transactions and foreign denominated assets and liabilities	(55,686)	(867,361)	(585,250)	(136,555)
Net realized gain	74,860,354	714,474,043	235,798,275	63,035,340

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	67,150,409	(347,449,994)	(858,947,396)	(73,690,901)
Investments – affiliated issuers	—	(1,410,137,936)	(272,442,516)	—
Foreign currency transactions and foreign denominated assets and liabilities	(36,506)	(7,791)	(7,249)	(5,409)
Net change in unrealized appreciation (depreciation)	67,113,903	(1,757,595,721)	(1,131,397,161)	(73,696,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	$150,980,424	$(935,642,419)	$(868,156,724)	$(10,074,219)

See Notes to Financial Statements

42

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2021 (unaudited)

				Rare Earth/
	Natural			Strategic Metals
	Resources ETF	Oil Refiners ETF	Oil Services ETF	ETF
Income:
Dividends - unaffiliated issuers	$1,023,682	$314,791	$17,281,091	$2,563,961
Dividends - affiliated issuers	—	—	584,399	—
Interest	4	—	267	2,399
Securities lending income	6,942	292	33,385	490,887
Foreign taxes withheld	(60,039)	(27,711)	(3,083)	(229,158)
Total income	970,589	287,372	17,896,059	2,828,089

Expenses:
Management fees	163,310	50,016	2,620,972	1,547,665
Professional fees	32,568	28,078	32,372	27,653
Custody and accounting fees	48,638	12,555	6,657	21,884
Reports to shareholders	4,412	4,360	16,516	9,173
Trustees’ fees and expenses	394	229	4,184	2,536
Registration fees	2,985	2,986	5,969	2,985
Insurance	1,098	959	6,419	2,326
Interest	679	—	3,342	3,317
Other	657	478	9,680	2,109
Total expenses	254,741	99,661	2,706,111	1,619,648
Waiver of management fees	(94,018)	(40,642)	(80,777)	—
Net expenses	160,723	59,019	2,625,334	1,619,648
Net investment income	809,866	228,353	15,270,725	1,208,441

Net realized gain (loss) on:
Investments - unaffiliated issuers	(1,445,671)	(595,536)	(150,947,278)	(12,619,213)
Investments – affiliated issuers	—	—	(29,729,451)	218,947
In-kind redemptions - unaffiliated issuers	3,709	—	225,605,853	21,429,491
In-kind redemptions - affiliated issuers	—	—	100,845,835	192,511
Foreign currency transactions and foreign denominated assets and liabilities	(3,315)	(1,252)	—	(351,088)
Net realized gain (loss)	(1,445,277)	(596,788)	145,774,959	8,870,648

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	10,633,021	3,545,954	76,223,821	95,589,407
Investments – affiliated issuers	—	—	53,282,231	980,016
Foreign currency transactions and foreign denominated assets and liabilities	(1,918)	(1,996)	—	(5,813)
Net change in unrealized appreciation (depreciation)	10,631,103	3,543,958	129,506,052	96,563,610
Net Increase in Net Assets Resulting from Operations	$9,995,692	$3,175,523	$290,551,736	$106,642,699

See Notes to Financial Statements

43

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2021 (unaudited)

		Unconventional	Uranium+Nuclear
	Steel ETF	Oil & Gas ETF	Energy ETF
Income:
Dividends	$3,477,678	$149,394	$400,036
Interest	59	32	21
Securities lending income	46,403	612	6,662
Foreign taxes withheld	(79,368)	(3,545)	(35,633)
Total income	3,444,772	146,493	371,086

Expenses:
Management fees	382,841	39,010	53,568
Professional fees	27,469	27,313	27,735
Custody and accounting fees	8,099	9,896	11,961
Reports to shareholders	5,618	3,705	3,723
Trustees’ fees and expenses	534	138	166
Registration fees	1,223	2,985	2,985
Insurance	1,073	923	953
Interest	547	—	—
Other	799	1,087	902
Total expenses	428,203	85,057	101,993
Waiver of management fees	(6,415)	(39,010)	(37,712)
Expenses assumed by the Adviser	—	(3,916)	—
Net expenses	421,788	42,131	64,281
Net investment income	3,022,984	104,362	306,805

Net realized gain (loss) on:
Investments	(1,269,500)	(1,840,381)	(214,192)
In-kind redemptions	27,163,560	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(335)	211
Net realized gain (loss)	25,894,060	(1,840,716)	(213,981)

Net change in unrealized appreciation (depreciation) on:
Investments	8,340,384	9,937,950	1,139,371
Foreign currency transactions and foreign denominated assets and liabilities	—	(40)	(210)
Net change in unrealized appreciation (depreciation)	8,340,384	9,937,910	1,139,161
Net Increase in Net Assets Resulting from Operations	$37,257,428	$8,201,556	$1,231,985

See Notes to Financial Statements

44

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Gold Miners ETF
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2021	2020	June 30, 2021	2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$9,006,167	$8,584,299	$107,479,259	$91,180,763
Net realized gain	74,860,354	11,598,119	714,474,043	1,036,835,301
Net change in unrealized appreciation (depreciation)	67,113,903	60,982,374	(1,757,595,721)	1,508,513,719
Net increase (decrease) in net assets resulting from operations	150,980,424	81,164,792	(935,642,419)	2,636,529,783
Distributions to shareholders from:
Distributable earnings	—	(8,649,640)	—	(85,977,700)

Share transactions**:
Proceeds from sale of shares	417,313,894	106,178,252	1,390,846,602	4,987,854,222
Cost of shares redeemed	(186,846,387)	(101,652,572)	(2,292,953,225)	(4,033,614,138)
Increase (decrease) in net assets resulting from share transactions	230,467,507	4,525,680	(902,106,623)	954,240,084
Total increase (decrease) in net assets	381,447,931	77,040,832	(1,837,749,042)	3,504,792,167
Net Assets, beginning of period	793,800,474	716,759,642	16,503,518,642	12,998,726,475
Net Assets, end of period	$1,175,248,405	$793,800,474	$14,665,769,600	$16,503,518,642
**Shares of Common Stock Issued (no par value)
Shares sold	4,800,000	1,450,000	38,100,000	154,150,000
Shares redeemed	(2,100,000)	(1,700,000)	(64,450,000)	(138,550,000)
Net increase (decrease)	2,700,000	(250,000)	(26,350,000)	15,600,000

See Notes to Financial Statements

45

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Junior Gold Miners ETF		Low Carbon Energy ETF
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2021	2020	June 30, 2021	2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$27,442,162	$24,991,250	$586,751	$225,072
Net realized gain	235,798,275	661,439,961	63,035,340	42,010,149
Net change in unrealized appreciation (depreciation)	(1,131,397,161)	532,899,939	(73,696,310)	91,345,627
Net increase (decrease) in net assets resulting from operations	(868,156,724)	1,219,331,150	(10,074,219)	133,580,848
Distributions to shareholders from:
Distributable earnings	—	(99,001,811)	—	(149,937)

Share transactions**:
Proceeds from sale of shares	230,306,222	2,296,605,753	185,630,917	32,017,566
Cost of shares redeemed	(442,320,454)	(2,321,187,674)	(134,423,249)	—
Increase (decrease) in net assets resulting from share transactions	(212,014,232)	(24,581,921)	51,207,668	32,017,566
Total increase (decrease) in net assets	(1,080,170,956)	1,095,747,418	41,133,449	165,448,477
Net Assets, beginning of period	6,314,967,672	5,219,220,254	270,158,531	104,710,054
Net Assets, end of period	$5,234,796,716	$6,314,967,672	$311,291,980	$270,158,531
**Shares of Common Stock Issued (no par value)
Shares sold	4,700,000	58,350,000	1,150,000	250,000
Shares redeemed	(8,750,000)	(65,100,000)	(850,000)	—
Net increase (decrease)	(4,050,000)	(6,750,000)	300,000	250,000

See Notes to Financial Statements

46

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Natural Resources ETF		Oil Refiners ETF
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2021	2020	June 30, 2021	2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$809,866	$1,288,402	$228,353	$463,107
Net realized loss	(1,445,277)	(1,997,874)	(596,788)	(4,049,751)
Net change in unrealized appreciation (depreciation)	10,631,103	(1,678,874)	3,543,958	1,115,608
Net increase (decrease) in net assets resulting from operations	9,995,692	(2,388,346)	3,175,523	(2,471,036)
Distributions to shareholders from:
Distributable earnings	—	(1,274,940)	—	(450,520)
Return of capital	—	—	—	(11,480)
Total distributions	—	(1,274,940)	—	(462,000)

Share transactions**:
Proceeds from sale of shares	13,971,736	11,167,537	708,375	10,352,663
Cost of shares redeemed	—	(25,822,931)	—	(24,728,022)
Increase (decrease) in net assets resulting from share transactions	13,971,736	(14,655,394)	708,375	(14,375,359)
Total increase (decrease) in net assets	23,967,428	(18,318,680)	3,883,898	(17,308,395)
Net Assets, beginning of period	52,175,269	70,493,949	17,506,104	34,814,499
Net Assets, end of period	$76,142,697	$52,175,269	$21,390,002	$17,506,104
**Shares of Common Stock Issued (no par value)
Shares sold	300,000	300,000	25,000	525,000
Shares redeemed	—	(850,000)	—	(1,025,000)
Net increase (decrease)	300,000	(550,000)	25,000	(500,000)

See Notes to Financial Statements

47

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oil Services ETF (a)		Rare Earth/Strategic Metals ETF (b)
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2021	2020	June 30, 2021	2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$15,270,725	$8,553,781	$1,208,441	$2,402,890
Net realized gain (loss)	145,774,959	(600,555,052)	8,870,648	(15,633,653)
Net change in unrealized appreciation (depreciation)	129,506,052	363,927,111	96,563,610	112,754,285
Net increase (decrease) in net assets resulting from operations	290,551,736	(228,074,160)	106,642,699	99,523,522
Distributions to shareholders from:
Distributable earnings	—	(8,700,087)	—	(2,500,183)

Share transactions**:
Proceeds from sale of shares	3,315,652,670	1,565,472,841	395,359,998	133,894,168
Cost of shares redeemed	(1,481,657,516)	(1,378,601,348)	(70,021,736)	(101,731,782)
Increase in net assets resulting from share transactions	1,833,995,154	186,871,493	325,338,262	32,162,386
Total increase (decrease) in net assets	2,124,546,890	(49,902,754)	431,980,961	129,185,725
Net Assets, beginning of period	723,420,809	773,323,563	322,122,560	192,936,835
Net Assets, end of period	$2,847,967,699	$723,420,809	$754,103,521	$322,122,560
**Shares of Common Stock Issued (no par value)
Shares sold	15,300,000	11,320,000	4,800,000	2,933,333
Shares redeemed	(7,000,000)	(9,532,500)	(900,000)	(2,783,333)
Net increase	8,300,000	1,787,500	3,900,000	150,000

(a)  Share activity has been adjusted to reflect the 1 for 20 reverse share split which took place on April 15, 2020 (See Note 11).

(b)  Share activity has been adjusted to reflect the 1 for 3 reverse share split which took place on April 15, 2020 (See Note 11).

See Notes to Financial Statements

48

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Steel ETF		Unconventional Oil & Gas ETF (a)
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2021	2020	June 30, 2021	2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$3,022,984	$1,084,820	$104,362	$211,241
Net realized gain (loss)	25,894,060	(7,764,415)	(1,840,716)	(6,444,209)
Net change in unrealized appreciation (depreciation)	8,340,384	12,848,203	9,937,910	1,112,836
Net increase (decrease) in net assets resulting from operations	37,257,428	6,168,608	8,201,556	(5,120,132)

Distributions to shareholders from:
Distributable earnings	—	(1,160,720)	—	(175,001)
Return of capital	—	(89,230)	—	—
Total distributions	—	(1,249,950)	—	(175,001)

Share transactions**:
Proceeds from sale of shares	182,926,829	32,148,724	—	—
Cost of shares redeemed	(80,194,909)	(26,219,056)	—	(3,221,221)
Increase (decrease) in net assets resulting from share transactions	102,731,920	5,929,668	—	(3,221,221)
Total increase (decrease) in net assets	139,989,348	10,848,326	8,201,556	(8,516,354)
Net Assets, beginning of period	76,890,093	66,041,767	11,084,302	19,600,656
Net Assets, end of period	$216,879,441	$76,890,093	$19,285,858	$11,084,302
**Shares of Common Stock Issued (no par value)
Shares sold	3,125,000	800,000	—	—
Shares redeemed	(1,350,000)	(825,000)	—	(30,000)
Net increase (decrease)	1,775,000	(25,000)	—	(30,000)

(a)  Share activity has been adjusted to reflect the 1 for 10 reverse share split which took place on April 15, 2020 (See Note 11).

See Notes to Financial Statements

49

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Uranium+Nuclear Energy ETF
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2021	2020
	(unaudited)
Operations:
Net investment income	$306,805	$375,645
Net realized loss	(213,981)	(669,623)
Net change in unrealized appreciation (depreciation)	1,139,161	1,096,501
Net increase in net assets resulting from operations	1,231,985	802,523

Distributions to shareholders from:
Distributable earnings	—	(401,975)

Share transactions**:
Proceeds from sale of shares	6,406,878	—
Cost of shares redeemed	—	(5,037,717)
Increase (decrease) in net assets resulting from share transactions	6,406,878	(5,037,717)
Total increase (decrease) in net assets	7,638,863	(4,637,169)
Net Assets, beginning of period	18,093,236	22,730,405
Net Assets, end of period	$25,732,099	$18,093,236
**Shares of Common Stock Issued (no par value)
Shares sold	125,000	—
Shares redeemed	—	(100,000)
Net increase (decrease)	125,000	(100,000)

See Notes to Financial Statements

50

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$77.82		$68.59	$57.11	$61.63	$51.38	$46.55
Income from investment operations:
Net investment income	0.72	(a)	0.90 (a)	0.83 (a)	0.83 (a)	0.83 (a)	1.07
Net realized and unrealized gain (loss) on investments	12.56		9.19	11.56	(4.39)	10.30	4.86
Total from investment operations	13.28		10.09	12.39	(3.56)	11.13	5.93
Less distributions from:
Net investment income	—		(0.86)	(0.91)	(0.96)	(0.88)	(1.10)
Net asset value, end of period	$91.10		$77.82	$68.59	$57.11	$61.63	$51.38
Total return (b)	17.07	% (c)	14.73%	21.70%	(5.76)%	21.68%	12.74%
Ratios to average net assets
Expenses	0.52	% (d)	0.55%	0.56%	0.54%	0.54%	0.53%
Expenses excluding interest expense	0.52	% (d)	0.55%	0.56%	0.54%	0.53%	0.53%
Net investment income	1.64	% (d)	1.41%	1.29%	1.32%	1.48%	2.04%
Supplemental data
Net assets, end of period (in millions)	$1,175		$794	$717	$757	$854	$804
Portfolio turnover rate (e)	8	% (c)	13%	21%	16%	22%	15%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

51

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gold Miners ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$35.98		$29.34	$21.07	$23.25	$20.92	$13.72
Income from investment operations:
Net investment income	0.25	(a)	0.21 (a)	0.19 (a)	0.14 (a)	0.10 (a)	0.03
Net realized and unrealized gain (loss) on investments	(2.31)		6.62	8.27	(2.21)	2.41	7.23
Total from investment operations	(2.06)		6.83	8.46	(2.07)	2.51	7.26
Less distributions from:
Net investment income	—		(0.19)	(0.19)	(0.11)	(0.18)	(0.06)
Net asset value, end of period	$33.92		$35.98	$29.34	$21.07	$23.25	$20.92
Total return (b)	(5.72	)% (c)	23.30%	40.15%	(8.92)%	11.99%	52.91%
Ratios to average net assets Expenses	0.51	% (d)	0.51%	0.52%	0.52%	0.53%	0.51%
Net investment income	1.44	% (d)	0.61%	0.76%	0.66%	0.42%	0.21%
Supplemental data
Net assets, end of period (in millions)	$14,666		$16,504	$12,999	$10,576	$7,575	$9,685
Portfolio turnover rate (e)	8	% (c)	13%	14%	15%	12%	26%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

52

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Junior Gold Miners ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017		2016
	(unaudited)
Net asset value, beginning of period	$54.26		$42.39	$30.11	$34.21	$31.72		$19.22
Income from investment operations:
Net investment income	0.24	(a)	0.22 (a)	0.08 (a)	0.14 (a)	0.05	(a)	0.14
Net realized and unrealized gain (loss) on investments	(7.90)		12.51	12.36	(4.10)	2.45		13.87
Total from investment operations	(7.66)		12.73	12.44	(3.96)	2.50		14.01
Less distributions from:
Net investment income	—		(0.86)	(0.16)	(0.14)	(0.01)		(1.51)
Net asset value, end of period	$46.60		$54.26	$42.39	$30.11	$34.21		$31.72
Total return (b)	(14.12	)% (c)	30.07%	41.31%	(11.58)%	7.89%		73.75%
Ratios to average net assets
Gross expenses	0.51	% (d)	0.52%	0.53%	0.53%	0.55	% (e)	0.52	% (e)
Net expenses	0.51	% (d)	0.52%	0.53%	0.53%	0.54	% (e)	0.52	% (e)
Net expenses excluding interest expense	0.51	% (d)	0.52%	0.53%	0.53%	0.53	% (e)	0.52	% (e)
Net investment income	0.98	% (d)	0.46%	0.24%	0.45%	0.16	% (e)	0.14	% (e)
Supplemental data
Net assets, end of period (in millions)	$5,235		$6,315	$5,219	$4,273	$4,634		$3,454
Portfolio turnover rate (f)	17	% (c)	34%	19%	28%	67%		58%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

53

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Low Carbon Energy ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$165.41		$75.70	$55.10	$60.94	$50.62	$54.57
Income from investment operations:
Net investment income	0.31	(a)	0.16 (a)	0.05 (a)	0.26 (a)	1.12 (a)	1.38
Net realized and unrealized gain (loss) on investments	(4.70)		89.64	20.55	(5.76)	9.97	(4.26)
Total from investment operations	(4.39)		89.80	20.60	(5.50)	11.09	(2.88)
Less distributions from:
Net investment income	—		(0.09)	—	(0.34)	(0.77)	(1.07)
Net asset value, end of period	$161.02		$165.41	$75.70	$55.10	$60.94	$50.62
Total return (b)	(2.66	)% (c)	118.65%	37.38%	(9.02)%	21.90%	(5.26)%
Ratios to average net assets
Gross expenses	0.54	% (d)	0.64%	0.65%	0.65%	0.67%	0.64%
Net expenses	0.54	% (d)	0.62%	0.62%	0.63%	0.63%	0.62%
Net expenses excluding interest expense	0.54	% (d)	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income	0.39	% (d)	0.16%	0.08%	0.44%	1.94%	2.40%
Supplemental data
Net assets, end of period (in millions)	$311		$270	$105	$79	$87	$65
Portfolio turnover rate (e)	65	% (c)	84%	40%	31%	21%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

54

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Natural Resources ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$38.65		$37.10	$32.20	$37.09	$32.31	$26.38
Income from investment operations:
Net investment income	0.55	(a)	0.84 (a)	0.96 (a)	0.81 (a)	0.72 (a)	0.66
Net realized and unrealized gain (loss) on investments	6.95		1.65 (b)	4.94	(4.78)	4.81	5.91
Total from investment operations	7.50		2.49	5.90	(3.97)	5.53	6.57
Less distributions from:
Net investment income	—		(0.94)	(1.00)	(0.92)	(0.75)	(0.64)
Net asset value, end of period	$46.15		$38.65	$37.10	$32.20	$37.09	$32.31
Total return (c)	19.40	% (d)	6.73%	18.34%	(10.69)%	17.14%	24.93%
Ratios to average net assets
Gross expenses	0.78	% (e)	0.90%	0.79%	0.72%	0.80%	0.77%
Net expenses	0.49	% (e)	0.49%	0.50%	0.50%	0.50%	0.50%
Net expenses excluding interest expense	0.49	% (e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.48	% (e)	2.59%	2.70%	2.21%	2.09%	2.18%
Supplemental data
Net assets, end of period (in millions)	$76		$52	$70	$77	$104	$95
Portfolio turnover rate (f)	15	% (d)	26%	24%	23%	34%	37%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

55

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Refiners ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$25.01		$29.01	$26.95	$30.40	$20.86	$19.69
Income from investment operations:
Net investment income	0.32	(a)	0.58 (a)	0.56 (a)	0.74 (a)	0.61 (a)	0.73
Net realized and unrealized gain (loss) on investments	4.17		(3.92)	1.91	(3.54)	9.38	1.15
Total from investment operations	4.49		(3.34)	2.47	(2.80)	9.99	1.88
Less distributions from:
Net investment income	—		(0.64)	(0.41)	(0.52)	(0.37)	(0.71)
Net realized capital gains	—		—	—	(0.13)	(0.08)	—
Return of capital	—		(0.02)	—	—	—	—
Total distributions	—		(0.66)	(0.41)	(0.65)	(0.45)	(0.71)
Net asset value, end of period	$29.50		$25.01	$29.01	$26.95	$30.40	$20.86
Total return (b)	17.97	% (c)	(11.50)%	9.19%	(9.22)%	47.91%	9.55%
Ratios to average net assets
Gross expenses	1.00	% (d)	1.29%	1.03%	0.72%	2.71%	3.42%
Net expenses	0.59	% (d)	0.59%	0.60%	0.60%	0.59%	0.59%
Net expenses excluding interest expense	0.59	% (d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	2.28	% (d)	2.56%	1.97%	2.32%	2.43%	2.85%
Supplemental data
Net assets, end of period (in millions)	$21		$18	$35	$49	$11	$3
Portfolio turnover rate (e)	10	% (c)	37%	30%	31%	24%	15%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

56

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Services ETF #
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019		2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$153.90		$265.47	$280.60		$520.40	$667.20	$528.80
Income from investment operations:
Net investment income	2.08	(a)	2.26 (a)	6.60	(a)	7.00 (a)	18.00 (a)	9.20
Net realized and unrealized gain (loss) on investments	63.09		(111.94)	(15.93	) (b)	(240.80)	(151.20)	138.60
Total from investment operations	65.17		(109.68)	(9.33)		(233.80)	(133.20)	147.80
Less distributions from:
Net investment income	—		(1.89)	(5.80)		(6.00)	(13.60)	(9.40)
Net asset value, end of period	$219.07		$153.90	$265.47		$280.60	$520.40	$667.20
Total return (c)	42.34	% (d)	(41.31)%	(3.35)%		(44.93)%	(19.95)%	27.92%
Ratios to average net assets
Gross expenses	0.36	% (e)	0.40%	0.39%		0.38%	0.39%	0.40%
Net expenses	0.35	% (e)	0.35%	0.35%		0.35%	0.35%	0.35%
Net investment income	2.04	% (e)	1.68%	2.28%		1.44%	3.36%	1.70%
Supplemental data
Net assets, end of period (in millions)	$2,848		$723	$773		$1,045	$1,651	$1,218
Portfolio turnover rate (f)	20	% (d)	33%	29%		22%	34%	24%

#	On April 15, 2020, the Fund effected a 1 for 20 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.
(a)	based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

57

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth/Strategic Metals ETF ##
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019		2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$65.41		$40.41	$40.68		$89.25	$50.70	$41.04
Income from investment operations:
Net investment income	0.15	(a)	0.58 (a)	0.90	(a)	1.98 (a)	1.32 (a)	0.36
Net realized and unrealized gain (loss) on investments	19.89		24.95	(0.54	) (b)	(45.48)	39.84	10.44
Total from investment operations	20.04		25.53	0.36		(43.50)	41.16	10.80
Less distributions from:
Net investment income	—		(0.53)	(0.63)		(5.07)	(2.61)	(1.14)
Net asset value, end of period	$85.45		$65.41	$40.41		$40.68	$89.25	$50.70
Total return (c)	30.64	% (d)	63.22%	0.91%		(48.70)%	81.43%	26.35%
Ratios to average net assets
Gross expenses	0.52	% (e)	0.63%	0.64%		0.63%	0.73%	0.86%
Net expenses	0.52	% (e)	0.59%	0.60%		0.59%	0.61%	0.61%
Net expenses excluding interest expense	0.52	% (e)	0.57%	0.57%		0.57%	0.57%	0.57%
Net investment income	0.39	% (e)	1.44%	2.14%		2.73%	1.99%	1.43%
Supplemental data
Net assets, end of period (in millions)	$754		$322	$193		$93	$182	$43
Portfolio turnover rate (f)	31	% (d)	70%	64%		68%	57%	104%

##	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

58

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Steel ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$44.57		$37.74	$34.87	$45.74	$37.82	$19.52
Income from investment operations:
Net investment income	1.13	(a)	0.71 (a)	1.16 (a)	1.30 (a)	0.92 (a)	0.42
Net realized and unrealized gain (loss) on investments	16.27		6.95	2.75	(9.99)	8.12	18.28
Total from investment operations	17.40		7.66	3.91	(8.69)	9.04	18.70
Less distributions from:
Net investment income	—		(0.77)	(1.04)	(2.18)	(1.12)	(0.40)
Return of capital	—		(0.06)	—	—	—	—
Total distributions	—		(0.83)	(1.04)	(2.18)	(1.12)	(0.40)
Net asset value, end of period	$61.97		$44.57	$37.74	$34.87	$45.74	$37.82
Total return (b)	39.02	% (c)	20.57%	11.02%	(18.94)%	23.86%	95.77%
Ratios to average net assets
Gross expenses	0.56	% (d)	0.95%	0.71%	0.61%	0.62%	0.60%
Net expenses	0.55	% (d)	0.56%	0.56%	0.56%	0.56%	0.55%
Net expenses excluding interest expense	0.55	% (d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.95	% (d)	2.31%	3.11%	2.80%	2.25%	1.88%
Supplemental data
Net assets, end of period (in millions)	$217		$77	$66	$58	$151	$185
Portfolio turnover rate (e)	7	% (c)	34%	19%	16%	31%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

59

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Unconventional Oil & Gas ETF #
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$76.44		$112.00	$109.30	$157.30	$182.50	$132.40
Income from investment operations:
Net investment income	0.72	(a)	1.44 (a)	1.50 (a)	1.00 (a)	0.90 (a)	0.90
Net realized and unrealized gain (loss) on investments	55.85		(35.79)	3.20	(48.10)	(25.00)	49.80
Total from investment operations	56.57		(34.35)	4.70	(47.10)	(24.10)	50.70
Less distributions from:
Net investment income	—		(1.21)	(2.00)	(0.90)	(1.10)	(0.60)
Net asset value, end of period	$133.01		$76.44	$112.00	$109.30	$157.30	$182.50
Total return (b)	73.99	% (c)	(30.65)%	4.32%	(29.96)%	(13.20)%	38.31%
Ratios to average net assets
Gross expenses	1.09	% (d)	1.90%	0.96%	0.61%	0.70%	0.71%
Net expenses	0.54	% (d)	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	1.34	% (d)	2.07%	1.26%	0.65%	0.56%	0.63%
Supplemental data
Net assets, end of period (in millions)	$19		$11	$20	$30	$69	$59
Portfolio turnover rate (e)	13	% (c)	24%	30%	17%	17%	23%

#	On April 15, 2020, the Fund effected a 1 for 10 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

60

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Uranium+Nuclear Energy ETF
			Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$49.35		$48.71	$49.67	$49.09	$47.55	$45.25
Income from investment operations:
Net investment income	0.74	(a)	0.89 (a)	1.07 (a)	1.30 (a)	1.35 (a)	2.08
Net realized and unrealized gain (loss) on investments	2.25		0.85	(0.85)	1.22	2.57	1.94
Total from investment operations	2.99		1.74	0.22	2.52	3.92	4.02
Less distributions from:
Net investment income	—		(1.10)	(1.18)	(1.94)	(2.38)	(1.72)
Net asset value, end of period	$52.34		$49.35	$48.71	$49.67	$49.09	$47.55
Total return (b)	6.06	% (c)	3.59%	0.44%	5.15%	8.27%	8.87%
Ratios to average net assets
Gross expenses	0.95	% (d)	1.25%	0.93%	0.85%	0.89%	0.79%
Net expenses	0.60	% (d)	0.60%	0.61%	0.60%	0.61%	0.61%
Net expenses excluding interest expense	0.60	% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.86	% (d)	1.97%	2.13%	2.58%	2.67%	3.37%
Supplemental data
Net assets, end of period (in millions)	$26		$18	$23	$26	$28	$34
Portfolio turnover rate (e)	10	% (c)	25%	15%	32%	19%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

61

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Agribusiness ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth/Strategic Metals ETF	Non-Diversified
Steel ETF	Non-Diversified
Unconventional Oil & Gas ETF	Non-Diversified
Uranium+Nuclear Energy ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of
62

financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in
63

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2021 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2022, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The expense limitations and management fee rates for the period ended June 30, 2021, are as follows:

Fund	Expense Limitations	Management Fees
Agribusiness ETF	0.56%	0.50%
Gold Miners ETF	0.53	0.50
Junior Gold Miners ETF	0.56	0.50
Low Carbon Energy ETF	0.62	0.50
Natural Resources ETF	0.49	0.50
Oil Refiners ETF	0.59	0.50
Oil Services ETF	0.35	0.35
Rare Earth/Strategic Metals ETF	0.57	0.50
Steel ETF	0.55	0.50
Unconventional Oil & Gas ETF	0.54	0.50
Uranium+Nuclear Energy ETF	0.60	0.50

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

64

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2021, the Adviser owned approximately 2,500 shares of Gold Miners ETF.

Note 4—Capital Share Transactions—As of June 30, 2021, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2021, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Agribusiness ETF	$107,125,792	$90,675,297	$402,247,596	$180,752,998
Gold Miners ETF	1,244,188,194	1,144,436,469	1,391,135,958	2,292,278,449
Junior Gold Miners ETF	962,350,597	945,367,273	230,206,367	441,140,615
Low Carbon Energy ETF	216,843,636	193,602,718	164,756,942	134,505,398
Natural Resources ETF	11,216,448	9,743,333	13,586,244	—
Oil Refiners ETF	2,238,185	1,879,716	598,522	—
Oil Services ETF	297,943,115	282,193,968	3,055,607,554	1,221,400,576
Rare Earth/Strategic Metals ETF	313,266,135	189,587,275	233,054,113	42,673,671
Steel ETF	13,620,195	10,596,627	181,301,561	78,592,784
Unconventional Oil & Gas ETF	2,095,922	1,986,315	—	—
Uranium+Nuclear Energy ETF	2,482,615	2,083,551	6,361,433	—

Note 6—Income Taxes—As of June 30, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

		Gross	Gross	Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Agribusiness ETF	$982,883,536	$247,181,511	$(47,978,277)	$199,203,234
Gold Miners ETF	12,850,911,091	2,492,430,632	(525,440,481)	1,966,990,151
Junior Gold Miners ETF	5,380,664,523	766,142,006	(734,636,123)	31,505,883
Low Carbon Energy ETF	269,889,324	62,362,493	(11,680,553)	50,681,940
Natural Resources ETF	63,120,185	15,537,098	(1,859,741)	13,677,357
Oil Refiners ETF	20,067,704	2,935,980	(1,574,060)	1,361,920
Oil Services ETF	2,955,866,188	50,303,241	(125,435,206)	(75,131,965)
Rare Earth/Strategic Metals ETF	590,551,135	194,517,734	(18,620,035)	175,897,699
Steel ETF	205,193,037	14,654,656	(1,659,977)	12,994,679
65

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Unconventional Oil & Gas ETF	21,219,379	2,016,926	(3,786,632)	(1,769,706)
Uranium+Nuclear Energy ETF	23,626,735	3,559,532	(1,076,987)	2,482,545

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2020, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Agribusiness ETF	$(177,519,804)	$(539,764,122)	$(717,283,926)
Gold Miners ETF	(1,519,879,482)	(9,026,462,682)	(10,546,342,164)
Junior Gold Miners ETF	(1,507,314,030)	(2,890,516,296)	(4,397,830,326)
Low Carbon Energy ETF	–	(54,410,011)	(54,410,011)
Natural Resources ETF	(3,328,176)	(40,523,234)	(43,851,410)
Oil Refiners ETF	(3,155,792)	(3,173,965)	(6,329,757)
Oil Services ETF	(154,740,702)	(1,431,391,678)	(1,586,132,380)
Rare Earth/Strategic Metals ETF	(81,323,804)	(233,588,147)	(314,911,951)
Steel ETF	(8,646,064)	(141,945,862)	(150,591,926)
Unconventional Oil & Gas ETF	(7,192,997)	(44,063,544)	(51,256,541)
Uranium+Nuclear Energy ETF	(13,943,688)	(70,487,452)	(84,431,140)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2021, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus

66

has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2021 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Agribusiness ETF	$46,191,985	$8,660,946	$39,844,369	$48,505,315
Gold Miners ETF	318,945,380	172,349,967	153,886,934	326,236,901
Junior Gold Miners ETF	298,538,485	189,165,954	119,470,987	308,636,941
Low Carbon Energy ETF	55,384,063	7,426,842	50,458,180	57,885,022
Natural Resources ETF	4,012,514	549,004	3,667,424	4,216,428
Oil Services ETF	44,302,912	31,765,199	15,019,054	46,784,253
Rare Earth/Strategic Metals ETF	113,360,502	24,386,569	89,651,351	114,037,920
Steel ETF	56,928,883	1,399,527	57,051,299	58,450,826
Unconventional Oil & Gas ETF	1,253,427	159,387	1,163,057	1,322,444
Uranium+Nuclear Energy ETF	2,868,345	355,578	2,644,032	2,999,610
67

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2021:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Agribusiness ETF	$8,660,946
Gold Miners ETF	172,349,967
Junior Gold Miners ETF	189,165,954
Low Carbon Energy ETF	7,426,842
Natural Resources ETF	549,004
Oil Services ETF	31,765,199
Rare Earth/Strategic Metals ETF	24,386,569
Steel ETF	1,399,527
Unconventional Oil & Gas ETF	159,387
Uranium+Nuclear Energy ETF	355,578

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2021, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Agribusiness ETF	62	$633,061	1.44%
Gold Miners ETF	68	6,365,823	1.43
Junior Gold Miners ETF	1	23,766,360	1.46
Low Carbon Energy ETF	99	1,199,551	1.44
Natural Resources ETF	96	190,174	1.44
Oil Services ETF	86	1,063,010	1.26
Rare Earth/Strategic Metals ETF	81	1,095,901	1.43
Steel ETF	31	474,374	1.44

Outstanding loan balances as of June 30, 2021, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— The Board of Trustees approved a 1 for 20 reverse share split for Oil Services ETF, a 1 for 3 reverse share split for Rare Earth/Strategic Metals ETF, and a 1 for 10 reverse share split for Unconventional Oil & Gas ETF. On April 15, 2020, shares began trading on a split-adjusted basis. The Statements of Changes in net Assets and Financial Highlights prior to April 15, 2020 have been adjusted to reflect these reverse share splits.

Note 12—Other— At a meeting held on February 24, 2021, the Board of Trustees of the Trust approved changing VanEck Vectors Low Carbon Energy ETF benchmark index from the Ardour Global Index (Extra Liquid) to the MVIS Global Low Carbon Energy Index effective on or after April 26, 2021. As a result of this change they also approved changing the Fund’s investment objective and its principal investment strategy. The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS Global Low Carbon Energy Index.

Note 13—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

68

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2021 (unaudited)

At a meeting held on June 17, 2021 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Growth Leaders ETF, ChinaAMC SME-ChiNext ETF, Egypt Index ETF, Gold Miners ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck Vectors China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2021. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2021 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a

69

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2021 (unaudited) (continued)

comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Agribusiness ETF, Rare Earth/Strategic Metals ETF, Russia ETF and Vietnam ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and/or median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Africa Index ETF, Egypt Index ETF, India Growth Leaders ETF, Rare Earth/Strategic Metals ETF, Russia Small-Cap ETF and Unconventional Oil & Gas ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its respective peer group of funds. With respect to these Funds, the Trustees reviewed the amount by which these Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefits.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Fund since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2021 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

70

VanEck Vectors Bitcoin Strategy ETF

At a meeting held on June 17, 2021 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Bitcoin Strategy ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2021. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2021 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 7, 2021 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding an agreed upon limit for a period of at least one year following the effective date of the Fund’s registration statement. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2021 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Future of Food ETF

At a meeting held on June 17, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Future of Food ETF (the “Fund”).

71

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2021 (unaudited) (continued)

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

72

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2020 to December 31, 2020 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

73

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	NRSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 7, 2021

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 7, 2021